SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               X
                                                                    -----

         File No. 2-99222

         Pre-Effective Amendment No. ____

         Post-Effective Amendment No._33_                             X
                                                                    -----
                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       X
                                                                    -----

         File No. 811-4363

         Amendment No._34_


         AMERICAN CENTURY GOVERNMENT INCOME TRUST
         (Exact Name of Registrant as Specified in Charter)

         4500 Main Street
         P.O. Box 419200
         Kansas City, MO  64141-6200
         (Address of Principal Executive Offices)

         Registrant's Telephone Number, including Area Code:  (816) 531-5575

         Douglas A. Paul
         V. P. and Associate General Counsel
         1665 Charleston Road, Mountain View, CA  94043
         (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: Immediately, upon effectiveness (first offered 9/23/85)

It is proposed that this filing become effective:

   _____  immediately upon filing pursuant to paragraph (b) of Rule 485
   __X__  on August 1, 1997 pursuant to paragraph (b) of Rule 485
   _____  60 days after filing pursuant to paragraph (a) of Rule 485
   _____  on (date) pursuant to paragraph (a) of Rule 485
   _____  75 days after filing pursuant to paragraph (a) (2) of Rule 485
   _____  on (date) pursuant to paragraph (a)(2) of Rule 485

--------------------------------------------------------------------------------
Registrant has elected to register an indefinite number of shares of beneficial interest under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. On May 30, 1997, the Registrant filed a Rule 24f-2 Notice on Form 24f-2 with respect to its fiscal year ended March 31, 1997.

                    AMERICAN CENTURY GOVERNMENT INCOME TRUST
                    1933 Act Post-Effective Amendment No. 33
                            1940 Act Amendment No. 34

                                    FORM N-1A
                              CROSS-REFERENCE SHEET

PART A:  PROSPECTUS

ITEM      PROSPECTUS CAPTION

1         Cover Page; Investment Objectives of the Funds

2         Transaction and Operating Expense Table

3         Financial Highlights; Performance Advertising

4 Management; Further Information About American Century; Investment Objectives of the Funds; Investment Policies of the Funds; Risk Factors and Investment Techniques; Other Investment Practices, Their Characteristics and Risks

5         Management

5A        Not Applicable

6         Further  Information  About  American  Century;  How to Redeem Shares;
          Cover Page; Distributions; Taxes

7 Cover Page; Distribution of Fund Shares; How to Open an Account; Share Price; Transfer and Administrative Services

8         How to Redeem Shares; Transfer and Administrative Services

9         Not Applicable




PART B:  STATEMENT OF ADDITIONAL INFORMATION


ITEM      STATEMENT OF ADDITIONAL INFORMATION CAPTION

10        Cover Page

11        Table of Contents

12        Not Applicable

13 Investment Policies and Techniques; Investment Restrictions; Portfolio Transactions

14        Trustee and Officers

15        Additional Purchase and Redemption Information; Trustees and Officers

16        Management; Transfer and Administrative Services; About the Trust

17        Portfolio Transactions

18        About the Trust

19 Additional Purchase and Redemption Information; Valuation of Portfolio Securities

20        Taxes

21        Additional Purchase and Redemption Information

22        Performance

23        Cover Page

                                   PROSPECTUS

                             [american century logo]
                                    American
                                   Century(sm)


                                 AUGUST 1, 1997


                                     BENHAM
                                    GROUP(R)


                              Capital Preservation
                             Capital Preservation II
                                Government Agency
                               Short-Term Treasury
                           Intermediate-Term Treasury
                               Long-Term Treasury
                                    ARM Fund
                                    GNMA Fund
                           Inflation-Adjusted Treasury


[front cover]

                        AMERICAN CENTURY INVESTMENTS
                               FAMILY OF FUNDS


     American Century Investments offers you nearly 70 fund choices covering stocks, bonds, money markets, specialty investments and blended portfolios. To help you find the funds that may meet your investment needs, American Century funds have been divided into three groups based on investment style and objectives. These groups, which appear below, are designed to help simplify your fund decisions.


                          AMERICAN CENTURY INVESTMENTS

       Benham Group         American Century Group   Twentieth Century(R) Group

    MONEY MARKET FUNDS        ASSET ALLOCATION &
   GOVERNMENT BOND FUNDS        BALANCED FUNDS             GROWTH FUNDS
  DIVERSIFIED BOND FUNDS   CONSERVATIVE EQUITY FUNDS    INTERNATIONAL FUNDS
   MUNICIPAL BOND FUNDS         SPECIALTY FUNDS


   Capital Preservation
  Capital Preservation II
     Government Agency
    Short-Term Treasury
Intermediate-Term Treasury
    Long-Term Treasury
         ARM Fund
         GNMA Fund
Inflation-Adjusted Treasury



                                   PROSPECTUS
                                 AUGUST 1, 1997


                Capital Preservation o Capital Preservation II o
                    Government Agency o Short-Term Treasury o
                Intermediate-Term Treasury o Long-Term Treasury o
                             ARM Fund o GNMA Fund o
                           Inflation-Adjusted Treasury


                AMERICAN CENTURY CAPITAL PRESERVATION FUND, INC.
               AMERICAN CENTURY CAPITAL PRESERVATION FUND II, INC.
                    AMERICAN CENTURY GOVERNMENT INCOME TRUST



     American Century Capital Preservation Fund, Inc., American Century Capital Preservation Fund II, Inc., and American Century Government Income Trust are a part of American Century Investments, a family of funds that includes nearly 70 no-load mutual funds covering a variety of investment opportunities. Nine of the funds from our Benham Group that invest in U.S. government securities (the "Funds") are described in this Prospectus. Their investment objectives are listed on pages 2 and 3 of this Prospectus. The other funds are described in separate prospectuses.


     American Century offers investors a full line of no-load funds, investments that have no sales charges or commissions.


     This Prospectus gives you information about the Funds that you should know before investing. Please read this Prospectus carefully and retain it for future reference. Additional information is included in the Statement of Additional Information dated August 1, 1997 and filed with the Securities and Exchange Commission ("SEC"). It is incorporated into this Prospectus by reference. To obtain a copy without charge, call or write:

                        American Century Investments
                     4500 Main Street o P.O. Box 419200
              Kansas City, Missouri 64141-6200 o 1-800-345-2021
                      International calls: 816-531-5575
                   Telecommunications Device for the Deaf:
                 1-800-634-4113 o In Missouri: 816-444-3485
                      Internet: www.americancentury.com



     Additional information, including this Prospectus and the Statements of Additional Information, may be obtained by accessing the Web site maintained by the SEC (www.sec.gov).

     Investments in the Funds are not insured or guaranteed by the U.S. government or any other agency. There is no assurance that the Money Market Funds will be able to maintain a $1.00 share price.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


Prospectus                                                                     1


                     INVESTMENT OBJECTIVES OF THE FUNDS

AMERICAN CENTURY--BENHAM CAPITAL
PRESERVATION FUND


     Capital Preservation is a money market fund which seeks maximum safety and liquidity. Its secondary objective is to seek to pay shareholders the highest rate of return on their investment in the Fund consistent with safety and liquidity. The Fund intends to pursue its investment objectives by investing exclusively in short-term U.S. Treasury securities guaranteed by the direct full faith and credit pledge of the U.S. government and maintaining a dollar-weighted average portfolio maturity of not more than 90 days. On August 30, 1997, the Fund will reorganize as "American Century-Benham Capital Preservation Fund," a series of American Century Government Income Trust. See "Agreement and Plan of Reorganization," page 36.


AMERICAN CENTURY--BENHAM CAPITAL
PRESERVATION FUND II


     Capital Preservation II is a money market fund which seeks maximum safety and liquidity. Its secondary objective is to seek to pay its shareholders the highest rate of return on their investment in the Fund consistent with safety and liquidity. The Fund intends to pursue its investment objectives by investing primarily in repurchase agreements collateralized by securities that are backed by the full faith and credit of the U.S. government. Such collateral may include U.S. Treasury bills, notes, and bonds or mortgage-backed Ginnie Mae certificates. On August 30, 1997, the Fund will reorganize as "American Century-Benham Capital Preservation Fund," a series of American Century Government Income Trust. See "Agreement and Plan of Reorganization," page 36.


AMERICAN CENTURY--BENHAM GOVERNMENT AGENCY
MONEY MARKET FUND

     Government Agency is a money market fund which seeks to provide the highest rate of current return on its investments, consistent with safety of principal and maintenance of liquidity, by investing exclusively in short-term obligations of the U.S. government and its agencies and instrumentalities, the income from which is exempt from state taxes.

AMERICAN CENTURY--BENHAM SHORT-TERM
TREASURY FUND


     Short-Term Treasury seeks to earn and distribute the highest level of current income exempt from state income taxes as is consistent with preservation of capital. The Fund intends to pursue its investment objectives by investing primarily in securities issued or guaranteed by the U.S. Treasury and maintaining a weighted average portfolio maturity ranging from 13 months to 3 years.


AMERICAN CENTURY--BENHAM INTERMEDIATE-TERM
TREASURY FUND


     Intermediate-Term Treasury seeks to earn and distribute the highest level of current income consistent with the conservation of assets and the safety provided by U.S. Treasury bills, notes, and bonds. The Fund intends to pursue its investment objectives by investing primarily in U.S. Treasury notes, which carry the direct full faith and credit pledge of the U.S. government and maintaining a weighted average portfolio maturity which ranges from 3 to 10 years.


There is no assurance that the Funds will achieve their respective investment objectives.

NO PERSON IS AUTHORIZED BY THE FUNDS TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATION OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS OR IN OTHER PRINTED OR WRITTEN MATERIAL ISSUED BY OR ON BEHALF OF THE FUNDS, AND YOU SHOULD NOT RELY ON ANY OTHER INFORMATION OR REPRESENTATION.


2    Investment Objectives                       American Century Investments


AMERICAN CENTURY--BENHAM LONG-TERM
TREASURY FUND


     Long-Term Treasury seeks to provide a consistent and high level of current income exempt from state taxes. The Fund intends to pursue its investment objective by investing primarily in securities issued or guaranteed by the U.S. Treasury and maintaining a weighted average portfolio maturity ranging from 20 to 30 years.


AMERICAN CENTURY--BENHAM ADJUSTABLE RATE
GOVERNMENT SECURITIES FUND

     The ARM Fund seeks to provide investors with a high level of current income, consistent with stability of principal. The Fund intends to pursue its investment objective by investing at least 65% of the Fund's total assets in adjustable rate mortgage securities (ARMs) and other securities collateralized by or representing interests in mortgages (collectively, "mortgage-backed securities").


     On August 25, 1997, the ARM Fund will begin to pursue its investment objective by investing in securities of the U.S. government and its agencies and maintaining a weighted average duration of three years of less. Its name will also change to "American Century--Benham Short-Term Government Fund," to reflect this change.


AMERICAN CENTURY--BENHAM GNMA FUND

     The GNMA Fund seeks to provide a high level of current income consistent with safety of principal and maintenance of liquidity by investing primarily in mortgage-backed Ginnie Mae certificates.

AMERICAN CENTURY -- BENHAM INFLATION-ADJUSTED
TREASURY FUND


     Inflation-Adjusted Treasury seeks to provide a total return consistent with investment in U.S. Treasury inflation-adjusted securities.


There is no assurance that the Funds will achieve their respective investment objectives.

NO PERSON IS AUTHORIZED BY THE FUNDS TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATION OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS OR IN OTHER PRINTED OR WRITTEN MATERIAL ISSUED BY OR ON BEHALF OF THE FUNDS, AND YOU SHOULD NOT RELY ON ANY OTHER INFORMATION OR REPRESENTATION.


Prospectus                                      Investment Objectives       3


                                TABLE OF CONTENTS


Investment Objectives of the Funds..........................................2
Transaction and Operating Expense Table.....................................5
Financial Highlights........................................................6


INFORMATION REGARDING THE FUNDS


Investment Policies of the Funds...........................................15
The Money Market Funds.....................................................15
   Capital Preservation....................................................15
   Capital Preservation II.................................................15
   Government Agency ......................................................15
The U.S. Treasury Funds....................................................16
   Short-Term Treasury.....................................................16
   Intermediate-Term Treasury..............................................16
   Long-Term Treasury......................................................16
   Inflation-Adjusted Treasury.............................................16
The Mortgage Securities Funds..............................................17
   ARM Fund................................................................17
   GNMA Fund ..............................................................18
Risk Factors and Investment Techniques.....................................18
   U.S. Government Securities..............................................18
   Mortgage-Backed Securities..............................................19
   Adjustable-Rate Mortgage Securities.....................................19
   Collateralized Mortgage Obligations.....................................20
   Stripped Mortgage-Backed Securities.....................................20
   Treasury Inflation-Adjusted Securities..................................20
     Development of Inflation-Adjusted
        Securities Market..................................................21
     Share Price Volatility................................................22
   Repurchase Agreements...................................................22
Other Investment Practices, Their Characteristics
   and Risks...............................................................22
   Portfolio Turnover......................................................22
   When-Issued and Forward Commitment
      Agreements...........................................................23
   Cash Management.........................................................23
   Other Techniques........................................................23
Performance Advertising....................................................23


HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS

American Century Investments...............................................25
Investing in American Century..............................................25
How to Open an Account.....................................................25
     By Mail...............................................................25
     By Wire...............................................................25
     By Exchange...........................................................25
     In Person.............................................................26
   Subsequent Investments..................................................26
     By Mail...............................................................26
     By Telephone..........................................................26
     By Online Access......................................................26
     By Wire...............................................................26
     In Person.............................................................26
   Automatic Investment Plan...............................................26
How to Exchange from One Account to Another ...............................26
     By Mail ..............................................................26
     By Telephone..........................................................27
     By Online Access......................................................27
How to Redeem Shares.......................................................27
     By Mail...............................................................27
     By Telephone..........................................................27
     By Check-A-Month......................................................27
     Other Automatic Redemptions...........................................27
   Redemption Proceeds.....................................................27
     By Check..............................................................27
     By Wire and ACH.......................................................27
   Redemption of Shares in Low-Balance Accounts............................27
Signature Guarantee........................................................28
Special Shareholder Services...............................................28
     Automated Information Line............................................28
     Online Account Access.................................................28
     CheckWriting..........................................................28
     Open Order Service....................................................29
     Tax-Qualified Retirement Plans........................................29
Important Policies Regarding Your Investments..............................29
Reports to Shareholders....................................................30
Employer-Sponsored Retirement Plans and
   Institutional Accounts..................................................30

ADDITIONAL INFORMATION YOU SHOULD KNOW


Share Price................................................................31
   When Share Price Is Determined..........................................31
   How Share Price Is Determined...........................................31
   Where to Find Information About Share Price.............................32
Distributions..............................................................32
Taxes  32
   Tax-Deferred Accounts...................................................32
   Taxable Accounts........................................................33
Management.................................................................34
   Investment Management...................................................34
   Code of Ethics..........................................................35
   Transfer and Administrative Services....................................35
   Special Meeting of Shareholders.........................................36
   Agreement and Plan of Reorganization....................................36
Distribution of Fund Shares................................................36
Expenses...................................................................37
Further Information About American Century.................................37



4    Table of Contents                           American Century Investments


                                                   TRANSACTION AND OPERATING EXPENSE TABLE
                                                                                                               Short-
                                                                                                                Term
                                                                                                              Treasury,
                                                                                                            Intermediate-
                                                                                                                Term
                                                                                                              Treasury,
                                                                                              Inflation-        Long-
                                                  Capital           Capital      Government    Adjusted         Term       ARM Fund,
                                               Preservation     Preservation II    Agency      Treasury       Treasury     GNMA Fund
SHAREHOLDER TRANSACTION EXPENSES:
Maximum Sales Load Imposed on Purchases..........  none             none            none         none            none        none

Maximum Sales Load Imposed on
   Reinvested Dividends..........................  none             none            none         none            none        none

Deferred Sales Load..............................  none             none            none         none            none        none

Redemption Fee(1)................................  none             none            none         none            none        none

Exchange Fee.....................................  none             none            none         none            none        none

ANNUAL FUND OPERATING EXPENSES:(2)
(as a percentage of net assets)

Management Fees(3)..............................  0.27%            0.43%           0.48%        0.48%           0.52%       0.60%

12b-1 Fees.......................................  none             none            none         none            none        none

Other Expenses(4)...............................  0.24%            0.30%           0.00%        0.02%           0.00%       0.00%

Total Fund Operating Expenses...................  0.51%            0.73%           0.48%        0.50%           0.52%       0.60%

EXAMPLE:
You would pay the following
expenses on a $1,000 investment,         1 year    $  5             $  7            $  5         $  6            $  5        $  6
assuming a 5% annual return             3 years      16               23              15           16              17          19
and redemption at the end               5 years      29               41              27           28              29          33
of each time period:                   10 years      64               91              60           63              65          75

(1)  Redemption proceeds sent by wire are subject to a $10 processing fee.

(2)  Benham  Management  Corporation  (with respect to Capital  Preservation and
     Capital  Preservation  II,  the  "Manager")  has  agreed  to limit  Capital
     Preservation's and Capital Preservation II's total operating expenses to specified percentages of each Fund's average daily net assets. The agreement provides that the Manager may recover amounts absorbed on behalf of each of Capital Preservation and Capital Preservation II during the preceding 11 months if, and to the extent that, for any given month, total expenses of either were less than the expense limit in effect at that time.
     The current expense limit for Capital Preservation is 0.53%. The current expense limit for Capital Preservation II is 0.73%. American Century
     Investment  Management,  Inc.  (with  respect to all Funds  except  Capital
     Preservation and Capital Preservation II, the "Manager") has agreed to waive the expenses of Inflation-Adjusted Treasury, until May 31, 1998, to 0.50% of its net assets. If this waiver was not in effect, the Management
     Fees,  Other  Expenses and Total Fund  Operating  Expenses  would be 0.52%,
     0.02% and 0.54%, respectively.

(3)  A portion of the management fee may be paid by American Century  Investment
     Management, Inc. to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the Manager. See "Management - Transfer and Administrative
     Services," page 35.

(4)  With  respect  to  all  Funds  except  Capital   Preservation  and  Capital
     Preservation  II,  Other  Expenses,  which  includes  the fees and expenses
     (including  legal  counsel fees) of those  Trustees who are not  interested persons' as defined in the Investment  Company Act of 1940, are expected to be less than 0.01 of 1% of average net assets for the current  fiscal year.
     For  Capital  Preservation  and Capital  Preservation  II,  Other  Expenses
     include  administrative  and transfer  agent fees paid to American  Century
     Services Corporation.

     The purpose of the above table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly in connection with an investment in the class of shares of the Funds offered by this Prospectus. The example set forth above assumes reinvestment of all dividends and distributions and uses a 5% annual rate of return as required by Securities and Exchange Commission regulations.

     NEITHER THE 5% RATE OF RETURN NOR THE EXPENSES SHOWN ABOVE SHOULD BE CONSIDERED INDICATIONS OF PAST OR FUTURE RETURNS AND EXPENSES. ACTUAL RETURNS AND EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


     The shares offered by this Prospectus are Investor Class shares and have no up-front or deferred sales charges, commissions, or 12b-1 fees. The Investor Class is currently the only class of shares offered by the Funds.



Prospectus                      Transaction and Operating Expense Table     5

                              FINANCIAL HIGHLIGHTS
                              CAPITAL PRESERVATION

     The Financial Highlights for each of the periods presented have been audited by KPMG Peat Marwick LLP, independent auditors whose report thereon appears in the Fund's annual report, which is incorporated by reference into the Statement of Additional Information. The semiannual and annual reports contain additional performance information and will be made available upon request and without charge. The information presented is for a share outstanding throughout the years ended March 31, except as noted.


                                          1997     1996    1995       1994      1993(1)   1992     1991     1990    1989      1988
PER-SHARE DATA

Net Asset Value,

Beginning of Period.....................  $1.00   $1.00    $1.00     $1.00       $1.00    $1.00    $1.00   $1.00    $1.00    $1.00

Income From Investment Operations
    Net Investment Income ..............   0.05    0.05     0.04      0.03        0.01     0.04     0.06    0.08     0.08     0.06

Distributions
    From Net Investment Income..........  (0.05)  (0.05)   (0.04)    (0.03)      (0.01)   (0.04)   (0.06)  (0.08)   (0.08)   (0.06)
                                          -----   -----    -----     -----       -----    -----    -----   -----    -----    -----

Net Asset Value, End of Period..........  $1.00   $1.00    $1.00     $1.00       $1.00    $1.00    $1.00   $1.00    $1.00    $1.00
                                          =====   =====    =====     =====       =====    =====    =====   =====    =====    =====

    Total Return(2).....................  4.82%   5.21%    4.31%     2.63%       1.35%    3.88%    6.27%   7.77%    8.27%    6.30%

RATIOS/SUPPLEMENTAL DATA

    Ratio of Operating Expenses
    to Average Net Assets(3)............  0.49%   0.51%    0.50%     0.51%    0.50%(4)    0.51%    0.52%   0.56%    0.57%    0.59%

    Ratio of Net Investment Income
    to Average Net Assets(3)............  4.66%   5.07%    4.24%     2.59%    2.68%(4)    3.82%    6.03%   7.50%    8.00%    6.08%

    Net Assets, End
    of Period (in millions)............. $2,978  $3,078   $2,883    $2,787      $2,943   $3,046   $3,376  $3,099   $2,737   $2,187

(1) The Fund's fiscal year-end was changed from September 30 to March 31 beginning with the period ended March 31, 1993, resulting in a six-month period in 1993.

(2)  Total  return   assumes   reinvestment   of  dividends   and  capital  gain
     distributions, if any, and are not annualized.

(3) The ratios for periods subsequent to March 31, 1995 include expenses paid through expense offset arrangements.

(4)  Annualized.


6    Financial Highlights                        American Century Investments

                              FINANCIAL HIGHLIGHTS
                             CAPITAL PRESERVATION II

     The Financial Highlights for each of the periods presented have been audited by KPMG Peat Marwick LLP, independent auditors whose report thereon appears in the Fund's annual report, which is incorporated by reference into the Statement of Additional Information. The semiannual and annual reports contain additional performance information and will be made available upon request and without charge. The information presented is for a share outstanding throughout the years ended March 31, except as noted.


                                           1997     1996     1995     1994      1993(1)   1992    1991     1990      1989     1988
PER-SHARE DATA

Net Asset Value,

Beginning of Period......................  $1.00   $1.00    $1.00    $1.00      $1.00    $1.00     $1.00   $1.00    $1.00    $1.00

Income From Investment Operations
    Net Investment Income ...............   0.05    0.05     0.04     0.02       0.01     0.03      0.06    0.08     0.08     0.06

Distributions
    From Net Investment Income...........  (0.05)  (0.05)   (0.04)   (0.02)     (0.01)   (0.03)    (0.06)  (0.08)   (0.08)   (0.06)
                                           -----   -----    -----    -----      -----    -----     -----   -----    -----    -----

Net Asset Value, End of Period...........  $1.00   $1.00    $1.00    $1.00      $1.00    $1.00     $1.00   $1.00    $1.00    $1.00
                                           =====   =====    =====    =====      =====    =====     =====   =====    =====    =====

    Total Return(2)......................  4.69%   5.15%    4.17%    2.40%      1.21%    3.42%     6.07%   7.91%    8.64%    6.46%

RATIOS/SUPPLEMENTAL DATA

    Ratio of Operating Expenses
    to Average Net Assets(3).............  0.74%   0.76%    0.75%    0.75%   0.75%(4)    0.74%     0.70%   0.69%    0.71%    0.73%

    Ratio of Net Investment Income
    to Average Net Assets(3).............  4.56%   5.03%    4.06%    2.37%   2.40%(4)    3.41%     5.91%   7.64%    8.34%    6.26%

    Net Assets, End
    of Period (in millions)..............   $226    $246     $262     $283       $314     $340      $475    $618     $708     $538

(1) The Fund's fiscal year-end was changed from September 30 to March 31 beginning with the period ended March 31, 1993, resulting in a six-month period in 1993.

(2)  Total  return   assumes   reinvestment   of  dividends   and  capital  gain
     distributions, if any, and are not annualized.

(3) The ratios for periods subsequent to March 31, 1995 include expenses paid through expense offset arrangements.

(4)  Annualized.


Prospectus                                         Financial Highlights     7


                              FINANCIAL HIGHLIGHTS
                                GOVERNMENT AGENCY

     The Financial Highlights for each of the periods presented have been audited by KPMG Peat Marwick LLP, independent auditors whose report thereon appears in the Fund's annual report, which is incorporated by reference into the Statement of Additional Information. The semiannual and annual reports contain additional performance information and will be made available upon request and without charge. The information presented is for a share outstanding throughout the years ended March 31, except as noted.


                                                1997       1996      1995     1994      1993      1992       1991          1990(1)
PER-SHARE DATA

Net Asset Value,
Beginning of Period.............................$1.00     $1.00     $1.00     $1.00     $1.00      $1.00      $1.00        $1.00

Income From Investment Operations
   Net Investment Income ........................0.05      0.05      0.04      0.03      0.03       0.05       0.07         0.03

Distributions
   From Net Investment Income.................. (0.05)    (0.05)    (0.04)    (0.03)    (0.03)     (0.05)     (0.07)       (0.03)
                                                -----     -----     -----     -----     -----      -----      -----        -----

Net Asset Value, End of Period..................$1.00     $1.00     $1.00     $1.00     $1.00      $1.00      $1.00        $1.00
                                                =====     =====     =====     =====     =====      =====      =====        =====

   Total Return(2)..............................4.89%     5.35%     4.47%     2.69%     3.07%      5.29%      7.97%        2.65%

RATIOS/SUPPLEMENTAL DATA

   Ratio of Operating Expenses
   to Average Net Assets(3).....................0.57%     0.51%     0.50%     0.50%     0.50%      0.30%         --           --

   Ratio of Net Investment Income
   to Average Net Assets(3).....................4.76%     5.20%     4.35%     2.65%     3.04%      5.17%      7.42%     8.25%(4)

   Net Assets, End
   of Period (in millions).......................$471      $503      $462      $562      $646       $906     $1,074          $62

(1)  From December 5, 1989 (commencement of operations) through March 31, 1990.

(2)  Total  return   assumes   reinvestment   of  dividends   and  capital  gain
     distributions, if any, and are not annualized.

(3) The ratios for periods subsequent to March 31, 1995 include expenses paid through expense offset arrangements.

(4)  Annualized.


8    Financial Highlights                         American Century Investments

                              FINANCIAL HIGHLIGHTS
                               SHORT-TERM TREASURY

     The Financial Highlights for each of the periods presented have been audited by KPMG Peat Marwick LLP, independent auditors whose report thereon appears in the Fund's annual report, which is incorporated by reference into the Statement of Additional Information. The semiannual and annual reports contain additional performance information and will be made available upon request and without charge. The information presented is for a share outstanding throughout the years ended March 31, except as noted.


                                                    1997        1996       1995         1994         1993(1)
PER-SHARE DATA

Net Asset Value, Beginning of Period.............. $9.84        $9.73       $9.86      $10.04       $10.00

Income From Investment Operations
   Net Investment Income .........................  0.52         0.53        0.50        0.36         0.25

   Net Realized and Unrealized Gains
   (Losses) on Investment Transactions............ (0.07)        0.11       (0.13)      (0.14)        0.04
                                                   -----         ----       -----       -----         ----

   Total From Investment Operations...............  0.45         0.64        0.37        0.22         0.29
                                                    ----         ----        ----        ----         ----

Distributions
   From Net Investment Income..................... (0.52)       (0.53)      (0.50)      (0.36)       (0.25)

   From Net Realized Gains
   on Investment Transactions..................... (0.09)          --          --       (0.03)          --

   In Excess of Net Realized Gains
   on Investment Transactions.....................    --           --          --       (0.01)          --
                                                   -----         ----       -----       -----         ----

   Total Distributions............................ (0.61)       (0.53)      (0.50)      (0.40)       (0.25)
                                                   -----        -----       -----       -----        -----

Net Asset Value, End of Period.................... $9.68        $9.84       $9.73       $9.86       $10.04
                                                   =====        =====       =====       =====       ======

   Total Return(2)................................ 4.62%        6.71%       3.85%       2.16%        2.79%

RATIOS/SUPPLEMENTAL DATA

   Ratio of Operating Expenses
   to Average Net Assets(3)....................... 0.61%        0.67%       0.67%       0.58%           0%

   Ratio of Net Investment Income
   to Average Net Assets(3)....................... 5.26%        5.39%       5.22%       3.53%     4.50%(4)

   Portfolio Turnover Rate........................  234%         224%        141%        262%         158%

   Net Assets, End
   of Period (in millions)........................   $36          $36         $56         $25          $15

(1)  From September 8, 1992 (commencement of operations) through March 31,
     1993.

(2)  Total  return   assumes   reinvestment   of  dividends   and  capital  gain
     distributions, if any, and are not annualized.

(3) The ratios for the periods subsequent to March 31, 1995 include expenses paid through expense offset arrangements.

(4)  Annualized.


Prospectus                                         Financial Highlights     9

                              FINANCIAL HIGHLIGHTS
                           INTERMEDIATE-TERM TREASURY

     The Financial Highlights for each of the periods presented have been audited by KPMG Peat Marwick LLP, independent auditors whose report thereon appears in the Fund's annual report, which is incorporated by reference into the Statement of Additional Information. The semiannual and annual reports contain additional performance information and will be made available upon request and without charge. The information presented is for a share outstanding throughout the years ended March 31, except as noted.


                                             1997       1996   1995     1994     1993     1992    1991      1990    1989      1988
PER-SHARE DATA

Net Asset Value,
Beginning of Period........................ $10.24     $9.99   $10.18  $10.73   $10.52   $10.23    $9.87   $9.63   $10.11   $10.91

Income From Investment Operations
   Net Investment Income ..................   0.58      0.58     0.53    0.48     0.56     0.69     0.75    0.77     0.76     0.75

   Net Realized and Unrealized
   Gains (Losses) on
   Investment Transactions ................ (0.18)      0.25   (0.19)  (0.27)     0.69     0.29     0.36    0.24   (0.49)   (0.60)
                                            -----       ----   -----   -----      ----     ----     ----    ----   -----    -----

   Total From Investment Operations........   0.40      0.83     0.34    0.21     1.25     0.98     1.11    1.01     0.27     0.15
                                              ----      ----     ----    ----     ----     ----     ----    ----     ----     ----

Distributions

   From Net Investment Income.............. (0.58)    (0.58)   (0.53)  (0.48)   (0.56)   (0.69)   (0.75)  (0.77)   (0.75)   (0.92)

   From Net Realized Gains
   on Investment Transactions..............     --        --       --  (0.06)   (0.48)       --       --      --       --   (0.03)

   In Excess of Net Realized Gains
   on Investment Transactions..............     --        --       --  (0.22)       --       --       --      --       --       --
                                              ----      ----     ----    ----     ----     ----     ----    ----     ----     ----

   Total Distributions..................... (0.58)    (0.58)   (0.53)  (0.76)   (1.04)   (0.69)   (0.75)  (0.77)   (0.75)   (0.95)
                                            -----     -----    -----   -----    -----    -----    -----   -----    -----    -----

Net Asset Value, End of Period............. $10.06    $10.24    $9.99  $10.18   $10.73   $10.52   $10.23   $9.87    $9.63   $10.11
                                            ======    ======    =====  ======   ======   ======   ======   =====    =====   ======

   Total Return(1).........................  4.05%     8.42%    3.54%   1.85%   12.36%    9.92%   11.59%  10.61%    2.78%    1.60%

RATIOS/SUPPLEMENTAL DATA

   Ratio of Operating Expenses
   to Average Net Assets(2)................  0.51%     0.53%    0.53%   0.51%    0.53%    0.59%    0.73%   0.75%    0.75%    0.75%

   Ratio of Net Investment Income
   to Average Net Assets(2)................  5.72%     5.65%    5.35%   4.50%    5.18%    6.55%    7.49%   7.66%    7.67%    7.36%

   Portfolio Turnover Rate.................   110%      168%      92%    213%     299%     149%      70%    217%     386%     465%

   Net Assets, End
   of Period (in millions).................   $329      $311     $305    $351     $392     $303     $159     $97      $72      $54

(1)  Total  return   assumes   reinvestment   of  dividends   and  capital  gain
     distributions, if any.

(2) The ratios for the periods subsequent to March 31, 1995 include expenses paid through expense offset arrangements.


10   Financial Highlights                        American Century Investments

                              FINANCIAL HIGHLIGHTS
                               LONG-TERM TREASURY

     The Financial Highlights for each of the periods presented have been audited by KPMG Peat Marwick LLP, independent auditors whose report thereon appears in the Fund's annual report, which is incorporated by reference into the Statement of Additional Information. The semiannual and annual reports contain additional performance information and will be made available upon request and without charge. The information presented is for a share outstanding throughout the years ended March 31, except as noted.


                                                             1997         1996        1995         1994         1993(1)
PER-SHARE DATA

Net Asset Value, Beginning of Period...................      $9.67         $9.05     $9.38        $10.24       $10.00
Income From Investment Operations
    Net Investment Income..............................       0.60          0.60      0.60          0.63         0.39

    Net Realized and Unrealized Gains
    (Losses) on Investment Transactions................     (0.35)          0.62    (0.33)        (0.27)         0.24
                                                            -----           ----    -----         -----          ----

    Total From Investment Operations...................       0.25          1.22      0.27          0.36         0.63
                                                              ----          ----      ----          ----         ----

Distributions
    From Net Investment Income.........................     (0.60)        (0.60)    (0.60)        (0.63)       (0.39)

    From Net Realized Gains
    on Investment Transactions.........................         --            --        --        (0.45)           --

    In Excess of Net Realized Gains
    on Investment Transactions.........................         --            --        --        (0.14)           --
                                                            -----           ----    -----         -----          ----

    Total Distributions................................     (0.60)        (0.60)    (0.60)        (1.22)       (0.39)
                                                            -----         -----     -----         -----        -----

Net Asset Value, End of Period.........................      $9.32         $9.67     $9.05         $9.38       $10.24
                                                             =====         =====     =====         =====       ======

    Total Return(2)....................................      2.65%        13.46%     3.25%         2.87%        6.48%

RATIOS/SUPPLEMENTAL DATA

    Ratio of Operating Expenses
    to Average Net Assets(3)...........................     0.60%         0.67%      0.67%         0.57%           --

    Ratio of Net Investment Income
    to Average Net Assets(3)...........................      6.28%         5.93%     6.84%         5.89%     7.18%(4)

    Portfolio Turnover Rate............................        40%          112%      147%          200%          57%

    Net Assets, End of Period (in millions)............       $127          $111       $35           $18          $21

(1)  From September 8, 1992 (commencement of operations) through March 31,
     1993.

(2)  Total  return   assumes   reinvestment   of  dividends   and  capital  gain
     distributions, if any, and are not annualized.

(3) The ratios for the periods subsequent to March 31, 1995 include expenses paid through expense offset arrangements.

(4)  Annualized.

Prospectus                                         Financial Highlights    11

                              FINANCIAL HIGHLIGHTS
                                    ARM FUND

     The Financial Highlights for each of the periods presented have been audited by KPMG Peat Marwick LLP, independent auditors whose report thereon appears in the Fund's annual report, which is incorporated by reference into the Statement of Additional Information. The semiannual and annual reports contain additional performance information and will be made available upon request and without charge. The information presented is for a share outstanding throughout the years ended March 31, except as noted.


                                                     1997        1996         1995    1994        1993       1992(1)
PER-SHARE DATA

Net Asset Value, Beginning of Period................  $9.47       $9.42      $9.75     $9.97     $10.04      $10.00

Income From Investment Operations
   Net Investment Income ...........................   0.53        0.54       0.49      0.54       0.57        0.40

   Net Realized and Unrealized Gains
   (Losses) on Investment Transactions..............   0.04        0.05     (0.33)    (0.22)     (0.07)        0.04
                                                       ----        ----     -----     -----      -----         ----

   Total From Investment Operations.................   0.57        0.59       0.16      0.32       0.50        0.44
                                                       ----        ----       ----      ----       ----        ----

Distributions
   From Net Investment Income....................... (0.53)      (0.54)     (0.49)    (0.54)     (0.57)      (0.40)
                                                     -----       -----      -----     -----      -----       -----

   Total Distributions.............................. (0.53)      (0.54)     (0.49)    (0.54)     (0.57)      (0.40)
                                                     -----       -----      -----     -----      -----       -----

Net Asset Value, End of Period......................  $9.51       $9.47      $9.42     $9.75      $9.97      $10.04
                                                      =====       =====      =====     =====      =====      ======

   Total Return(2)..................................  6.17%       6.42%      1.75%     3.27%      5.13%       4.55%

RATIOS/SUPPLEMENTAL DATA

   Ratio of Operating Expenses
   to Average Net Assets(3).........................  0.59%       0.60%      0.57%     0.51%      0.45%          0%

   Ratio of Net Investment Income
   to Average Net Assets(3).........................  5.59%       5.70%      4.98%     5.47%      5.66%    7.02%(4)

   Portfolio Turnover Rate..........................   193%        221%        60%       92%        83%         82%

   Net Assets, End of Period (in millions)..........   $236        $299       $397      $937     $1,495        $886

(1)  From September 3, 1991 (commencement of operations) through March 31,
     1992.

(2)  Total  return   assumes   reinvestment   of  dividends   and  capital  gain
     distributions, if any, and are not annualized.

(3) The ratios for the periods subsequent to March 31, 1995 include expenses paid through expense offset arrangements.

(4)  Annualized.


12   Financial Highlights                        American Century Investments

                              FINANCIAL HIGHLIGHTS
                                    GNMA FUND

     The Financial Highlights for each of the periods presented have been audited by KPMG Peat Marwick LLP, independent auditors whose report thereon appears in the Fund's annual report, which is incorporated by reference into the Statement of Additional Information. The semiannual and annual reports contain additional performance information and will be made available upon request and without charge. The information presented is for a share outstanding throughout the years ended March 31, except as noted.


                                              1997      1996     1995    1994      1993    1992      1991    1990   1989      1988
PER-SHARE DATA

Net Asset Value,
Beginning of Period......................... $10.45    $10.18   $10.35  $10.88   $10.52   $10.21    $9.85    $9.56  $9.96   $10.42

Income From Investment Operations
   Net Investment Income ...................   0.71      0.74     0.72    0.66     0.79     0.86     0.88     0.90   0.89     0.89

   Net Realized and Unrealized Gains
   (Losses) on Investment Transactions...... (0.12)      0.27   (0.18)  (0.52)     0.36     0.31     0.36     0.29 (0.40)   (0.40)
                                             -----       ----   -----   -----      ----     ----     ----     ---- -----    -----

   Total From Investment Operations.........   0.59      1.01     0.54    0.14     1.15     1.17     1.24     1.19   0.49     0.49
                                               ----      ----     ----    ----     ----     ----     ----     ----   ----     ----

Distributions

   From Net Investment Income............... (0.71)    (0.74)   (0.71)  (0.66)   (0.79)   (0.86)   (0.88)   (0.90) (0.89)   (0.95)

   From Net Realized Gains
   on Investment Transactions...............     --        --       --  (0.01)       --       --       --       --     --       --
                                               ----      ----     ----    ----     ----     ----     ----     ----   ----     ----

   Total Distributions...................... (0.71)    (0.74)   (0.71)  (0.67)   (0.79)   (0.86)   (0.88)   (0.90) (0.89)   (0.95)
                                             -----     -----    -----   -----    -----    -----    -----    -----  -----    -----

Net Asset Value, End of Period.............. $10.33    $10.45   $10.18  $10.35   $10.88   $10.52   $10.21    $9.85  $9.56    $9.96
                                             ======    ======   ======  ======   ======   ======   ======    =====  =====    =====

   Total Return(1)..........................  5.84%    10.08%    5.53%   1.30%   11.28%   11.85%   13.16%   12.73%  5.07%    5.23%

RATIOS/SUPPLEMENTAL DATA

   Ratio of Operating Expenses
   to Average Net Assets(2).................  0.55%     0.58%    0.58%   0.54%    0.56%   0 .62%    0.72%    0.75%  0.75%    0.73%

   Ratio of Net Investment Income
   to Average Net Assets(2).................  6.84%     6.98%    7.08%   6.12%    7.31%    8.18%    8.85%    9.04%  9.11%    8.94%

   Portfolio Turnover Rate..................  105%       64%      120%     49%      71%      97%     207%     433%   497%    497 %

   Net Assets, End
   of Period (in millions).................. $1,119    $1,120     $980  $1,129   $1,160    $ 724     $409     $290   $253     $259

(1)  Total  return   assumes   reinvestment   of  dividends   and  capital  gain
     distributions, if any.

(2) The ratios for the periods subsequent to March 31, 1995 include expenses paid through expense offset arrangements.


Prospectus                                          Financial Highlights   13


                              FINANCIAL HIGHLIGHTS
                           INFLATION-ADJUSTED TREASURY

     The Financial Highlights for the period ended March 31, 1997, have been audited by KPMG Peat Marwick LLP, independent auditors (except as noted) whose report thereon appears in the Fund's annual report, which is incorporated by reference into the Statement of Additional Information. The annual report contains additional performance information and will be made available upon request and without charge. The information presented is for a share outstanding throughout the period ended March 31, except as noted.

                                                        June 30,       March 31,
                                                         1997(1)        1997(2)
PER-SHARE DATA

Net Asset Value, Beginning of Period....................  $9.74        $10.00
                                                          -----        ------

Income From Investment Operations
    Net Investment Income ..............................   0.13          0.06

    Net Unrealized
    (Loss) on Investment Transactions................... (0.05)        (0.26)
                                                         -----         -----

    Total From Investment Operations....................   0.08        (0.20)
                                                           ----        -----

Distributions

    From Net Investment Income.......................... (0.13)        (0.06)
                                                         -----         -----

Net Asset Value, End of Period..........................  $9.69         $9.74
                                                          =====         =====

    Total Return(3).....................................  0.85%       (1.98)%

RATIOS/SUPPLEMENTAL DATA

    Ratio of Operating Expenses
    to Average Net Assets(4)............................  0.50%         0.50%

    Ratio of Net Investment Income
    to Average Net Assets(4)............................  5.30%         5.03%

    Portfolio Turnover Rate.............................    32%            --

    Net Assets, End of Period (in thousands)............ $4,312        $2,277

(1)  Three months ended June 30, 1997 (unaudited).

(2)  February 10, 1997 (inception) through March 31, 1997.

(3)  Total  return   assumes   reinvestment   of  dividends   and  capital  gain
     distributions, if any, and are not annualized.

(4)  Annualized.


14   Financial Highlights                        American Century Investments


                         INFORMATION REGARDING THE FUNDS

INVESTMENT POLICIES OF THE FUNDS

     The Funds have adopted certain investment restrictions that are set forth in the Statement of Additional Information. Those restrictions, as well as the investment objectives of the Funds identified on pages 2 and 3 of this Prospectus and any other investment policies which are designated as "fundamental" in this Prospectus or in the Statement of Additional Information, cannot be changed without shareholder approval. The Funds have implemented additional investment policies and practices to guide their activities in the pursuit of their respective investment objectives. These policies and practices, which are described throughout this Prospectus, are not designated as fundamental policies and may be changed without shareholder approval.


     Each Fund (except Capital Preservation II, ARM Fund and GNMA Fund) seeks income exempt from state taxes by investing exclusively in U.S. government securities whose interest payments are state tax-exempt. As a result, these Funds' dividend distributions are expected to be exempt from state income tax. See page 32 for more information on tax treatment of the Funds' distributions.


THE MONEY MARKET FUNDS

     Each of the Money Market Funds seeks to maintain a $1.00 share price, although there is no guarantee they will be able to do so. Shares of the Money Market Funds are neither insured nor guaranteed by the U.S. government.

CAPITAL PRESERVATION


     Capital Preservation seeks maximum safety and liquidity. Its secondary objective is to seek to pay its shareholders the highest rate of return on their investment in Capital Preservation consistent with safety and liquidity. Capital Preservation pursues its investment objectives by investing exclusively in short-term U.S. Treasury securities guaranteed by the direct full faith and credit pledge of the U.S. government. Capital Preservation's dollar-weighted average portfolio maturity will not exceed 90 days.


     While the risks associated with investing in short-term U.S. Treasury securities are very low, an investment in Capital Preservation is not risk-free.

CAPITAL PRESERVATION II

     Capital Preservation II seeks maximum safety and liquidity. Its secondary objective is to seek to pay its shareholders the highest rate of return on their investment in the Fund consistent with safety and liquidity. Capital Preservation II pursues its investment objectives by investing primarily in repurchase agreements collateralized by securities that are backed by the full faith and credit of the U.S. government. Such collateral may include U.S. Treasury bills, notes, and bonds or mortgage-backed Ginnie Mae certificates. Ginnie Mae certificates are guaranteed by the Government National Mortgage Association (GNMA) and backed by the full faith and credit of the U.S. government. Repurchase agreements held by the Fund normally have maturities of seven days or less. The Fund may invest directly in U.S. Treasury securities from time to time.

     Capital Preservation II restricts its average portfolio maturity to seven days or less. Because of this restriction, its yield responds more quickly to interest rate increases or decreases than do yields on most other money market funds and enhances portfolio liquidity. See page 22 for a discussion of the market and credit risks associated with investing in repurchase agreements.

GOVERNMENT AGENCY

     Government Agency seeks to provide the highest rate of current return on its investments, consistent with safety of principal and maintenance of liquidity, by investing exclusively in short-term obligations of the U.S.
government and its agencies and instrumentalities, the income from which is exempt from state taxes. Under normal conditions, at least 65% of the Fund's total assets are invested in securities issued by agencies and instrumentalities of the U.S. government.


Prospectus                               Information Regarding the Fund    15


Assets not invested in these securities are invested in U.S. Treasury securities. For temporary defensive purposes, the Fund may invest up to 100% of its assets in U.S. Treasury securities. The Fund's weighted average portfolio maturity will not exceed 90 days.

     The U.S. government provides varying levels of financial support to its agencies and instrumentalities.

THE U.S. TREASURY FUNDS


     Short-Term Treasury, Intermediate-Term Treasury and Long-Term Treasury are quite similar to one another but can be differentiated by their dollar-weighted average maturities. Among these Funds, the longer its dollar-weighted average maturity, the more its share price will fluctuate when interest rates change.


     This pattern is due, in part, to the time value of money. A bond's worth is determined in part by the present value of its future cash flows. Consequently, changing interest rates have a greater effect on the present value of a long-term bond than a short-term bond. Because of this interplay between market interest rates and share price, investors are encouraged to evaluate Fund performance on the basis of total return.

SHORT-TERM TREASURY

     Short-Term Treasury seeks to earn and distribute the highest level of current income exempt from state income taxes as is consistent with preservation of capital. Short-Term Treasury pursues this objective by investing primarily in securities issued or guaranteed by the U.S. Treasury.

     Within this framework, Short-Term Treasury invests primarily in securities with remaining maturities of 3 years or less, and, under normal conditions, maintains a weighted average portfolio maturity ranging from 13 months to 3 years. Short-Term Treasury's portfolio may consist of any combination of these securities consistent with investment strategies employed by the Manager.

     Short-Term Treasury may be appropriate for investors who are seeking higher current yields than those available from money market funds and who can tolerate some share price volatility.

INTERMEDIATE-TERM TREASURY

     Intermediate-Term Treasury seeks to earn and distribute the highest level of current income consistent with the conservation of assets and the safety provided by U.S. Treasury bills, notes, and bonds. Intermediate-Term Treasury pursues this objective by investing primarily in U.S. Treasury notes, which carry the direct full faith and credit pledge of the U.S. government. Intermediate-Term Treasury may also invest in U.S. Treasury bills, bonds, and zero-coupon securities, all of which are also backed by the direct full faith and credit pledge of the U.S. government. Intermediate-Term Treasury's weighted average portfolio maturity ranges from 3 to 10 years, under normal market conditions.

     The Manager seeks a current yield for Intermediate-Term Treasury higher than that of Short-Term Treasury, with correspondingly greater share price volatility.

LONG-TERM TREASURY

     Long-Term Treasury seeks to provide a consistent and high level of current income exempt from state taxes. Long-Term Treasury pursues this objective by investing primarily in securities issued or guaranteed by the U.S. Treasury and agencies or instrumentalities of the U.S. government. Long-Term Treasury's portfolio may consist of any combination of these securities consistent with investment strategies employed by the Manager. Within this framework, the Fund invests primarily in securities with maturities of 10 or more years and, under normal conditions, maintains a weighted average portfolio maturity ranging from 20 to 30 years.

     By maintaining an average portfolio maturity of 20 to 30 years, Long-Term Treasury offers investors the potential to earn higher current yields than those typically available from bond funds (such as Short-Term Treasury and Intermediate-Term Treasury) that maintain shorter average maturities. Long-Term Treasury may also offer greater potential for capital appreciation. However, maintaining a relatively long average maturity also means that the Fund's share price generally will be more volatile than those of funds that maintain shorter average maturities (such as Short-Term Treasury and Intermediate-Term Treasury).

INFLATION-ADJUSTED TREASURY


     Inflation-Adjusted Treasury pursues its investment objective by investing, under normal market conditions, at least 65% of its total assets in Treasury Inflation-Adjusted Securities that are backed by the


16   Information Regarding the Funds                American Century Investments


full faith and credit of the U.S. government and indexed or otherwise structured by the U.S. Treasury to provide protection against inflation. Treasury Inflation-Adjusted Securities may be issued by the U.S. Treasury in the form of notes or bonds. Up to 35% of the Fund's total assets may be invested in Inflation-Adjusted Securities issued by U.S. government agencies and government-sponsored organizations, when such securities become available. Inflation-Adjusted Treasury may also invest in U.S. Treasury securities which are not indexed to inflation for liquidity and total return, or if at any time the Manager believes there is an inadequate supply of appropriate Inflation-Adjusted Securities in which to invest or when such investments are required as a temporary defensive measure. Inflation-Adjusted Treasury's portfolio may consist of any combination of these securities consistent with investment strategies employed by the Manager. While Inflation-Adjusted Treasury seeks to provide a measure of inflation protection to its investors, there is no assurance that the Fund will provide less risk than a fund investing in conventional fixed principal Treasury securities.

     There are no maturity or duration restrictions for the securities in which Inflation-Adjusted Treasury may invest. The U.S. Treasury initially issued Treasury Inflation-Adjusted Securities with a 10-year term to maturity. It has announced its intention (although there is no guarantee it will do so) to issue additional securities with a term to maturity as long as 30 years and as short as five years. When these securities of differing maturity are issued, the Manager will buy from among the available issues those securities that will provide the maximum relative value to the Fund.

     Inflation-Adjusted Treasury may be appropriate for investors who are seeking to protect all or a part of their investment portfolio from the effects of inflation. Traditional U.S. Treasury fixed-principal notes and bonds pay a stated return or rate of interest in dollars and are redeemed at their par amount. Inflation during the period the securities are outstanding will diminish the future purchasing power of these dollars. Inflation-Adjusted Treasury is designed to serve as a vehicle to protect against this diminishing effect.

     Inflation-Adjusted Treasury is designed to provide total return consistent with an investment in Treasury Inflation-Adjusted Securities. Inflation-Adjusted Treasury's income yield will reflect both the inflation-adjusted interest income and the inflation adjustment to principal which are features of Inflation-Adjusted Securities. Inflation-Adjusted Treasury's yield will likely reflect "real rates" of interest (that is, the then-prevailing current interest rates minus the then-prevailing expectations for inflation) available in the Treasury market. As a result, the current income generated by the Fund is expected to be substantially below that of more traditional government securities funds, such as Treasury bond funds or government-agency bond funds.

     Inflation-Adjusted Securities in which the Fund may invest are relatively new securities. There are special investment risks, particularly share price volatility and potential adverse tax consequences, associated with investment in Inflation-Adjusted Securities. These risks are described in the following section. You should read that section carefully to make sure you understand the nature of Inflation-Adjusted Treasury before you invest in it.

THE MORTGAGE SECURITIES FUNDS

ARM FUND

     The ARM Fund seeks to provide investors with a high level of current income, consistent with stability of principal. The ARM Fund pursues this objective by investing primarily in adjustable rate securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. Under normal conditions, the Manager invests at least 65% of the ARM Fund's total assets in adjustable rate mortgage securities (ARMs) and other securities collateralized by or representing interests in mortgages (collectively, "mortgage-backed securities"). These securities have interest rates that are reset periodically and that are issued or guaranteed by the U.S. government or its agencies or instrumentalities.


     On August 25, 1997, the ARM Fund will begin to pursue its investment objective by investing in securities of the U.S. government and its agencies and maintaining a weighted average duration of three years or less. The Fund will therefore no longer be subject to the requirement that it invest 65% of its total assets in ARMs, although it may continue to invest in these securities.



Prospectus                              Information Regarding the Funds    17



     ARMs are pass-through certificates representing ownership interests in pools of adjustable rate mortgages and in the cash flows from those mortgages. The ARMs in which the Fund may invest are issued or guaranteed by GNMA, FNMA or FHLMC.

     The Fund may also invest in collateralized mortgage obligations (CMOs), including CMO floaters and inverse floaters; stripped mortgage-backed securities, including interest-only (IO) and principal-only (PO) securities and IO inverse floaters; and fixed-rate mortgage securities issued or guaranteed by GNMA, FNMA or FHLMC. All CMOs purchased by the Fund are either issued by a U.S. government agency or rated AAA by a nationally recognized statistical rating organization commonly referred to as a rating agency.

     Assets not invested in adjustable rate or mortgage-backed securities may be invested in U.S. Treasury bills, notes, and bonds and in other securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. For temporary defensive purposes, the Fund may invest up to 100% of its assets in these securities.

     By investing primarily in mortgage-backed securities that have variable interest rates, the ARM Fund seeks to maintain a more stable net asset value than is characteristic of funds that invest in mortgage securities paying a fixed rate of interest (such as the GNMA Fund). ARM prices generally fluctuate less than fixed-rate mortgage securities prices because their interest rates are reset periodically to reflect current interest rates. There is always a lag between market interest rate changes and ARM rate resets, however, and resets may be limited by caps on the rates that can be charged to borrowers.

GNMA FUND

     The GNMA Fund seeks to provide a high level of current income consistent with safety of principal and maintenance of liquidity by investing primarily in mortgage-backed Ginnie Mae certificates.

     Ginnie Mae certificates represent interests in pools of mortgage loans and in the cash flows from those loans. These certificates are guaranteed by GNMA and backed by the full faith and credit of the U.S. government as to the timely payment of interest and repayment of principal, which means that the Fund receives its share of interest and principal payments owed on the underlying pool of mortgage loans, regardless of whether borrowers make their scheduled mortgage payments.

     Assets not invested in Ginnie Mae certificates, directly or indirectly, are invested in other U.S. government securities, such as U.S. Treasury bills, notes, and bonds, or repurchase agreements collateralized by U.S. government securities. For temporary defensive purposes, the Fund may invest 100% of its assets in these securities.

     A unique feature of mortgage-backed securities, such as Ginnie Mae certificates, is that their principal is scheduled to be paid back gradually for the duration of the loan rather than in one lump sum at maturity. Investors (such as the GNMA Fund) receive scheduled monthly payments of principal and interest, but they may also receive unscheduled prepayments of principal on the underlying mortgages. See "Mortgage-Backed Securities" on page 19 for a discussion of prepayment risk.

RISK FACTORS AND INVESTMENT TECHNIQUES

     The obligations in which the Funds may invest differ from one another in their interest rates, maturities, dates of issuance and interest payment schedules. The pertinent features of the types of obligations in which the Funds may invest are described in this section.

U.S. GOVERNMENT SECURITIES

     U.S. Treasury bills, notes, zero-coupon bonds, and other bonds are direct obligations of the U.S. Treasury, which has never failed to pay interest and repay principal when due. Treasury bills have initial maturities of one year or less, Treasury notes from two to ten years, and Treasury bonds more than 10 years. Although U.S. Treasury securities carry little principal risk if held to maturity, the prices of these securities (like all debt securities) change between issuance and maturity in response to fluctuating market interest rates.

     A number of U.S. government agencies and government-sponsored organizations issue debt securities. These agencies generally are created by Congress to fulfill a specific need, such as providing credit to home buyers or farmers. Among these agencies are the Federal Home Loan Banks, the Federal Farm Credit
Banks, the Student Loan Marketing Association and the Resolution Funding Corporation.


18   Information Regarding the Funds               American Century Investments


     Some agency securities are backed by the full faith and credit of the U.S. government, and some are guaranteed only by the issuing agency. Agency securities typically offer somewhat higher yields than U.S. Treasury securities with similar maturities. However, these securities may involve greater risk of default than securities backed by the U.S. Treasury.

     Interest rates on agency securities may be fixed for the term of the investment (fixed-rate agency securities) or tied to prevailing interest rates (floating-rate agency securities). Interest rate resets on floating-rate agency securities generally occur at intervals of one year or less, based on changes in a predetermined interest rate index.

     Floating-rate agency securities frequently have caps limiting the extent to which coupon rates can be raised. The price of a floating-rate agency security may decline if its capped coupon rate is lower than prevailing market interest rates. Fixed- and floating-rate agency securities may be issued with a call date (which permits redemption before the maturity date). The exercise of a call may reduce an obligation's yield to maturity. Capital Preservation and Capital Preservation II may not invest in floating-rate agency securities.

MORTGAGE-BACKED SECURITIES

     The ARM and GNMA Funds may purchase mortgage pass-through securities. These represent interests in "pools" of mortgages in which payments of both interest and principal on the securities are generally made monthly. These monthly mortgage payments are, in effect "passed-through" to the security holder, (minus fees paid to the security's issuer or guarantor). Although fixed-rate mortgages typically have stated maturities of 30 or more years, most mortgage holders pay off their mortgages before they mature which may make these subject to prepayment risk.

     Also, mortgage-backed securities, like other fixed income securities, generally decrease in value as a result of increases in interest rates, but benefit less than other fixed-income securities from declining interest rates because of the risk of prepayment resulting from homeowners' refinancing their mortgages to take advantage of lower interest rates. On average, securities backed by 30-year mortgages return principal within 7 to 10 years. As a result, these securities have historically exhibited behavior comparable to 7- to 10-year Treasury notes, while offering higher yields.

     The primary issuers of mortgage securities are FNMA, FHLMC and GNMA. Payments of principal and interest on GNMA securities are guaranteed by GNMA and backed by the full faith and credit of the U.S. government. FNMA and FHLMC have a close relationship with the U.S. government so even though their securities are not backed by the full faith and credit of the U.S. government, the Manager considers them to be high-quality securities with minimal credit risks.

ADJUSTABLE-RATE MORTGAGE SECURITIES

     Adjustable-rate mortgage securities (ARMs) are pass-through securities collateralized by mortgages with adjustable, rather than fixed, interest rates. The interest rate payments and amortization of principal on the underlying adjustable rate mortgages are tied to changes in predetermined interest rate indexes. ARM rates are readjusted at intervals of one year or less, subject to maximums (caps) and minimums (floors) on the rates that can be charged to mortgage holders during a given period and during the life of a mortgage. These periodic rate adjustments allow the ARM Fund to participate in market interest rate increases (to produce higher yields with less share price volatility) but only to the extent that the current rate on the underlying mortgages remain at or below their specified caps.

     ARM interest rate resets should cause the ARM Fund's share price to fluctuate less dramatically than it would if the Fund were substantially invested in securities backed by long-term, fixed-rate mortgages. This means that share price declines should be less than for funds investing in fixed-rate mortgages when interest rates rise. This characteristic of ARMs should also cause the potential for share price appreciation when interest rates decline to be less than for funds investing in fixed-rate mortgages.

     If ARMs are purchased at a premium, mortgage foreclosures and unscheduled principal prepayments may result in a decline in share price. On the other hand, if ARMs are purchased at a discount, both scheduled and unscheduled payments of principal may accelerate the recognition of income and thereby increase the Fund's yield and total return.


Prospectus                              Information Regarding the Funds    19



     The mortgages that collateralize ARMs issued by GNMA are fully guaranteed by the Federal Housing Administration or the Department of Veterans Affairs, which are divisions of the U.S. government. The mortgages that collateralize ARMs issued by FNMA or FHLMC typically are conventional residential mortgages that conform to standards prescribed by FNMA or FHLMC and are guaranteed by those instrumentalities.

COLLATERALIZED MORTGAGE OBLIGATIONS

     Collateralized mortgage obligations (CMOs) are mortgage-backed securities issued by government agencies; single-purpose, stand-alone financial subsidiaries; trusts established by financial institutions; or similar institutions. The ARM Fund may buy CMOs, provided that they:

o Are collateralized by pools of mortgages in which payment of principal and interest of each mortgage is guaranteed by an agency or instrumentality of the U.S. government;

o Are collateralized by pools of mortgages in which payment of principal and interest are guaranteed by the issuer, and the guarantee is collateralized by U.S. government securities; or

o Are securities in which the proceeds of the issue are invested in mortgage securities and payments of principal and interest is supported by the credit of an agency or instrumentality of the U.S. government.

     The GNMA Fund may buy CMOs only if they are Ginnie-Mae-backed.

STRIPPED MORTGAGE-BACKED SECURITIES


     Stripped mortgage-backed securities (which are permitted investments for the ARM Fund only) are usually structured with two classes. One class will receive all of the interest (the interest-only class, or "IO"), whereas the other class will receive all of the principal (the principal-only class, or "PO"). Stripped mortgage securities are likely to experience greater price volatility than other types of mortgage securities in which the ARM Fund invests. The yield to maturity on the IO class is extremely sensitive, not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the underlying mortgage assets. If prepayments accelerate, the ARM Fund may not fully recover its initial investment in these securities.

     The ARM Fund's investments in stripped mortgage securities together with investments in illiquid securities may not exceed 15% of net assets.

TREASURY INFLATION-ADJUSTED SECURITIES

     Treasury Inflation-Adjusted Securities are Treasury securities with a final value and interest payment stream linked to the inflation rate. Treasury Inflation-Adjusted Securities may be issued in either note or bond form. Treasury inflation-adjusted notes have maturities of at least one year, but not more than 10 years. Treasury inflation-adjusted bonds have maturities of more than 10 years.

     Treasury Inflation-Adjusted Securities may be attractive to investors seeking an investment backed by the full faith and credit of the U.S. government that provides a return in excess of the rate of inflation. According to the U.S. Treasury, Treasury Inflation-Adjusted Securities are modeled after the "Real Return Bonds" currently issued by the government of Canada. These securities are new to the U.S. market, having first been sold in January 1997. There is uncertainty as to how these securities will be treated by the marketplace. See "Development of Inflation-Adjusted Securities Market" on page 21. Treasury Inflation-Adjusted Securities will be auctioned and issued on a quarterly basis.

STRUCTURE AND INFLATION INDEX

     The principal value of Treasury Inflation-Adjusted Securities will be adjusted to reflect changes in the level of inflation. The index for measuring the inflation rate for Treasury Inflation-Adjusted Securities is the non-seasonally adjusted U.S. City Average All Items Consumer Price Index for All Urban Con-sumers published monthly by the U.S. Department of Labor's Bureau of Labor Statistics.

     Semiannual coupon interest payments are made at a fixed percentage of the inflation-adjusted principal value. The coupon rate or "real yield" for the semiannual interest payment of each issuance of securities will be determined at the time the securities are sold to the public. While a reduction in inflation will cause a reduction in the interest payment made on the securities, the repayment of principal at the maturity


20   Information Regarding the Fund                 American Century Investments


of the security is guaranteed by the Treasury to be not less than the original face or par amount of the security at issuance.

INDEXING METHODOLOGY

     The principal value of Treasury Inflation-Adjusted Securities will be indexed, or adjusted, to account for changes in the Consumer Price Index. Semiannual coupon interest payment amounts will be determined by multiplying the inflation-adjusted principal amount by one-half the stated rate of interest on each interest payment date.

TAXATION

     Taxation applicable to Treasury Inflation-Adjusted Securities is similar to conventional bonds. Both interest payments and the difference between original principal and the inflation-adjusted principal will be treated as interest income subject to taxation. Interest payments are taxable when received or accrued. The inflation adjustment to the principal is subject to tax in the year adjustment is made, not at maturity of the security when the cash from the repayment of principal is received. If an upward adjustment has been made (which typically should happen), investors in non-tax deferred accounts will pay taxes on this amount currently. Decreases in the indexed principal can only be deducted from current or previous interest payments reported as income.

     Treasury Inflation-Adjusted Securities therefore have a potential cash flow mismatch to an investor, since investors must pay taxes on the inflation-adjusted principal before the repayment of principal is received. It is possible that, particularly for high income tax bracket investors, Treasury Inflation-Adjusted Securities would not generate enough income in a given year to cover the tax liability it could create. This is similar to the current tax treatment for zero coupon bonds and other discount securities. If a Treasury Inflation-Adjusted Security is sold prior to maturity, capital losses or gains are realized in the same manner as traditional bonds.

     Inflation-Adjusted Treasury, however, distributes all income on a monthly basis. Investors in Inflation-Adjusted Treasury will receive dividends which represent both the interest payments and the principal adjustments of the Inflation-Adjusted Securities held in its portfolio. An investment in Inflation-Adjusted Treasury may therefore be a means to avoid the cash flow mismatch associated with a direct investment in Inflation-Adjusted Securities. For more information about taxes and their effect on you as an investor in the Fund, see "Taxes," on page 32.

U.S GOVERNMENT AGENCIES

     A number of U.S. government agencies and government-sponsored organizations may issue Inflation-Adjusted Securities. As of the date on which this Prospectus was drafted, the plans of the various U.S. government agencies to issue Inflation-Adjusted Securities were not known. It is expected that at least some U.S. government agencies will issue Inflation-Adjusted Securities whose design mirrors that of the Treasury Inflation-Adjusted Securities described on the previous page.

DEVELOPMENT OF INFLATION-ADJUSTED SECURITIES MARKET

     The Treasury securities market is the largest and most liquid securities market in the world. The marketability of Treasury Inflation-Adjusted Securities and Inflation-Adjusted Securities generally may be enhanced over time as the Treasury issues additional Treasury Inflation-Adjusted Securities and more investors participate in the market.

     Inflation-Adjusted Treasury will purchase Inflation- Adjusted Securities at auction or in the secondary market as the Manager deems appropriate. The secondary market for Inflation-Adjusted Securities may not be as active as the secondary market for Treasury and U.S. government agency fixed-principal notes and bonds. In addition, Inflation-Adjusted Securities may not be as widely traded or as well understood as Treasury fixed-principal securities, nor is it known at this time exactly how the secondary market for Inflation-Adjusted Securities will develop.

     If the number of Inflation-Adjusted Securities market participants is limited, it may result in larger spreads between bid and asked prices for Inflation-Adjusted Securities than the bid-asked spreads for fixed-principal notes and bonds with similar terms to maturity. Such larger bid-ask spreads normally result in higher transactions costs and/or lower returns. If the market does not develop sufficient liquidity, large buyers or sellers of these securities may disproportionately negatively impact the value of the securities and, hence, Inflation-Adjusted Treasury's net asset value.


Prospectus                              Information Regarding the Funds    21


     The Manager currently believes that the market for Inflation-Adjusted Securities will be sufficient to permit Inflation-Adjusted Treasury to pursue its investment objective. However, should the market for Inflation-Adjusted Securities prove less active than anticipated by the Manager, the Manager is authorized to treat such an environment as an abnormal market condition. During such a period, Inflation-Adjusted Treasury will not be fully pursuing its investment objective.

SHARE PRICE VOLATILITY

     Inflation-Adjusted Securities are designed to offer a return linked to inflation, thereby protecting future purchasing power of the money invested in them. Inflation-Adjusted Securities provide this "protected" return only if held to maturity, however. In addition, Inflation-Adjusted Securities may not trade at par value. "Real" interest rates (the market rate of interest less the anticipated rate of inflation) change over time, as a result of many factors, such as what investors are demanding as a true value for money. When real rates do change, Inflation-Adjusted Securities prices will be more sensitive to these changes than conventional bonds, since these securities were sold originally based upon a "real" interest rate that is no longer prevailing. Should market expectations for real interest rates rise, the price of Inflation-Adjusted Securities and the share price of Inflation-Adjusted Treasury will fall. Investors in the Fund should be prepared to accept not only this share price volatility but also the possible adverse tax consequences it may cause.

     An investment in securities featuring inflation-adjusted principal and/or interest involves factors not associated with more traditional fixed principal securities. Such factors include the possibility that the inflation index may be subject to significant changes in interest rates, that changes in the index may or may not correlate to changes in interest rates generally or changes in other indices, that the resulting interest may be greater or less than that payable on other securities of similar maturities. In the event of sustained deflation, it is possible that the amount of semiannual interest payments, the inflation-adjusted principal of the security and the value of the stripped components, will decrease. If any of these possibilities are realized, Inflation-Adjusted Treasury's net asset value could be negatively affected.

REPURCHASE AGREEMENTS


     Each Fund, with the exception of Capital Preservation and Government Agency, may invest in repurchase agreements when such transactions present an attractive short-term return on cash that is not otherwise committed to the purchase of securities pursuant to the investment policies of that Fund.


     A repurchase agreement occurs when, at the time the Fund purchases an interest-bearing obligation, the seller (a bank or a broker-dealer registered under the Securities Exchange Act of 1934) agrees to repurchase it on a specified date in the future at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the Fund's money is invested in the security.

     Since the security purchase constitutes collateral for the repurchase obligation, a repurchase agreement can be considered a loan collateralized by the security purchased. The Fund's risk is the ability of the seller to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the Fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. To the extent the value of the security decreases, the Fund could experience a loss.


     Each of the Funds, with the exception of Capital Preservation and Government Agency, may invest in repurchase agreements with respect to any security in which that Fund is authorized to invest, even if the remaining maturity of the underlying security would make that security ineligible for purchase by such Fund.


OTHER INVESTMENT PRACTICES, THEIR CHARACTERISTICS
AND RISKS

     For additional information regarding the investment practices of any of the Funds, see the Statement of Additional Information.

PORTFOLIO TURNOVER

     The portfolio turnover rates of the U.S. Treasury Funds and the Mortgage Securities Funds are shown in the Financial Highlights tables on pages 6-14 of this Prospectus.


22   Information Regarding the Funds        American Century Investments


     Investment decisions to purchase and sell secu-rities are based on the anticipated contribution of the security in question to a particular Fund's objectives. The Manager believes that the rate of portfolio turnover is irrelevant when it determines a change is in order to achieve those objectives and, accordingly, the annual portfolio turnover rate cannot be accurately anticipated.

     The portfolio turnover of each Fund may be higher than other mutual funds with similar investment objectives. Higher turnover would generate correspondingly greater brokerage commissions, which is a cost that the Funds pay directly. Portfolio turnover may also affect the character of capital gains, if any, realized and distributed by a Fund since short-term capital gains are taxable as ordinary income.

WHEN-ISSUED AND FORWARD COMMITMENT
AGREEMENTS

     Each of the Funds may purchase new issues of securities on a when-issued or forward commitment basis when, in the opinion of the Manager, such purchases will further the investment objectives of the Fund. The price of when-issued securities is established at the time the commitment to purchase is made. Delivery of and payment for these securities typically occurs 15 to 45 days after the commitment to purchase. Market rates of interest on debt securities at the time of delivery may be higher or lower than those contracted for on the security. Accordingly, the value of each security may decline prior to delivery, which could result in a loss to the Fund.

CASH MANAGEMENT


     For cash management purposes, each of the Funds (except the Money Market Funds) may invest in any money market fund advised by the Manager, provided that the investment is consistent with the Fund's investment policies and restrictions.


     Up to 5% of the Funds' total assets may be invested in this manner.

OTHER TECHNIQUES

     The Manager may buy other types of securities or employ other portfolio management techniques on behalf of the Funds. When SEC guidelines require it to do so, a Fund will set aside cash or appropriate liquid assets in a segregated account to cover the Fund's obligations.

PERFORMANCE ADVERTISING

     From time to time, the Funds may advertise performance data. Fund performance may be shown by presenting one or more performance measurements, including cumulative total return or average annual total return, yield, effective yield and tax-equivalent yield (for tax-exempt funds).

     Cumulative total return data is computed by considering all elements of return, including reinvestment of dividends and capital gains distributions, over a stated period of time. Average annual total return is determined by computing the annual compound return over a stated period of time that would have produced the fund's cumulative total return over the same period if the fund's performance had remained constant throughout.

     A quotation of yield reflects a fund's income over a stated period expressed as a percentage of the fund's share price. In the case of the Money Market Funds, yield is calculated by measuring the income generated by an investment in the Fund over a seven-day period (net of Fund expenses). This income is then annualized, that is, the amount of income generated by the investment over the seven-day period is assumed to be generated over each similar period each week throughout a full year and is shown as a percentage of the investment. The effective yield is calculated in a similar manner but, when annualized, the income earned by the investment is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect on the assumed reinvestment.


     With respect to the U.S. Treasury Funds and the Mortgage Securities Funds, yield is calculated by adding over a 30-day (or one-month) period all interest and dividend income (net of fund expenses) calculated on each day's market values, dividing this sum by the average number of fund shares outstanding during the period, and expressing the result as a percentage of the fund's share price on the last day of the 30-day (or one month) period. The percentage is then annualized. Capital gains and losses are not included in the calculation. The effective yield is calculated in a



Prospectus                              Information Regarding the Funds    23



similar manner but, when annualized, the income earned by the investment is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect on the assumed reinvestment.

     Yields are calculated according to accounting methods that are standardized in accordance with SEC rules. Because yield accounting methods differ from the methods used for other accounting purposes, a Fund's yield may not equal the income paid on its shares or the income reported in the Fund's financial statements.


     A tax-equivalent yield demonstrates the taxable yield necessary to produce after-tax yield equivalent to that of a mutual fund which invests in exempt obligations. Each Fund (with the exception of Capital Preservation II, the ARM Fund and the GNMA Fund) may quote tax-equivalent yield, which show the taxable yields an investor would have to earn before taxes to equal the Fund's tax-free yield. As a prospective investor in these Funds, you should determine whether your tax-equivalent yield is likely to be higher with a taxable or with a tax-exempt fund. To determine this, you may use the formulas depicted below.

     You can calculate your tax-equivalent yield for a Fund (taking into account only federal income taxes and not any applicable state taxes) using the following equation:

       Fund's State Tax-Free Yield                     Your Tax-
        ---------------------------        =       -----------------
           100% - State Tax Rate                   Equivalent Yield


     The Funds may also include in advertisements data comparing performance with the performance of non-related investment media, published editorial comments and performance rankings compiled by independent organizations (such as Lipper Analytical Services or IBC's Money Fund Report) and publications that monitor the performance of mutual funds. Performance information may be quoted numerically or may be presented in a table, graph or other illustration. In addition, Fund performance may be compared to well-known indices of market performance including the IBC's Money Fund Average and Bank Rate Monitor National Index of 21/2-year CD rates. Fund performance may also be compared, on a relative basis, to the other funds in our fund family. This relative comparison, which may be based upon historical or expected fund performance, volatility or other fund characteristics, may be presented numerically, graphically or in text. Fund performance may also be combined or blended with other funds in our fund family, and that combined or blended performance may be compared to the same indices to which individual funds may be compared.

     All performance information advertised by the Funds is historical in nature and is not intended to represent or guarantee future results. The value of Fund shares when redeemed may be more or less than their original cost.


24   Prospectus                               Information Regarding the Funds


                               HOW TO INVEST WITH
                          AMERICAN CENTURY INVESTMENTS

AMERICAN CENTURY INVESTMENTS

     The Funds offered by this Prospectus are a part of the American Century Investments family of mutual funds. Our family provides a full range of investment opportunities, from the aggressive equity growth funds in our Twentieth Century Group, to the fixed income funds in our Benham Group, to the moderate risk and specialty funds in our American Century Group. Please call 1-800-345-2021 for a brochure or prospectuses for the other funds in the American Century Investments family.

INVESTING IN AMERICAN CENTURY

     The following section explains how to invest in American Century funds, including purchases, redemptions, exchanges and special services. You will find more detail about doing business with us by referring to the Investor Services Guide that you will receive when you open an account.

     If you own or are considering purchasing Fund shares through an employer-sponsored retirement plan or through a bank, broker-dealer or other financial intermediary, the following sections, as well as the information contained in our Investor Services Guide, may not apply to you. Please read "Employer-Sponsored Retirement Plans and Institutional Accounts," page 30.

HOW TO OPEN AN ACCOUNT

     To open an account, you must complete and sign an application, furnishing your taxpayer identification number. (You must also certify whether you are subject to withholding for failing to report income to the IRS.) Investments received without a certified taxpayer identification number will be returned.

     The minimum investment is $2,500 ($1,000 for IRA accounts).

     The minimum investment requirements may be different for some types of retirement accounts. Call one of our Investor Services Representatives for information on our retirement plans, which are available for individual investors or for those investing through their employers.

     Please note: If you register your account as belonging to multiple owners (e.g., as joint tenants) you must provide us with specific authorization on your application in order for us to accept written or telephone instructions from a single owner. Otherwise, all owners will have to agree to any transactions that involve the account (whether the transaction request is in writing or over the telephone).

     You may invest in the following ways:

BY MAIL

     Send a completed application and check or money order payable in U.S. dollars to American Century Investments.

BY WIRE

     You may make your initial  investment by wiring funds. To do so, call us or
mail  a  completed   application  and  provide  your  bank  with  the  following information:

o    RECEIVING BANK AND ROUTING NUMBER:
     Commerce Bank, N.A. (101000019)

o    BENEFICIARY (BNF):
     American Century Services Corporation
     4500 Main St., Kansas City, Missouri 64111

o    BENEFICIARY ACCOUNT NUMBER (BNF ACCT):
     2804918

o    REFERENCE FOR BENEFICIARY (RFB):
     American Century account number into which you are investing. If more than one, leave blank and see "Bank to Bank Information" below.

o    ORIGINATOR TO BENEFICIARY (OBI):
     Name and address of owner of account into which you are investing.

o    BANK TO BANK INFORMATION
     (BBI or Free Form Text):

     o    Taxpayer identification or Social Security number

     o If more than one account, account numbers and amount to be invested in each account.


     o Current tax year, previous tax year or rollover designation if an IRA. Specify whether IRA, SEP-IRA, SARSEP-IRA, SIMPLE Employer or SIMPLE Employee.


BY EXCHANGE

     Call 1-800-345-2021 from 7 a.m. to 7 p.m. Central time to get information on opening an account by exchanging from another American Century account.


Prospectus               How to Invest with American Century Investments      25


See page 26 for more information on exchanges.

IN PERSON

     If you prefer to work with a representative in person, please visit one of our Investor Centers, located at:

     4500 Main Street
     Kansas City, Missouri 64111


     4917 Town Center Drive
     Leawood, Kansas 66211


     1665 Charleston Road
     Mountain View, California 94043

     2000 S. Colorado Blvd.
     Denver, Colorado 80222

SUBSEQUENT INVESTMENTS

     Subsequent investments may be made by an automatic bank, payroll or government direct deposit (see "Automatic Investment Plan" on this page) or by any of the methods below. The minimum investment requirement for subsequent investments: $250 for checks submitted without the investment slip portion of a previous statement or confirmation, $50 for all other types of subsequent investments.

BY MAIL

     When making subsequent investments, enclose your check with the investment slip portion of the confirmation of a previous statement or confirmation. If the investment slip is not available, indicate your name, address and account number on your check or a separate piece of paper. (Please be aware that the investment minimum for subsequent investments is higher without an investment slip.)

BY TELEPHONE

     Once your account is open, you may make investments by telephone if you have authorized us (by choosing "Full Services" on your application) to draw on your bank account. You may call an Investor Services Representative or use our Automated Information Line.

BY ONLINE ACCESS

     Once your account is open, you may make investments online if you have authorized us (by choosing "Full Services" on your application) to draw on your bank account.

BY WIRE

     You may make subsequent investments by wire. Follow the wire transfer instructions on page 25 and indicate your account number.

IN PERSON

     You may make subsequent investments in person at one of our Investor Centers. The locations of our four Investor Centers are listed on this page.

AUTOMATIC INVESTMENT PLAN

     You may elect on your application to make investments automatically by authorizing us to draw on your bank account regularly. Such investments must be at least the equivalent of $50 per month. You also may choose an automatic payroll or government direct deposit. If you are establishing a new account, check the appropriate box under "Automatic Investments" on your application to receive more information. If you would like to add a direct deposit to an existing account, please call one of our Investor Services Representatives.

HOW TO EXCHANGE FROM ONE
ACCOUNT TO ANOTHER

     As long as you meet any minimum investment requirements, you may exchange your Fund shares to our other funds up to six times per year per account. An exchange request will be processed the same day it is received if it is received before the funds' net asset values are calculated, which is one hour prior to the close of the New York Stock Exchange for the funds issued by American Century Target Maturities Trust, and at the close of the Exchange for all of our other funds. See "When Share Price is Determined," page 31.

     For any single exchange, the shares of each fund being acquired must have a value of at least $100. However, we will allow investors to set up an Automatic Exchange Plan between any two funds in the amount of at least $50 per month. See our Investor Services Guide for further information about exchanges.

BY MAIL

     You may direct us in writing to exchange your shares from one American Century account to another. For additional information, please see our Investor Services Guide.


26 How to Invest with American Century Investments  American Century Investments



BY TELEPHONE

     You can make exchanges over the telephone (either with an Investor Services Representative or using our Automated Information Line--see page 28) if you have authorized us to accept telephone instructions. You can authorize this by selecting "Full Services" on your application or by calling us at 1-800-345-2021 to get the appropriate form.

BY ONLINE ACCESS

     You can make exchanges online if you have authorized us to accept instructions over the Internet. You can authorize this by selecting "Full Services" on your application or by calling us at 1-800-345-2021 to get the appropriate form.

HOW TO REDEEM SHARES

     We will redeem or "buy back" your shares at any time. Redemptions will be made at the next net asset value determined after a complete redemption request is received.

     Please note that a request to redeem shares in an IRA or 403(b) plan must be accompanied by an executed IRS Form W4-P and a reason for withdrawal as specified by the IRS.

BY MAIL

     Your written instructions to redeem shares may be made either by a redemption form, which we will send to you upon request, or by a letter to us. Certain redemptions may require a signature guarantee. Please see "Signature Guarantee," page 28.

BY TELEPHONE

     If you have authorized us to accept telephone instructions, you may redeem your shares by calling an Investor Services Representative.

BY CHECK-A-MONTH

     If you have at least a $10,000 balance in your U.S. Treasury Fund or Mortgage Securities Fund account, or if you have a Money Market Fund account, you may redeem shares by Check-A-Month. A Check-A-Month plan automatically redeems enough shares each month to provide you with a check in an amount you choose (minimum $50). To set up a Check-A-Month plan, please call and request our Check-A-Month brochure.

OTHER AUTOMATIC REDEMPTIONS

     If you have at least a $10,000 balance in your U.S. Treasury Fund or Mortgage Securities Fund account, or if you have a Money Market Fund account, you may elect to make redemptions automatically by authorizing us to send funds directly to you or to your account at a bank or other financial institution. To set up automatic redemptions, call one of our Investor Services Representatives.

REDEMPTION PROCEEDS

     Please note that shortly after a purchase of shares is made by check or electronic draft (also known as an ACH draft) from your bank, we may wait up to 15 days or longer to send redemption proceeds (to allow your purchase funds to clear). No interest is paid on the redemption proceeds after the redemption is processed but before your redemption proceeds are sent.

     Redemption proceeds may be sent to you in one of the following ways:

BY CHECK

     Ordinarily, all redemption checks will be made payable to the registered owner of the shares and will be mailed only to the address of record. For more information, please refer to our Investor Services Guide.

BY WIRE AND ACH

     You may authorize us to transmit redemption proceeds by wire or ACH. These services will be effective 15 days after we receive the authorization.

     Your bank will usually receive wired funds within 48 hours of transmission. Funds transferred by ACH may be received up to seven days after transmission. Wired funds are subject to a $10 fee to cover bank wire charges, which is deducted from redemption proceeds. Once the funds are transmitted, the time of receipt and the funds' availability are not under our control.

REDEMPTION OF SHARES IN
LOW-BALANCE ACCOUNTS

     Whenever the shares held in an account have a value of less than the required minimum, a letter will be sent advising you of the necessity to bring the value of the shares held in the account up to the minimum. If action is not taken within 90 days of the letter's date,


Prospectus              How to Invest with American Century Investments    27


the shares held in the account will be redeemed and proceeds from the redemption will be sent by check to your address of record. We reserve the right to increase the investment minimums.

SIGNATURE GUARANTEE

     To protect your accounts from fraud, some transactions will require a signature guarantee. Which transactions will require a signature guarantee will depend on which service options you elect when you open your account. For example, if you choose "In Writing Only," a signature guarantee will be required when:

o    redeeming more than $25,000; or

o establishing or increasing a Check-A-Month or automatic transfer on an existing account.

     You may obtain a signature guarantee from a bank or trust company, credit union, broker-dealer, securities exchange or association, clearing agency or savings association, as defined by federal law.

     For a more in-depth explanation of our signature guarantee policy, or if you live outside the United States and would like to know how to obtain a signature guarantee, please consult our Investor Services Guide.

     We reserve the right to require a signature guarantee on any transaction, or to change this policy at any time.

SPECIAL SHAREHOLDER SERVICES

     We offer several service options to make your account easier to manage. These are listed on the account application. Please make note of these options and elect the ones that are appropriate for you. Be aware that the "Full Services" option offers you the most flexibility. You will find more information about each of these service options in our Investor Services Guide.

     Our special investor services include:

AUTOMATED INFORMATION LINE

     We offer an Automated Information Line, 24 hours a day, seven days a week, at 1-800-345-8765. By calling the Automated Information Line, you may listen to fund prices, yields and total return figures. You may also use the Automated Information Line to make investments into your accounts (if we have your bank information on file) and obtain your share balance, value and most recent transactions. If you have authorized us to accept telephone instructions, you also may exchange shares from one fund to another via the Automated Information Line. Redemption instructions cannot be given via the Automated Information Line.

ONLINE ACCOUNT ACCESS

     You may contact us 24 hours a day, seven days a week at www.americancentury.com to access your funds' daily share prices, receive updates on major market indexes and view historical performance of your funds. If you select "Full Services" on your application, you can use your personal access code and Social Security number to view your account balances and account activity, make subsequent investments from your bank account or exchange shares from one fund to another.

CHECKWRITING

     We offer CheckWriting as a service option for your account in any of the Money Market or Mortgage Securities Funds. CheckWriting allows you to redeem shares in your account by writing a draft ("check") against your account balance. (Shares held in certificate form may not be redeemed by check.) There is no limit on the number of checks you can write, but each one must be for at least $100.

     When you write a check, you will continue to receive dividends on all shares until your check is presented for payment to our clearing bank. If you redeem all shares in your account by check, any accrued distributions on the redeemed shares will be paid to you in cash on the next monthly distribution date.

     If you want to add CheckWriting to an existing account that offers CheckWriting, contact us by telephone or mail for an appropriate form. For a new account, you may elect CheckWriting on your purchase application by choosing the "Full Services" option. CheckWriting is not available for any account held in an IRA or 403(b) plan.

     CheckWriting redemptions may only be made on checks provided by us. Currently, there is no charge for checks or for the CheckWriting service.

     We will return checks drawn on insufficient funds or on funds from investments made by means other than by wire within the previous 15 days. Neither the company nor our clearing bank will be liable for any


28 How to Invest with American Century Investments  American Century Investments


loss or expenses associated with returned checks. Your account may be assessed a $15 service charge for checks drawn on insufficient funds.

     A stop payment may be ordered on a check written against your account. We will use reasonable efforts to stop a payment, but we cannot guarantee that we will be able to do so. If we are successful in fulfilling a stop-payment order, your account may be assessed a $15 fee.

OPEN ORDER SERVICE

     Through our open order service, you may designate a price at which to buy shares of a variable-priced fund by exchange from one of our money market funds, or a price at which to sell shares of a variable-priced fund by exchange to one of our money market funds. The designated purchase price must be equal to or lower, or the designated sale price equal to or higher, than the variable-priced fund's net asset value at the time the order is placed. If the designated price is met within 90 calendar days, we will execute your exchange order automatically at that price (or better). Open orders not executed within 90 days will be canceled.

     If the fund you have selected deducts a distribution from its share price, your order price will be adjusted accordingly so the distribution does not inadvertently trigger an open order transaction on your behalf. If you close or re-register the account from which the shares are to be redeemed, your open order will be canceled.

     Because of their time-sensitive nature, open order transactions are accepted only by telephone or in person. These transactions are subject to exchange limitations described in each fund's prospectus, except that orders and cancellations received before 2 p.m. Central time are effective the same day, and orders or cancellations received after 2 p.m. Central time are effective the next business day.

TAX-QUALIFIED RETIREMENT PLANS

     Each Fund is available for your tax-deferred retirement plan. Call or write us and request the appropriate forms for:

o    Individual Retirement Accounts ("IRA"s);

o 403(b) plans for employees of public school systems and non-profit organizations; or

o Profit sharing plans and pension plans for corporations and other employers.

     If your IRA and 403(b) accounts do not total $10,000, each account is subject to an annual $10 fee, up to a total of $30 per year.

     You can also transfer your tax-deferred plan to us from another company or custodian. Call or write us for a Request to Transfer form.

IMPORTANT POLICIES REGARDING YOUR INVESTMENTS

     Every account is subject to policies that could affect your investment. Please refer to the Investor Services Guide for further information about the policies discussed below, as well as further detail about the services we offer.

(1) We reserve the right for any reason to suspend the offering of shares for a period of time, or to reject any specific purchase order (including purchases by exchange). Additionally, purchases may be refused if, in the opinion of the Manager, they are of a size that would disrupt the management of the Fund.

(2) We reserve the right to make changes to any stated investment requirements, including those that relate to purchases, transfers and redemptions. In addition, we may also alter, add to or terminate any investor services and privileges. Any changes may affect all shareholders or only certain series or classes of shareholders.

(3) Shares being acquired must be qualified for sale in your state of residence.

(4) Transactions requesting a specific price and date, other than open orders, will be refused. Once you have mailed or otherwise transmitted your transaction instructions to us, they may not be modified or canceled.

(5) If a transaction request is made by a corporation, partnership, trust, fiduciary, agent or unincorporated association, we will require evidence satisfactory to us of the authority of the individual making the request.

(6) We have established procedures designed to assure the authenticity of instructions received by telephone. These procedures include requesting personal identification from callers, recording telephone calls, and providing written confirmations of telephone transactions. These procedures are designed to protect share-holders from unauthorized or fraudulent instructions. If we do not employ reasonable procedures to con-


Prospectus                How to Invest with American Century Invetments   29


      firm the genuineness of instructions, then we may be liable for losses due to unauthorized or fraudulent instructions. The company, its transfer agent and investment advisor will not be responsible for any loss due to instructions they reasonably believe are genuine.

(7) All signatures should be exactly as the name appears in the registration. If the owner's name appears in the registration as Mary Elizabeth Jones, she should sign that way and not as Mary E. Jones.

(8) Unusual stock market conditions have in the past resulted in an increase in the number of shareholder telephone calls. If you experience difficulty in reaching us during such periods, you may send your transaction instructions by mail, express mail or courier service, or you may visit one of our Investor Centers. You may also use our Automated Information Line if you have requested and received an access code and are not attempting to redeem shares.

(9) If you fail to provide us with the correct certified taxpayer identification number, we may reduce any redemption proceeds by $50 to cover the penalty the IRS will impose on us for failure to report your correct taxpayer identification number on information reports.

(10) We will perform special inquiries on shareholder accounts. A research fee of $15 per hour may be applied.

REPORTS TO SHAREHOLDERS

     At the end of each calendar quarter, we will send you a consolidated statement that summarizes all of your American Century holdings, as well as an individual statement for each fund you own that reflects all year-to-date activity in your account. You may request a statement of your account activity at any time.

     With the exception of most automatic transactions and transactions by CheckWriting, each time you invest, redeem, transfer or exchange shares, we will send you a confirmation of the transactions. Transactions initiated by CheckWriting will be confirmed on a monthly basis. See the Investor Services Guide for more detail.

     Carefully review all the information relating to transactions on your statements and confirmations to ensure that your instructions were acted on properly. Please notify us immediately in writing if there is an error. If you fail to provide notification of an error with reasonable promptness, i.e., within 30 days of non-automatic transactions or within 30 days of the date of your consolidated quarterly statement, in the case of automatic transactions, we will deem you to have ratified the transaction.

     No later than January 31st of each year, we will send you reports that you may use in completing your U.S. income tax return. See the Investor Services Guide for more information.

     Each year, we will send you an annual and a semiannual report relating to your fund, each of which is incorporated herein by reference. The annual report includes audited financial statements and a list of portfolio securities as of the fiscal year end. The semiannual report includes unaudited financial statements for the first six months of the fiscal year, as well as a list of portfolio securities at the end of the period. You also will receive an updated prospectus at least once each year. Please read these materials carefully, as they will help you understand your fund.

EMPLOYER-SPONSORED RETIREMENT PLANS AND
INSTITUTIONAL ACCOUNTS

     Information   contained  in  our  Investor   Services   Guide  pertains  to
shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or through a financial intermediary.

     If you own or are considering purchasing Fund shares through an employer-sponsored retirement plan, your ability to purchase shares of the Funds, exchange them for shares of other American Century funds, and redeem them will depend on the terms of your plan.

     If you own or are considering purchasing Fund shares through a bank, broker-dealer, insurance company or other financial intermediary, your ability to purchase, exchange and redeem shares will depend on your agreement with, and the policies of, such financial intermediary.

     You may reach one of our Institutional Service Representatives by calling 1-800-345-3533 to request information about our funds and services, to obtain a current prospectus or to get answers to any questions about our funds that you are unable to obtain through your plan administrator or financial intermediary.


30 How to Invest with American Century Investments  American Century Investments


                     ADDITIONAL INFORMATION YOU SHOULD KNOW

SHARE PRICE

WHEN SHARE PRICE IS DETERMINED


     The price of your shares is also referred to as their net asset value. Net asset value is determined by calculating the total value of a Fund's assets, deducting total liabilities and dividing the result by the number of shares outstanding. For all American Century funds except funds issued by American Century Target Maturities Trust, net asset value is determined as of the close of regular trading on each day that the New York Stock Exchange is open, usually 3 p.m. Central time. Net asset values for Target Maturities funds are determined one hour prior to the close of the Exchange.

     Investments and requests to redeem or exchange shares will receive the share price next determined after receipt by us of the investment or redemption or exchange request. For example, investments and requests to redeem or exchange shares of a fund received by us or one of our agents before the time as of which the net asset value of the fund is determined, are effective on, and will receive the price determined, that day. Investment, redemption and exchange requests received thereafter are effective on, and receive the price determined as of the close of the Exchange on the next day the Exchange is open.

     Investments are considered received only when payment is received by us. Wired funds are considered received on the day they are deposited in our bank account if they are deposited before the time as of which the net asset value of the funds is determined.


     Investments by telephone pursuant to your prior authorization to us to draw on your bank account are considered received at the time of your telephone call.


     Investment and transaction instructions received by us on any business day by mail prior to the time as of which the net asset value is determined will receive that day's price. Investments and instructions received after that time will receive the price determined on the next business day.


     If you invest in Fund shares through an employer-sponsored retirement plan or other financial intermediary, it is the responsibility of your plan recordkeeper or financial intermediary to transmit your purchase, exchange and redemption requests to the Funds' transfer agent prior to the applicable cut-off time for receiving orders and to make payment for any purchase transactions in accordance with the Funds' procedures or any contractual arrangement with the Funds or the Funds' distributor in order for you to receive that day's price.

HOW SHARE PRICE IS DETERMINED

     The valuation of assets for determining net asset value may be summarized as follows:

     Portfolio securities of each Fund, except as otherwise noted, listed or traded on a domestic securities exchange are valued at the last sale price on that exchange. Portfolio securities primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on the exchange where primarily traded. Depending on local convention or regulation, securities traded over-the-counter are priced at the mean of the latest bid and asked prices, or at the last sale price. When market quotations are not readily available, securities and other assets are valued at fair value as determined in accordance with procedures adopted by the Board of Directors/Trustees.

     Debt securities not traded on a principal securities exchange are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Directors/Trustees.


     Pursuant to a determination by the Money Market Funds' Board of Directors/Trustees and Rule 2a-7 under the Investment Company Act of 1940 (the "Invest-ment Company Act"), portfolio securities of the Funds are valued at amortized cost. When a security is valued at amortized cost, it is valued at its cost when purchased, and thereafter by assuming a constant amortization to maturity of any discount or pre-



Prospectus                        Additional Information You Sould Know    31


mium, regardless of the impact of fluctuating interest rates on the market value of the instrument.

WHERE TO FIND INFORMATION ABOUT SHARE PRICE

     The net asset values of the Funds are published in leading newspapers daily. The yields of the Money Market Funds are published weekly in leading financial publications and daily in many local newspapers. The net asset values, as well as yield information on the Funds and the other funds in the American Century family of funds, may also be obtained by calling us or by accessing our Web site at www.americancentury.com.

DISTRIBUTIONS


     At the close of each day including Saturdays, Sundays and holidays, net income of the U.S. Treasury Funds and the Mortgage Securities Funds is determined and declared as a distribution. The distribution will be paid monthly on the last Friday of each month, except for year-end distributions which will be made on the last business day of the year. For the Money Market Funds, dividends are declared and credited (i.e., available for redemption) daily and distributed monthly on the last Friday of each month.


     You will begin to participate in the distributions the day after your purchase is effective. See "When Share Price is Determined," page 31. If you redeem shares, you will receive the distribution declared for the day of the redemption. If all shares are redeemed (other than by CheckWriting), the distribution on the redeemed shares will be included with your redemption proceeds.


     Distributions from net realized capital gains in the Variable Price Funds, if any, generally are declared and paid once a year, but the Funds may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with the provisions of the Investment Company Act. The Money Market Funds do not expect to realize any long-term capital gains and, accordingly, do not expect to make any capital gains distributions.


     Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For shareholders investing through taxable accounts, distributions will be reinvested unless you elect to receive them in cash. Distributions of less than $10 generally will be reinvested. Distributions made shortly after a purchase by check or ACH may be held up to 15 days. You may elect to have distributions on shares held in Individual Retirement Accounts and 403(b) plans paid in cash only if you are at least 591/2 years old or permanently and totally disabled. Distribution checks normally are mailed within seven days after the record date. Please consult our Investor Services Guide for further information regarding your distribution options.


     A distribution from shares of a U.S. Treasury or Mortgage Securities Fund does not increase the value of your shares or your total return. At any given time the value of your shares includes the undistributed net gains, if any, realized by the Fund on the sale of portfolio securities, and undistributed dividends and interest received, less Fund expenses.


     Because such gains and dividends are included in the value of your shares, when they are distributed the value of your shares is reduced by the amount of the distribution. If you buy your shares through a taxable account just before the distribution, you will pay the full price for your shares, and then receive a portion of the purchase price back as a taxable distribution.

TAXES

     Each Fund has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code, which means that to the extent its income is distributed to shareholders, it pays no income taxes.

TAX-DEFERRED ACCOUNTS

     If Fund shares are purchased through tax-deferred accounts, such as a qualified employer-sponsored retirement or savings plan, income and capital gains distributions paid by the Funds will generally not be subject to current taxation, but will accumulate in your account under the plan on a tax-deferred basis.

     Employer-sponsored retirement and savings plans are governed by complex tax rules. If you elect to participate in your employer's plan, consult your plan administrator, your plan's summary plan description, or a professional tax advisor regarding the tax consequences of participation in the plan, contributions to, and withdrawals or distributions from the plan.


32  Additional Information You Should Know          American Century Investments


TAXABLE ACCOUNTS

     If Fund shares are purchased through taxable accounts, distributions of net investment income and net short-term capital gains are taxable to you as ordinary income, except as described below. The dividends from net income of the Funds do not qualify for the 70% dividends-received deduction for corporations since they are derived from interest income. Dividends representing income derived from tax-exempt bonds generally retain the bonds' tax-exempt character in a shareholder's hands. Distributions from net long-term capital gains are taxable as long-term capital gains regardless of the length of time you have held the shares on which such distributions are paid. However, you should note that any loss realized upon the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to such shares.


     Inflation-Adjusted Securities purchased by Inflation-Adjusted Treasury accrue additional interest for federal income tax purposes in addition to the current interest paid. This additional interest is commonly referred to as "imputed income." Inflation-Adjusted Treasury must distribute this imputed income to shareholders as ordinary income dividends, which are subject to federal taxes but generally exempt from state taxes. In periods of high inflation, it is possible that the imputed income earned by Inflation-Adjusted Treasury will exceed current interest earned.


     Distributions are taxable to you regardless of whether they are taken in cash or reinvested, even if the value of your shares is below your cost. If you purchase shares shortly before a capital gain distribution, you must pay income taxes on the distribution, even though the value of your investment (plus cash received, if any) will not have increased. In addition, the share price at the time you purchase shares may include unrealized gains in the securities held in the investment portfolio of the Fund. If these portfolio securities are subsequently sold and the gains are realized, they will, to the extent not offset by capital losses, be paid to you as a distribution of capital gains and will be taxable to you as short-term or long-term capital gains.

     In January of the year following the distribution, if you own shares in a taxable account, you will receive a Form 1099-DIV notifying you of the status of your distributions for federal income tax purposes.

     Distributions may also be subject to state and local taxes, even if all or a substantial part of such distribution are derived from interest on U.S. government obligations which, if you received them directly, would be exempt from state income tax. However, most but not all states allow this tax exemption to pass through to Fund shareholders when a Fund pays distributions to its shareholders. You should consult your tax advisor about the tax status of such distributions in your own state.


     If you have not complied with certain provisions of the Internal Revenue Code, we are required by federal law to withhold and remit to the IRS 31% of reportable payments (which may include dividends, capital gains distributions and redemptions). Those regulations require you to certify that the Social Security number or tax identification number you provide is correct and that you are not subject to 31% withholding for previous under-reporting to the IRS. You will be asked to make the appropriate certification on your application. Payments reported by us that omit your Social Security number or tax identification number will subject us to a penalty of $50, which will be charged against your account if you fail to provide the certification by the time the report is filed, and is not refundable.


     Redemption of shares of a Fund (including redemptions made in an exchange transaction) will be a taxable transaction for federal income tax purposes and shareholders will generally recognize a gain or loss in an amount equal to the difference between the basis of the shares and the amount received. Assuming that shareholders hold such shares as a capital asset, the gain or loss will be a capital gain or loss and will generally be long term if shareholders have held such shares for a period of more than one year. If a loss is realized on the redemption of Fund shares, the reinvestment in additional Fund shares within 30 days before or after the redemption may be subject to the "wash sale" rules of the Internal Revenue Code, resulting in a postponement of the recognition of such loss for federal income tax purposes.


Prospectus                       Additional Information You Should Know    33


MANAGEMENT


INVESTMENT MANAGEMENT

     All of the Funds except Capital Preservation and Capital Preservation II are series of the American Century Government Income Trust (the "Trust"). Under the laws of the Commonwealth of Massachusetts, the Board of Trustees is responsible for managing the business and affairs of the Trust. Acting pursuant to an investment management agreement entered into with the Funds, American Century Investment Management, Inc. (ACIM) serves as the investment manager of each of the Funds except Capital Preservation and Capital Preservation II. Its principal place of business American Century Tower, 4500 Main Street, Kansas City, Missouri 64111. American Century Investment Management, Inc. has been providing investment advisory services to investment companies and institutional clients since it was founded in 1958.

     American Century Capital Preservation Fund, Inc. and American Century Capital Preservation Fund II, Inc. are the assumed names of Capital Preservation Fund, Inc. and Capital Preservation Fund II, Inc., respectively (the "Companies") and are both California corporations. Capital Preservation is the sole series of American Century Capital Preservation Fund, Inc., and Capital Preservation II is the sole series of American Century Capital Preservation Fund II, Inc. Under the laws of the State of California, the Board of Directors is responsible for managing the business and affairs of the Companies. The Board of Directors of the Companies is identical in composition to the Board of Trustees of the Trust.

     Acting pursuant to an investment advisory agreement entered into with Capital Preservation and Capital Preservation II, Benham Management Corporation serves as the investment advisor of Capital Preservation and Capital Preservation II. Its principal place of business is 1665 Charleston Road, Mountain View, California 94043. Benham Management Corporation has been providing investment advisory services to investment companies and other clients since it was founded in 1971 as is wholly-owned by American Century Companies, Inc., the parent company of American Century Investment Management, Inc.


     The Manager supervises and manages the investment portfolio of each Fund and directs the purchase and sale of their investment securities. It utilizes a team of portfolio managers, assistant portfolio managers and analysts acting together to manage the assets of the Funds. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The team adjusts holdings in the Funds' portfolios as it deems appropriate in pursuit of the Funds' investment objectives. Individual portfolio manager members of the team may also adjust portfolio holdings of the Funds or of sectors of the Funds as necessary between team meetings.

     The portfolio manager members of the teams managing the Funds described in this Prospectus and their work experience for the last five years are listed as follows:

     ROBERT V. GAHAGAN has been primarily responsible for the day-to-day operations of Short-Term Treasury since March, 1996. He is a Vice President and Portfolio Manager. Mr. Gahagan has a B.A. and M.B.A. from the University of Missouri in Kansas City and has over 12 years of investment experience. He joined American Century in 1983.

     BRIAN HOWELL has been primarily responsible for the management of Capital Preservation and Government Agency since May, 1995. Mr. Howell joined the Manager in 1987 as a research analyst and was promoted to his current position in January 1994.


     DENISE TABACCO has been primarily responsible for the day-to-day operations of Capital Preservation II since June, 1995, and has co-managed both Capital Preservation and Government Agency since January, 1996. Ms. Tabacco joined the Manager in 1988, the Portfolio Department in 1991 and was promoted to her current position in 1995.


     DAVID SCHROEDER joined the Manager in 1990 and has been primarily responsible for the day-to-day operations of Intermediate-Term Treasury since January, 1992, and Long-Term Treasury since September, 1992. Mr. Schroeder has co-managed the GNMA Fund since January, 1996.

     CASEY COLTON has co-managed the GNMA Fund since January, 1994, and Intermediate-Term Treasury, and Long-Term Treasury since January, 1996. Mr. Colton joined the Manager in 1990 as a Municipal Analyst and was promoted to his current position in


34   Additional Information You Should Know         American Century Investments


1995. Mr. Colton is a Chartered Financial Analyst (CFA).

     NEWLIN RANKIN has been primarily responsible for the day-to-day operations of the ARM Fund since January, 1995, and has co-managed Short-Term Treasury since March, 1996. Mr. Rankin joined the Manager in 1994 and prior to that was Assistant Vice-President at Wells Fargo Bank from 1991 to 1993.


     The activities of American Century Investment Management, Inc. are subject only to directions of the Trust's Board of Trustees. The activities of Benham Management Corporation are subject only to directions of the Company's Board of Directors. American Century Investment Management, Inc. pays all the expenses of the Trust's Funds except brokerage, taxes, portfolio insurance, interest, fees and expense of the non-interested person directors (including counsel fees) and extraordinary expenses. See "Expenses" for information about the expenses paid by Capital Preservation and Capital Preservation II.

     For the services provided to each Fund of the Trust, American Century Investment Management, Inc. receives a monthly fee based on a percentage of the average net assets of the Fund. The annual rate at which this fee is assessed is determined monthly in a two-step process: First, a fee rate schedule is applied to the assets of all of the funds of its investment category managed by the Manager (the "Investment Category Fee"). For example, when calculating the fee for a Money Market Fund, all of the assets of the money market funds managed by the Manager are aggregated. The three investment categories are: Money Market Funds, Bond Funds and Equity Funds. Second, a separate fee rate schedule is applied to the assets of all of the funds managed by the Manager (the "Complex Fee"). The Investment Category Fee and the Complex Fee are then added to determine the unified management fee payable by the Fund to the Manager. Currently, the Investment Category Fee for each of the Trust's Funds is an annual rate of the average net assets of the Fund as follows: Government Agency, 0.18%; Short-Term Treasury, Intermediate-Term Treasury and Long-Term Treasury, 0.22%; Inflation-Adjusted Treasury, 0.20%; and ARM Fund and GNMA Fund, 0.30%. The Complex Fee is currently an annual rate of 0.30% of the average net assets of each of the Trust's Funds. Further information about the calculation of the annual management fee is contained in the Statement of Additional Information.

     For the services provided to Capital Preservation and Capital Preservation II by Benham Management Corporation, each pay Benham Management Corporation a monthly investment advisory fee equal to the dollar amount derived from applying the Fund's average daily net assets to an investment advisory fee schedule. The investment advisory fee rate ranges from 0.50% to 0.19% of average daily net assets dropping as the Funds' respective assets increase.

     On the first business day of each month, the Funds pay a management fee (advisory fee in the case of Capital Preservation and Capital Preservation II) to its Manager for the previous month at the specified rate. The fee for the previous month is calculated by multiplying the applicable fee for a Fund by the aggregate average daily closing value of a Fund's net assets during the previous month by a fraction, the numerator of which is the number of days in the previous month and the denominator of which is 365 (366 in leap years).


CODE OF ETHICS

     The Funds and the Manager have adopted a Code of Ethics, which restricts personal investing practices by employees of the Manager and its affiliates. Among other provisions, the Code of Ethics requires that employees with access to information about the purchase or sale of securities in the Funds' portfolios obtain preclearance before executing personal trades. With respect to Portfolio Managers and other investment personnel, the Code of Ethics prohibits acquisition of securities in an initial public offering, as well as profits derived from the purchase and sale of the same security within 60 calendar days. These provisions are designed to ensure that the interests of the Fund shareholders come before the interests of the people who manage those Funds.

TRANSFER AND ADMINISTRATIVE SERVICES


     American Century Services Corporation, 4500 Main Street, Kansas City, Missouri 64111, acts as transfer agent and dividend-paying agent for the Funds. It provides facilities, equipment and personnel to the Funds. For administrative services, Capital Preservation and Capital Preservation II each pay the transfer agent a monthly fee equal to its pro rata share of the dollar amount derived from applying the aver-



Prospectus                       Additional Information You Should Know    35



age daily net assets of all of the Funds managed by Benham Management Corporation. The administrative fee rate ranges from 0.11% to 0.08% of average daily net assets, dropping as assets managed by the Benham Management Corporation increase. For transfer agent services, Capital Preservation and Capital Preservation II each pay the transfer agent a monthly fee for each shareholder account maintained and for each shareholder transaction executed during that month. With respect to administrative services and transfer agent services to the Funds of the Trust, American Century Services Corporation is paid for such services by American Century Investment Management, Inc.

     The Funds charge no sales commissions, or "loads," of any kind. However, investors who do not choose to purchase or sell Fund shares directly from the transfer agent may purchase or sell Fund shares through registered broker-dealers and other qualified service providers, who may charge investors fees for their services. These broker-dealers and service providers generally provide shareholder, administrative and/or accounting services which would otherwise be provided by the transfer agent. To accommodate these investors, the Manager and its affiliates have entered into agreements with some broker-dealers and service providers to provide these services. Fees for such services are borne normally by the Funds at the rates normally paid to the transfer agent, which would otherwise provide the services. Any distribution expenses associated with these arrangements are borne by the Manager.

     From time to time, special services may be offered to shareholders who maintain higher share balances in our family of funds. These services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions, newsletters and a team of personal representatives. Any expenses associated with these special services will be paid by the Manager or its affiliates.

     The Manager and the transfer agent are both wholly owned by ACC. James E. Stowers Jr., Chairman of the Board of Directors of ACC, controls ACC by virtue of his ownership of a majority of its common stock.

Special Meeting of Shareholders

     At a Special Meeting of Shareholders held on July 30, 1997, shareholders of each of the Funds except Capital Preservation and Capital Preservation II approved, among other things, a new Management Agreement between the Funds (except Capital Preservation and Capital Preservation II) with American Century Investment Management, Inc. This new Management Agreement will become effective on August 1, 1997 and replaces these Funds' current investment advisory agreement with Benham Management Corporation, an affiliate of American Century Investment Management, Inc.

     At the meeting, shareholders of the Funds (except Capital Preservation and Capital Preservation II) also ratified the selection of Coopers & Lybrand LLP as the independent auditors for each Fund's current fiscal year and approved the adoption of standardized investment limitations by amending or eliminating certain of these Funds' fundamental investment limitations. These changes are reflected in this Prospectus Supplement and in the revised Statement of Additional Information of the Funds (except Capital Preservation and Capital Preservation II).

AGREEMENT AND PLAN OF REORGANIZATION

     In addition, shareholders of Capital Preservation and Capital Preservation II approved an Agreement and Plan of Reorganization with American Century-Benham Capital Preservation Fund, a series of American Century Government Income Trust (the "new CPF"). The new CPF is identical in investment objective and investment management technique to Capital Preservation.

     The Agreement was approved by shareholders of each of Capital Preservation and Capital Preservation II at a Special Meeting of Shareholders held on July 30, 1997. The reorganization is expected to occur on August 30, 1997. Following the reorganization, shareholders of Capital Preservation and Capital Preservation II will own shares of the new CPF in the same dollar amount as their Capital Preservation and Capital Preservation II shares at the close of business on August 30, 1997.


DISTRIBUTION OF FUND SHARES

     The Funds' shares are distributed by American Century Investment Services, Inc. (the "Distributor"), a registered broker-dealer and an affiliate of the Manager. The Manager pays all expenses for promot-


36   Additional Information You Should Know         American Century Investments


ing and distributing the Fund shares offered by this Prospectus. The Funds do not pay any commissions or other fees to the Distributor or to any other broker-dealers or financial intermediaries in connection with the distribution of Fund shares.

EXPENSES


     Capital Preservation and Capital Preservation II each pay certain operating expenses directly, including, but not limited to: custodian, audit and legal fees; fees of the independent directors; costs of printing and mailing prospectuses, statements of additional information, proxy statements, notices and reports to shareholders; insurance expenses; and costs of registering the funds' shares for sale under federal and state securities laws. See the Statement of Additional Information for a more detailed discussion of independent Director compensation.


FURTHER INFORMATION ABOUT AMERICAN CENTURY


     American Century Capital Preservation, Inc. and American Century Capital Preservation II, Inc. were organized as California corporations on October 28, 1971 and April 2, 1980, respectively. The American Century Government Income Trust was organized as a Massachusetts business trust in July 24, 1985. Capital Preservation, Capital Preservation II and the Trust are diversified, open-end management investment companies. Their business and affairs are managed by its officers under the direction of their respective Boards.


     The principal office of the Funds is American Century Tower, 4500 Main Street, P.O. Box 419200, Kansas City, Missouri 64141-6200. All inquiries made by mail should be directed to the address and phone numbers on the cover, or by phone to 1-800-345-2021 (international calls: 816-531-5575).

     Capital Preservation and Capital Preservation II issue shares with no par value. The remaining Funds are individual series of the Trust which also issues shares with no par value. The assets belonging to each series of shares are held separately by the custodian and in effect each series is a separate fund.

     Each share, irrespective of series, is entitled to one vote for each dollar of net asset value applicable to such share on all questions, except, in the case of the Trust, those matters which must be voted on separately by the series of shares affected. Matters affecting only one Fund are voted upon only by that Fund.

     Shares of the Trust have non-cumulative voting rights, which means that the holders of more than 50% of the votes cast in an election of Trustees can elect all of the Trustees if they choose to do so, and in such event the holders of the remaining votes will not be able to elect any person or persons to the Board of Trustees. Shares of the Companies have cumulative voting rights only to the extent conferred upon them by California law, which gives shareholders of the Companies the right to cumulate votes in the election (or removal) of the Companies' respective directors.

     Unless required by the 1940 Act, it will not be necessary for the Trust or the Companies to hold annual meetings of shareholders. As a result, shareholders may not vote each year on the election of members of their Boards or the appointment of auditors. However, pursuant to the Trust's and the Companies' by-laws, the holders of shares representing at least 10% of the votes entitled to be cast may request that the Trust or the Company, as the case may be, hold a special meeting of shareholders. The Trust or the Companies will assist in the communication with other shareholders.

     WE RESERVE THE RIGHT TO CHANGE ANY OF ITS POLICIES, PRACTICES AND PROCEDURES DESCRIBED IN THIS PROSPECTUS, INCLUDING THE STATEMENT OF ADDITIONAL INFORMATION, WITHOUT SHAREHOLDER APPROVAL EXCEPT IN THOSE INSTANCES WHERE SHAREHOLDER APPROVAL IS EXPRESSLY REQUIRED.

     THIS PROSPECTUS CONSTITUTES AN OFFER TO SELL SECURITIES OF A FUND ONLY IN THOSE STATES WHERE THE FUND'S SHARES HAVE BEEN REGISTERED OR OTHERWISE QUALIFIED FOR SALE. A FUND WILL NOT ACCEPT APPLICATIONS FROM PERSONS RESIDING IN STATES WHERE THE FUND'S SHARES ARE NOT REGISTERED.


Prospectus                       Additional Information You Should Know    37


P.O. Box 419200
Kansas City, Missouri
64141-6200


Investor Services:
1-800-345-2021 or 816-531-5575


Automated Information Line:
1-800-345-8765

Telecommunications Device for the Deaf:
1-800-634-4113 or 816-753-1865

Fax: 816-340-7962

Internet: www.americancentury.com

                            [american century logo]
                                    American
                                  Century(sm)

9708           [recycled logo]
SH-BKT-9245       Recycled

                                   PROSPECTUS

                            [american century logo]
                                    American
                                  Century(sm)


                                 August 1, 1997



                                     BENHAM
                                    GROUP(R)


                              Capital Preservation

[front cover]

                          AMERICAN CENTURY INVESTMENTS
                                 FAMILY OF FUNDS


American Century Investments offers you nearly 70 fund choices covering stocks, bonds, money markets, specialty investments and blended portfolios. To help you find the funds that may meet your investment needs, American Century funds have been divided into three groups based on investment style and objectives. These groups, which appear below, are designed to help simplify your fund decisions.


                          AMERICAN CENTURY INVESTMENTS


     Benham Group         American Century Group    Twentieth Century(R) Group

  MONEY MARKET FUNDS        ASSET ALLOCATION &
 GOVERNMENT BOND FUNDS        BALANCED FUNDS              GROWTH FUNDS
DIVERSIFIED BOND FUNDS   CONSERVATIVE EQUITY FUNDS     INTERNATIONAL FUNDS
 MUNICIPAL BOND FUNDS         SPECIALTY FUNDS

Capital Preservation




                                   PROSPECTUS
                                 AUGUST 1, 1997



                              CAPITAL PRESERVATION


                    AMERICAN CENTURY GOVERNMENT INCOME TRUST


American Century Government Income Trust is a part of American Century Investments, a family of funds that includes nearly 70 no-load mutual funds covering a variety of investment opportunities. One of the money market funds from our Benham Group that invests in U.S. Treasury securities, the Benham Capital Preservation Fund (the "Fund"), is described in this Prospectus. Its investment objectives are listed on page 2 of this Prospectus. The other funds are described in separate prospectuses.

American Century offers investors a full line of no-load funds, investments that have no sales charges or commissions.


This Prospectus gives you information about the Fund that you should know before investing. Please read this Prospectus carefully and retain it for future reference. Additional information is included in the Statement of Additional Information dated August 1, 1997, and filed with the Securities and Exchange Commission ("SEC"). It is incorporated into this Prospectus by reference. To obtain a copy without charge, call or write:



                          American Century Investments
                       4500 Main Street o P.O. Box 419200
                Kansas City, Missouri 64141-6200 o 1-800-345-2021
                        International calls: 816-531-5575
                     Telecommunications Device for the Deaf:
                   1-800-634-4113 o In Missouri: 816-444-3485
                        Internet: www.americancentury.com

Additional   information,   including  this  Prospectus  and  the  Statement  of
Additional Information, may be obtained by accessing the Web site maintained by the SEC (www.sec.gov).

INVESTMENTS IN THE FUND ARE NOT INSURED, NOR ARE THEY GUARANTEED BY THE U.S. GOVERNMENT OR ANY OTHER AGENCY. THERE IS NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A $1.00 SHARE PRICE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


Prospectus                                                                     1


                        INVESTMENT OBJECTIVES OF THE FUND


AMERICAN CENTURY--BENHAM CAPITAL
PRESERVATION FUND

Capital Preservation is a money market fund which seeks maximum safety and liquidity. Its secondary objective is to seek to pay shareholders the highest rate of return on their investment in the Fund consistent with safety and liquidity. The Fund intends to pursue its investment objectives by investing exclusively in short-term U.S. Treasury securities guaranteed by the direct full faith and credit pledge of the U.S. government and maintaining a dollar-weighted average portfolio maturity of not more than 90 days.

              There is no assurance that the Fund will achieve its
                             investment objectives.

NO PERSON IS AUTHORIZED BY THE FUND TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATION OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS OR IN OTHER PRINTED OR WRITTEN MATERIAL ISSUED BY OR ON BEHALF OF THE FUND, AND YOU SHOULD NOT RELY ON ANY OTHER INFORMATION OR REPRESENTATION.

2  Investment Objectives                            American Century Investments


                                TABLE OF CONTENTS


Investment Objectives of the Fund.....................................2
Transaction and Operating Expense Table...............................4
Financial Highlights..................................................5

INFORMATION REGARDING THE FUND


Investment Policies of the Fund.......................................6
Risk Factors and Investment Techniques................................6
    U.S. Treasury Securities..........................................6
Other Investment Practices, Their Characteristics
    and Risks.........................................................6
    When-Issued and Forward Commitment
       Agreements.....................................................6
    Other Techniques..................................................7
Performance Advertising...............................................7


American Century Investments..........................................8
Investing in American Century.........................................8
How to Open an Account................................................8
     By Mail..........................................................8
     By Wire..........................................................8
     By Exchange......................................................9
     In Person........................................................9
    Subsequent Investments............................................9
     By Mail..........................................................9
     By Telephone.....................................................9
     By Online Access.................................................9
     By Wire..........................................................9
     In Person........................................................9
    Automatic Investment Plan.........................................9
How to Exchange from One Account to Another ..........................9
     By Mail ........................................................10
     By Telephone....................................................10
     By Online Access................................................10
How to Redeem Shares.................................................10
     By Mail ........................................................10
     By Telephone....................................................10
     By Check-A-Month................................................10
     Other Automatic Redemptions.....................................10
    Redemption Proceeds..............................................10
     By Check........................................................10
     By Wire and ACH.................................................10
    Redemption of Shares in Low-Balance Accounts.....................10
Signature Guarantee..................................................11
Special Shareholder Services.........................................11
     Automated Information Line......................................11
     Online Account Access...........................................11
     CheckWriting....................................................11
     Tax-Qualified Retirement Plans..................................12
Important Policies Regarding Your Investments........................12
Reports to Shareholders..............................................13
Employer-Sponsored Retirement Plans and
    Institutional Accounts...........................................13

ADDITIONAL INFORMATION YOU SHOULD KNOW

Share Price..........................................................14
    When Share Price Is Determined...................................14
    How Share Price Is Determined....................................14
    Where to Find Yield Information..................................14
Distributions........................................................14
Taxes   .............................................................15
    Tax-Deferred Accounts............................................15
    Taxable Accounts.................................................15
Management...........................................................15
    Investment Management............................................15
    Code of Ethics...................................................16
    Transfer and Administrative Services.............................16
Distribution of Fund Shares..........................................17
Further Information About American Century...........................17

Prospectus                                                 Table of Contents   3


                     TRANSACTION AND OPERATING EXPENSE TABLE


                                                            Capital Preservation


SHAREHOLDER TRANSACTION EXPENSES:
Maximum Sales Load Imposed on Purchases..........................    none
Maximum Sales Load Imposed on Reinvested Dividends...............    none
Deferred Sales Load..............................................    none
Redemption Fee(1)................................................    none
Exchange Fee.....................................................    none

ANNUAL FUND OPERATING EXPENSES:
(as a percentage of net assets)
Management Fees(2)..............................................     0.48%
12b-1 Fees.......................................................    none
Other Expenses(3)...............................................     0.00%
Total Fund Operating Expenses...................................     0.48%

EXAMPLE:
You would pay the following expenses on a                  1 year     $ 5
$1,000 investment, assuming a 5% annual return and        3 years     15
redemption at the end of each time period:                5 years     27
                                                         10 years     60


(1)  Redemption proceeds sent by wire are subject to a $10 processing fee.

(2) A portion of the management fee may be paid by American Century Investment Management, Inc. (the "Manager") to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the Manager. See "Management - Transfer and Administrative Services," page 16.


(3) Other expenses, which include the fees and expenses (including legal counsel fees) of those Trustees who are not "interested persons" as defined in the Investment Company Act of 1940 are estimated to be 0.0038 of 1% of average net assets for the most recent fiscal year.


The purpose of the above table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly in connection with an investment in the shares of the Fund offered by this Prospectus. The example set forth above assumes reinvestment of all dividends and distributions and uses a 5% annual rate of return as required by SEC regulations.

NEITHER THE 5% RATE OF RETURN NOR THE EXPENSES SHOWN ABOVE SHOULD BE CONSIDERED INDICATIONS OF PAST OR FUTURE RETURNS AND EXPENSES. ACTUAL RETURNS AND EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.



4  Transaction and Operating Expense Table          American Century Investments

                              FINANCIAL HIGHLIGHTS
                              CAPITAL PRESERVATION


The Financial Highlights for each of the periods presented have been audited by KPMG Peat Marwick LLP, independent auditors whose report thereon appears in the Fund's annual report, which is incorporated by reference into the Statement of Additional Information. The semiannual and annual reports contain additional performance information and will be made available upon request and without charge. The information presented is for a share outstanding throughout the years ended March 31, except as noted.



                                      1997     1996     1995    1994    1993(1)  1992     1991    1990   1989    1988

PER-SHARE DATA
Net Asset Value,
Beginning of Period................. $1.00    $1.00    $1.00   $1.00    $1.00    $1.00    $1.00   $1.00  $1.00   $1.00
                                     -----    -----    -----   -----    -----    -----    -----   -----  -----   -----

Income From Investment Operations
   Net Investment Income ...........  0.05     0.05     0.04    0.03     0.01     0.04     0.06    0.07   0.08    0.06
Distributions
   From Net Investment Income....... (0.05)   (0.05)   (0.04)  (0.03)   (0.01)   (0.04)   (0.06)  (0.07) (0.08)  (0.06)
                                     -----    -----    -----   -----    -----    -----    -----   -----  -----   -----

Net Asset Value, End of Period...... $1.00    $1.00    $1.00   $1.00    $1.00    $1.00    $1.00   $1.00  $1.00   $1.00
                                     =====    =====    =====   =====    =====    =====    =====   =====  =====   =====

   TOTAL RETURN(2).................. 4.82%    5.21%    4.31%   2.63%    1.35%    3.88%    6.27%   7.77%  8.27%   6.30%

RATIOS/SUPPLEMENTAL DATA
   Ratio of Operating Expenses
   to Average Net Assets(3)......... 0.49%    0.51%    0.50%   0.51%   0.50%(4)  0.51%    0.52%   0.56%  0.57%   0.59%
   Ratio of Net Investment Income
   to Average Net Assets(3)......... 4.66%    5.07%    4.24%   2.59%  2.68%(4)   3.82%    6.03%   7.50%  8.00%   6.08%
   Net Assets, End
   of Period (in millions)..........$2,978   $3,078   $2,883  $2,787   $2,943   $3,046   $3,376  $3,099 $2,737  $2,187

(1) The Fund's fiscal year-end was changed from September 30 to March 31 beginning with the period ended March 31, 1993, resulting in a six-month period in 1993.

(2)  Total  return   assumes   reinvestment   of  dividends  and  capital  gains
distributions, if any, and are not annualized.

(3)  The ratios for the periods subsequent to March 31, 1995 include expenses paid through expense offset arrangements.

(4)  Annualized.



Prospectus                                              Financial Highlights   5


                         INFORMATION REGARDING THE FUND


INVESTMENT POLICIES OF THE FUND

The Fund has adopted certain investment restrictions that are set forth in the Statement of Additional Information. Those restrictions, as well as the investment objectives of the Fund identified on page 2 of this Prospectus and any other investment policies designated as "fundamental" in this Prospectus or in the Statement of Additional Information, cannot be changed without shareholder approval. The Fund has implemented additional investment policies and practices to guide its activities in the pursuit of its investment objectives. These policies and practices, which are described throughout this Prospectus, are not designated as fundamental policies and may be changed without shareholder approval.

The Fund seeks to maintain a $1.00 share price, although there is no guarantee it will be able to do so. Shares of the Fund are neither insured nor guaranteed by the U.S. government.

The Fund seeks maximum safety and liquidity. Its secondary objective is to seek to pay its shareholders the highest rate of return on their investment in the Fund consistent with safety and liquidity. The Fund pursues its investment objectives by investing exclusively in short-term U.S. Treasury securities guaranteed by the direct full faith and credit pledge of the U.S. government. The Fund's dollar-weighted average portfolio maturity will not exceed 90 days.

While the risks associated with investing in short-term U.S. Treasury securities are very low, an investment in the Fund is not risk-free.

RISK FACTORS AND INVESTMENT TECHNIQUES

The obligations in which the Fund may invest differ from one another in their interest rates, maturities, dates of issuance and interest payment schedules. The pertinent features of the types of obligations in which the Fund may invest are described in this section.

U.S. TREASURY SECURITIES

U.S. Treasury bills, notes, zero-coupon bonds, and other bonds are direct obligations of the U.S. Treasury, which has never failed to pay interest and repay principal when due. Treasury bills have initial maturities of one year or less, Treasury notes from two to ten years, and Treasury bonds more than 10 years. Although U.S. Treasury securities carry little principal risk if held to maturity, the prices of these securities (like all debt securities) change between issuance and maturity in response to fluctuating market interest rates.

OTHER INVESTMENT PRACTICES, THEIR CHARACTERISTICS
AND RISKS

For additional information regarding the investment practices of the Fund, see the Statement of Additional Information.

WHEN-ISSUED AND FORWARD COMMITMENT AGREEMENTS


The Fund may sometimes purchase new issues of securities on a when-issued or forward commitment basis when, in the opinion of American Century Investment Management Inc. (the "Manager") such purchases will further the investment objectives of the Fund. The price of when-issued securities is established at the time the commitment to purchase is made. Delivery of and payment for these securities typically occurs 3 to 10 days after the commitment to purchase. Market rates of interest on debt securities at the time of delivery may be higher or lower than those contracted for on the security. Accordingly, the value of the security may decline prior to delivery, which could result in a loss to the Fund. A separate account for the Fund consisting of cash or appropriate liquid securities in an amount at least equal to the when-issued commitments will be established and maintained with the custodian. No income will accrue to the Fund prior to delivery.



6  Information Regarding the Fund                   American Century Investments


OTHER TECHNIQUES

The Manager may buy other types of securities or employ other portfolio management techniques on behalf of the Fund. When SEC guidelines require it to do so, the Fund will set aside cash or appropriate liquid assets in a segregated account to cover the Fund's obligations.

PERFORMANCE ADVERTISING

From time to time, the Fund may advertise performance data. Fund performance may be shown by presenting one or more performance measurements, including yield and effective yield.

A quotation of yield reflects the Fund's income over a stated period expressed as a percentage of its share price. Yield is calculated by measuring the income generated by an investment in the Fund over a seven-day period (net of Fund expenses). This income is then annualized, that is, the amount of income generated by the investment over the seven-day period is assumed to be generated over each similar period each week throughout a full year and is shown as a percentage of the investment. The effective yield is calculated in a similar manner but, when annualized, the income earned by the investment is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect on the assumed reinvestment.

Yields are calculated according to accounting methods that are standardized in accordance with SEC rules. The SEC yield should be regarded as an estimate of the Fund's rate of investment income, and it may not equal the Fund's actual income distribution rate, the income paid to a shareholder's account, or the income reported in the Fund's financial statements.


The Fund may also include in advertisements data comparing performance with the performance of non-related investment media, published editorial comments and performance rankings compiled by independent organizations (such as Lipper Analytical Services or IBC's Money Fund Report) and publications that monitor the performance of mutual funds. Performance information may be quoted numerically or may be presented in a table, graph or other illustration. In addition, Fund performance may be compared to well-known indices of market performance including the IBC's Money Fund Average and Bank Rate Monitor National Index of 2 1/2-year CD rates. Fund performance may also be compared, on a relative basis, to other funds in our fund family. This relative comparison, which may be based upon historical or expected fund performance, volatility or other fund characteristics, may be presented numerically, graphically or in text. Fund performance may also be combined or blended with other funds in our fund family, and that combined or blended performance may be compared to the same indices to which individual funds may be compared.


All performance information advertised by the Fund is historical in nature and is not intended to represent or guarantee future results. The value of Fund shares when redeemed may be more or less than their original cost.

Prospectus                                    Information Regarding the Fund   7


                               HOW TO INVEST WITH
                          AMERICAN CENTURY INVESTMENTS

AMERICAN CENTURY INVESTMENTS

The Fund offered by this Prospectus is a part of the American Century Investments family of mutual funds. Our family provides a full range of investment opportunities, from the aggressive equity growth funds in our Twentieth Century Group, to the fixed income funds in our Benham Group, to the moderate risk and specialty funds in our American Century Group. Please call 1-800-345-2021 for a brochure or prospectuses for the other funds in the American Century Investments family.

INVESTING IN AMERICAN CENTURY

The following section explains how to invest in American Century funds, including purchases, redemptions, exchanges and special services. You will find more detail about doing business with us by referring to the Investor Services Guide that you will receive when you open an account.

If you own or are considering purchasing Fund shares through an employer-sponsored retirement plan or through a bank, broker-dealer or other financial intermediary, the following sections, as well as the information contained in our Investor Services Guide, may not apply to you. Please read "Employer-Sponsored Retirement Plans and Institutional Accounts," page 13.

HOW TO OPEN AN ACCOUNT

To open an account, you must complete and sign an application, furnishing your taxpayer identification number. (You must also certify whether you are subject to withholding for failing to report income to the IRS.) Investments received without a certified taxpayer identification number will be returned.

The minimum investment is $2,500 ($1,000 for IRA accounts).

The minimum investment requirements may be different for some types of retirement accounts. Call one of our Investor Services Representatives for information on our retirement plans, which are available for individual investors or for those investing through their employers.

Please note: If you register your account as belonging to multiple owners (e.g., as joint tenants) you must provide us with specific authorization on your application in order for us to accept written or telephone instructions from a single owner. Otherwise, all owners will have to agree to any transactions that involve the account (whether the transaction request is in writing or over the telephone).

You may invest in the following ways:

BY MAIL

Send a completed application and check or money order payable in U.S. dollars to American Century Investments.

BY WIRE

You may make your initial investment by wiring funds. To do so, call us or mail a completed application and provide your bank with the following information:

o RECEIVING BANK AND ROUTING NUMBER:
  Commerce Bank, N.A. (101000019)

o BENEFICIARY (BNF):
  American Century Services Corporation
  4500 Main St., Kansas City, Missouri 64111

o BENEFICIARY ACCOUNT NUMBER (BNF ACCT):
  2804918

o REFERENCE FOR BENEFICIARY (RFB):
  American Century account number into which you are investing. If more than one, leave blank and see "Bank to Bank Information" below.

o ORIGINATOR TO BENEFICIARY (OBI):
  Name and address of owner of account into which you are investing.

o BANK TO BANK INFORMATION
  (BBI OR FREE FORM TEXT):
  o Taxpayer identification or Social Security number
  o If more than one account, account numbers and amount to be invested in each account.


8  How to Invest with American Century Investments  American Century Investments


  o Current tax year, previous tax year or rollover designation if an IRA. Specify whether IRA, SEP-IRA, SARSEP-IRA, SIMPLE Employer or SIMPLE Employee.

BY EXCHANGE

Call 1-800-345-2021 from 7 a.m. to 7 p.m. Central time to get information on opening an account by exchanging from another American Century account. See this page for more information on exchanges.

IN PERSON

If you prefer to work with a representative in person, please visit one of our Investor Centers, located at:

  4500 Main Street
  Kansas City, Missouri 64111

  4917 Town Center Drive
  Leawood, Kansas 66211

  1665 Charleston Road
  Mountain View, California 94043

  2000 S. Colorado Blvd.
  Denver, Colorado 80222

SUBSEQUENT INVESTMENTS

Subsequent investments may be made by an automatic bank, payroll or government direct deposit (see "Automatic Investment Plan" on this page) or by any of the methods below. The minimum investment requirement for subsequent investments:
$250 for checks submitted without the investment slip portion of a previous statement or confirmation, $50 for all other types of subsequent investments.

BY MAIL

When making subsequent investments, enclose your check with the investment slip portion of the confirmation of a previous investment. If the investment slip is not available, indicate your name, address and account number on your check or a separate piece of paper. (Please be aware that the investment minimum for subsequent investments is higher without an investment slip.)

BY TELEPHONE

Once your account is open, you may make investments by telephone if you have authorized us (by choosing "Full Services" on your application) to draw on your bank account. You may call an Investor Services Representative or use our Automated Information Line.

BY ONLINE ACCESS

Once your account is open, you may make investments online if you have authorized us (by choosing "Full Services" on your application) to draw on your bank account.

BY WIRE

You  may  make  subsequent   investments  by  wire.  Follow  the  wire  transfer
instructions on page 8 and indicate your account number.

IN PERSON

You may make subsequent investments in person at one of our Investor Centers. The locations of our four Investor Centers are listed on this page.

AUTOMATIC INVESTMENT PLAN

You may elect on your application to make investments automatically by authorizing us to draw on your bank account regularly. Such investments must be at least the equivalent of $50 per month. You also may choose an automatic payroll or government direct deposit. If you are establishing a new account, check the appropriate box under "Automatic Investments" on your application to receive more information. If you would like to add a direct deposit to an existing account, please call one of our Investor Services Representatives.

HOW TO EXCHANGE FROM ONE ACCOUNT TO ANOTHER


As long as you meet any minimum investment requirements, you may exchange your Fund shares to our other funds. An exchange request will be processed the same day it is received if it is received before the funds' net asset values are calculated, which is one hour prior to the close of the New York Stock Exchange for the funds in American Century Target Maturities Trust, and at the close of the Exchange for all of our other funds. See "When Share Price is Determined," page 14.


For any single exchange, the shares of each fund being acquired must have a value of at least $100. However, we will allow investors to set up an Automatic Exchange Plan between any two funds in the amount of at least $50 per month. See our Investor Services Guide for further information about exchanges.


Prospectus                   How to Invest with American Century Investments   9


BY MAIL

You may direct us in writing to exchange your shares from one American Century account to another. For additional information, please see our Investor Services Guide.

BY TELEPHONE

You can make exchanges over the telephone (either with an Investor Services Representative or using our Automated Information Line--see page 11) if you have authorized us to accept telephone instructions. You can authorize this by selecting "Full Services" on your application or by calling us at 1-800-345-2021 to get the appropriate form.

BY ONLINE ACCESS

You can make exchanges online if you have authorized us to accept instructions over the Internet. You can authorize this by selecting "Full Services" on your application or by calling us at 1-800-345-2021 to get the appropriate form.

HOW TO REDEEM SHARES

We will redeem or "buy back" your shares at any time. Redemptions will be made at the next net asset value determined after a complete redemption request is received.

Please note that a request to redeem shares in an IRA or 403(b) plan must be accompanied by an executed IRS Form W4-P and a reason for withdrawal as specified by the IRS.

BY MAIL

Your written instructions to redeem shares may be made either by a redemption form, which we will send to you upon request, or by a letter to us. Certain redemptions may require a signature guarantee. Please see "Signature Guarantee," page 11.

BY TELEPHONE

If you have authorized us to accept telephone instructions, you may redeem your shares by calling an Investor Services Representative.

BY CHECK-A-MONTH

You may redeem shares by Check-A-Month. A Check-A-Month plan automatically redeems enough shares each month to provide you with a check in an amount you choose (minimum $50). To set up a Check-A-Month plan, please call and request our Check-A-Month brochure.

OTHER AUTOMATIC REDEMPTIONS

You may elect to make redemptions automatically by authorizing us to send funds directly to you or to your account at a bank or other financial institution. To set up automatic redemptions, call one of our Investor Services Representatives.

REDEMPTION PROCEEDS

Please note that shortly after a purchase of shares is made by check or electronic draft (also known as an ACH draft) from your bank, we may wait up to 15 days or longer to send redemption proceeds (to allow your purchase funds to clear). No interest is paid on the redemption proceeds after the redemption is processed but before your redemption proceeds are sent.

Redemption proceeds may be sent to you in one of the following ways:

BY CHECK

Ordinarily, all redemption checks will be made payable to the registered owner of the shares and will be mailed only to the address of record. For more information, please refer to our Investor Services Guide.

BY WIRE AND ACH

You may authorize us to transmit redemption proceeds by wire or ACH. These services will be effective 15 days after we receive the authorization.

Your bank will usually receive wired funds within 48 hours of transmission. Funds transferred by ACH may be received up to seven days after transmission. Wired funds are subject to a $10 fee to cover bank wire charges, which is deducted from redemption proceeds. Once the funds are transmitted, the time of receipt and the funds' availability are not under our control.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

Whenever the shares held in an account have a value of less than the required minimum, a letter will be sent advising you of the necessity to bring the value


10 How to Invest with American Century Investments  American Century Investments


of the shares held in the account up to the minimum. If action is not taken within 90 days of the letter's date, the shares held in the account will be redeemed and the proceeds from the redemption will be sent by check to your address of record. We reserve the right to increase the investment minimums.

SIGNATURE GUARANTEE

To protect your accounts from fraud, some transactions will require a signature guarantee. Which transactions will require a signature guarantee will depend on which service options you elect when you open your account. For example, if you choose "In Writing Only," a signature guarantee will be required when:

o  redeeming more than $25,000; or

o establishing or increasing a Check-A-Month or automatic transfer on an existing account.

You may obtain a signature guarantee from a bank or trust company, credit union, broker-dealer, securities exchange or association, clearing agency or savings association, as defined by federal law.

For a more in-depth explanation of our signature guarantee policy, or if you live outside the United States and would like to know how to obtain a signature guarantee, please consult our Investor Services Guide.

We reserve the right to require a signature guarantee on any transaction, or to change this policy at any time.

SPECIAL SHAREHOLDER SERVICES

We offer several service options to make your account easier to manage. These are listed on the account application. Please make note of these options and elect the ones that are appropriate for you. Be aware that the "Full Services" option offers you the most flexibility. You will find more information about each of these service options in our Investor Services Guide.

Our special investor services include:

AUTOMATED INFORMATION LINE

We offer an Automated Information Line, 24 hours a day, seven days a week, at 1-800-345-8765. By calling the Automated Information Line, you may listen to fund prices, yields and total return figures. You may also use the Automated Information Line to make investments into your accounts (if we have your bank information on file) and obtain your share balance, value and most recent transactions. If you have authorized us to accept telephone instructions, you also may exchange shares from one fund to another via the Automated Information Line. Redemption instructions cannot be given via the Automated Information Line.

ONLINE ACCOUNT ACCESS

You may contact us 24 hours a day, seven days a week at www.americancentury.com to access your funds' daily share prices, receive updates on major market indexes and view historical performance of your funds. If you select "Full Services" on your application, you can use your personal access code and Social Security number to view your account balances and account activity, make subsequent investments from your bank account or exchange shares from one fund to another.

CHECKWRITING

We offer CheckWriting as a service option for your account. CheckWriting allows you to redeem shares in your account by writing a draft ("check") against your account balance. (Shares held in certificate form may not be redeemed by check.) There is no limit on the number of checks you can write, but each one must be for at least $100.

When you write a check, you will continue to receive dividends on all shares until your check is presented for payment to our clearing bank. If you redeem all shares in your account by check, any accrued distributions on the redeemed shares will be paid to you in cash on the next monthly distribution date.

If you want to add CheckWriting to an existing account that offers CheckWriting, contact us by telephone or mail for an appropriate form. For a new account, you may elect CheckWriting on your purchase application by choosing the "Full Services" option. CheckWriting is not available for any account held in an IRA or 403(b) plan.

CheckWriting redemptions may only be made on checks provided by us. Currently, there is no charge for checks or for the CheckWriting service.

We will return checks drawn on insufficient funds or on funds from investments made by any means


Prospectus                   How to Invest with American Century Investments  11


other than by wire within the previous 15 days. Neither the company nor our clearing bank will be liable for any loss or expenses associated with returned checks. Your account may be assessed a $15 service charge for checks drawn on insufficient funds.

A stop payment may be ordered on a check written against your account. We will use reasonable efforts to stop a payment, but we cannot guarantee that we will be able to do so. If we are successful in fulfilling a stop-payment order, your account may be assessed a $15 fee.

TAX-QUALIFIED RETIREMENT PLANS

The Fund is available for your tax-deferred retirement plan. Call or write us and request the appropriate forms for:

o Individual Retirement Accounts (IRAs);

o 403(b)  plans  for  employees  of  public  school   systems  and   non-profit
  organizations; or

o Profit sharing plans and pension plans for corporations and other employers.

If your IRA and 403(b) accounts do not total $10,000, each account is subject to an annual $10 fee, up to a total of $30 per year.

You can also transfer your tax-deferred plan to us from another company or custodian. Call or write us for a Request to Transfer form.

IMPORTANT POLICIES REGARDING YOUR INVESTMENTS

Every account is subject to policies that could affect your investment. Please refer to the Investor Services Guide for further information about the policies discussed below, as well as further detail about the services we offer.

(1) We reserve the right for any reason to suspend the offering of shares for a period of time, or to reject any specific purchase order (including purchases by exchange). Additionally, purchases may be refused if, in the opinion of the Manager, they are of a size that would disrupt the management of the Fund.

(2) We reserve the right to make changes to any stated investment requirements, including those that relate to purchases, transfers and redemptions. In addition, we may also alter, add to or terminate any investor services and privileges. Any changes may affect all shareholders or only certain series or classes of shareholders.

(3) Shares being acquired must be qualified for sale in your state of residence.

(4) Transactions requesting a specific price and date will be refused. Once you have mailed or otherwise transmitted your transaction instructions to us, they may not be modified or canceled.

(5) If a transaction request is made by a corporation, partnership, trust, fiduciary, agent or unincorporated association, we will require evidence satisfactory to us of the authority of the individual making the request.

(6) We have established procedures designed to assure the authenticity of instructions received by telephone. These procedures include requesting personal identification from callers, recording telephone calls, and providing written confirmations of telephone transactions. These procedures are designed to protect shareholders from unauthorized or fraudulent instructions. If we do not employ reasonable procedures to confirm the genuineness of instructions, then we may be liable for losses due to unauthorized or fraudulent instructions. The company, its transfer agent and investment advisor will not be responsible for any loss due to instructions they reasonably believe are genuine.

(7) All signatures should be exactly as the name appears in the registration. If the owner's name appears in the registration as Mary Elizabeth Jones, she should sign that way and not as Mary E. Jones.

(8) Unusual stock market conditions have in the past resulted in an increase in the number of shareholder telephone calls. If you experience difficulty in reaching us during such periods, you may send your transaction instructions by mail, express mail or courier service, or you may visit one of our Investor Centers. You may also use our Automated Information Line if you have requested and received an access code and are not attempting to redeem shares.

(9) If you fail to provide us with the correct certified taxpayer identification number, we may reduce any redemption proceeds by $50 to


12 How to Invest with American Century Investments  American Century Investments


cover the penalty the IRS will impose on us for failure to report your correct taxpayer identification number on information reports.

(10) We will perform special inquiries on shareholder accounts. A research fee of $15 per hour may be applied.

REPORTS TO SHAREHOLDERS

At the end of each calendar quarter, we will send you a consolidated statement that summarizes all of your American Century holdings, as well as an individual statement for each fund you own that reflects all year-to-date activity in your account. You may request a statement of your account activity at any time.

With the exception of most automatic transactions and transactions by CheckWriting, each time you invest, redeem, transfer or exchange shares, we will send you a confirmation of the transaction. Transactions initiated by CheckWriting will be confirmed on a monthly basis. See the Investor Services Guide for more detail.

Carefully review all the information relating to transactions on your statements and confirmations to ensure that your instructions were acted on properly. Please notify us immediately in writing if there is an error. If you fail to provide notification of an error with reasonable promptness, i.e., within 30 days of non-automatic transactions or within 30 days of the date of your consolidated quarterly statement, in the case of automatic transactions, we will deem you to have ratified the transaction.

No later than January 31st of each year, we will send you reports that you may use in completing your U.S. income tax return. See the Investor Services Guide for more information.

Each year, we will send you an annual and a semiannual report relating to your fund, each of which is incorporated herein by reference. The annual report includes audited financial statements and a list of portfolio securities as of the fiscal year end. The semiannual report includes unaudited financial statements for the first six months of the fiscal year, as well as a list of portfolio securities at the end of the period. You also will receive an updated prospectus at least once each year. Please read these materials carefully, as they will help you understand your Fund.

EMPLOYER-SPONSORED RETIREMENT PLANS AND
INSTITUTIONAL ACCOUNTS

Information  contained in our Investor  Services Guide pertains to  shareholders
who  invest   directly   with   American   Century   rather   than   through  an
employer-sponsored retirement plan or through a financial intermediary.

If you own or are considering purchasing Fund shares through an employer-sponsored retirement plan, your ability to purchase shares of the Fund, exchange them for shares of other American Century funds, and redeem them will depend on the terms of your plan.

If you own or are considering purchasing Fund shares through a bank, broker-dealer, insurance company or other financial intermediary, your ability to purchase, exchange and redeem shares will depend on your agreement with, and the policies of, such financial intermediary.

You may reach one of our Institutional Service Representatives by calling 1-800-345-3533 to request information about our funds and services, to obtain a current prospectus or to get answers to any questions about our funds that you are unable to obtain through your plan administrator or financial intermediary.


Prospectus                   How to Invest with American Century Investments  13


                     ADDITIONAL INFORMATION YOU SHOULD KNOW

SHARE PRICE

WHEN SHARE PRICE IS DETERMINED

The price of your shares is also referred to as their net asset value. Net asset value is determined by calculating the total value of the Fund's assets, deducting total liabilities and dividing the result by the number of shares outstanding. For all American Century funds except American Century Target Maturities Trust, net asset value is determined at the close of regular trading on each day that the New York Stock Exchange is open, usually 3 p.m. Central time. Net asset value for Target Maturities is determined one hour prior to the close of the Exchange.

Investments and requests to redeem or exchange shares will receive the share price next determined after receipt by us of the investment, redemption or exchange request. For example, investments and requests to redeem or exchange shares of a fund received by us or one of our agents before the net asset value of the Fund is determined, are effective on, and will receive the price determined, that day. Investment, redemption and exchange requests received thereafter are effective on, and receive the price determined on, the next day the Exchange is open.

Investments are considered received only when payment is received by us. Wired funds are considered received on the day they are deposited in our bank account if they are deposited before the net asset value is determined.

Investments by telephone pursuant to your prior authorization to us to draw on your bank account are considered received at the time of your telephone call.

Investment and transaction instructions received by us on any business day by mail before the net asset value is determined will receive that day's price. Investments and instructions received after that time will receive the price determined on the next business day.

If you invest in Fund shares through an employer-sponsored retirement plan or other financial intermediary, it is the responsibility of your plan recordkeeper or financial intermediary to transmit your purchase, exchange and redemption requests to the Fund's transfer agent prior to the applicable cut-off time for receiving orders and to make payment for any purchase transactions in accordance with the Fund's procedures or any contractual arrangement with the Fund or the Fund's distributor in order for you to receive that day's price.

HOW SHARE PRICE IS DETERMINED


Pursuant to a determination by the Fund's Board of Trustees and Rule 2a-7 under the Investment Company Act of 1940 (the "Investment Company Act"), portfolio securities of the Fund are valued at amortized cost. When a security is valued at amortized cost, it is valued at its cost when purchased, and thereafter by assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.


WHERE TO FIND YIELD INFORMATION

The yield of the Fund is published weekly in leading financial publications and daily in many local newspapers. Yield information may also be obtained by calling us or by accessing our Web site at www.americancentury.com.

DISTRIBUTIONS

At the close of each day including Saturdays, Sundays and holidays, dividends are declared and credited (i.e., available for redemption) daily and distributed monthly on the last Friday of each month.

You will begin to participate in the distributions the day after your purchase is effective. See "When Share Price is Determined," on this page. If you redeem shares, you will receive the distribution declared for the day of the redemption. If all shares are redeemed (other than by CheckWriting), the distribution on the redeemed shares will be included with your redemption proceeds.

The  Fund  does  not  expect  to  realize  any  long-term   capital  gains  and,
accordingly, does not expect to make any capital gains distributions.


14 Additional Information You Should Know           American Century Investments


Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For shareholders investing through taxable accounts, distributions will be reinvested unless you elect to receive them in cash. Distributions of less than $10 generally will be reinvested. Distributions made shortly after a purchase by check or ACH may be held up to 15 days. You may elect to have distributions on shares held in Individual Retirement Accounts and 403(b) plans paid in cash only if you are at least 59 1/2 years old or permanently and totally disabled. Distribution checks normally are mailed within seven days after the record date. Please consult our Investor Services Guide for further information regarding your distribution options.

TAXES

The Fund has elected to be taxed under Subchapter M of the Internal Revenue Code, which means that to the extent its income is distributed to shareholders, it pays no income taxes.

TAX-DEFERRED ACCOUNTS

If Fund shares are purchased through tax-deferred accounts, such as a qualified employer-sponsored retirement or savings plan, income and capital gains distributions paid by the Fund will generally not be subject to current taxation, but will accumulate in your account under the plan on a tax-deferred basis.

Employer-sponsored retirement and savings plans are governed by complex tax rules. If you elect to participate in your employer's plan, consult your plan administrator, your plan's summary plan description, or a professional tax advisor regarding the tax consequences of participation in the plan, contributions to, and withdrawals or distributions from the plan.

TAXABLE ACCOUNTS

If Fund shares are purchased through taxable accounts, distributions of net investment income and net short-term capital gains are taxable to you as ordinary income, except as described below. The dividends from net income of the Fund do not qualify for the 70% dividends-received deduction for corporations since they are derived from interest income.

Distributions are taxable to you regardless of whether they are taken in cash or reinvested, even if the value of your shares is below your cost. If you purchase shares shortly before a capital gain distribution, you must pay income taxes on the distribution, even though the value of your investment (plus cash received, if any) will not have increased.

In January of the year following the distribution, if you own shares in a taxable account, you will receive a Form 1099-DIV notifying you of the status of your distributions for federal income tax purposes.

Distributions may also be subject to state and local taxes, even if all or a substantial part of such distribution are derived from interest on U.S. government obligations which, if you received them directly, would be exempt from state income tax. However, most but not all states allow this tax exemption to pass through to fund shareholders when a fund pays distributions to its shareholders. You should consult your tax advisor about the tax status of such distributions in your own state.


If you have not complied with certain provisions of the Internal Revenue Code, we are required by federal law to withhold and remit to the IRS 31% of reportable payments (which may include dividends, capital gains distributions and redemptions). Those regulations require you to certify that the Social Security number or tax identification number you provide is correct and that you are not subject to 31% withholding for previous under-reporting to the IRS. You will be asked to make the appropriate certification on your application. Payments reported by us that omit your Social Security number or tax identification number will subject us to a penalty of $50, which will be charged against your account if you fail to provide the certification by the time the report is filed. That charge is not refundable.


MANAGEMENT

INVESTMENT MANAGEMENT

American Century-Benham Capital Preservation Fund is a diversified, open-end series of American Century Government Income Trust (the "Trust"), organized as a Massachusetts business trust on July 24, 1985, that was formerly known as the Benham Government Income Trust. Under the laws of the Commonwealth of Massachusetts, the Board of Trustees is responsible for managing the business and affairs of the Trust.


Prospectus                            Additional Information You Should Know  15


Acting pursuant to an investment management agreement entered into with the Trust, American Century Investment Management, Inc. (the "Manager") serves as the investment manager of the Fund. The Manager pays all the expenses of the Fund except brokerage, taxes, interest, fees and expenses of the non-interested person Trustees (including counsel fees) and extraordinary expenses. Its principal place of business is American Century Tower, 4500 Main Street, Kansas City, Missouri 64111. The Manager has been providing investment advisory services to investment companies and other clients since 1958.

The Manager supervises and manages the investment portfolio of the Fund and directs the purchase and sale of its investment securities. It utilizes a team of portfolio managers, assistant portfolio managers and analysts acting together to manage the assets of the Fund. The Fund's team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The team adjusts holdings in the portfolio as it deems appropriate in pursuit of the Fund's investment objectives. Individual portfolio manager members of the team may also adjust portfolio holdings of the Fund as necessary between team meetings.

The portfolio manager members of the team managing the Fund and their work experience for the last five years are as follows:

AMY O'DONNELL has been primarily responsible for the day-to-day management of Capital Preservation since May, 1997. Ms. O'Donnell joined Benham Management Corporation ("BMC"), a predecessor to the Manager, in 1987 as a research analyst and was promoted to her current position in 1992.

DENISE TABACCO has co-managed Capital Preservation since January, 1996. Ms. Tabacco joined BMC in 1988, the Portfolio Department in 1991 and was promoted to her current position in 1995.

The activities of the Manager are subject only to direction of the Board of Trustees. Each series of the Trust (except Capital Preservation) pays the Manager a monthly investment advisory fee equal to its pro rata share of the dollar amount derived from applying the Trust's average daily net assets to an investment advisory fee schedule.


For the services provided to Capital Preservation, the Manager receives a monthly fee based on a percentage of the average net assets of the Fund. The annual rate at which this fee is assessed is determined monthly in a two-step process: First, a fee rate schedule is applied to the assets of all of the money market funds managed by the Manager (the "Investment Category Fee"). Second, a separate fee rate schedule is applied to the assets of all of the funds managed by the Manager (the "Complex Fee"). The Investment Category Fee and the Complex Fee are then added to determine the unified management fee payable by the Fund to the Manager. Currently the Investment Category Fee is an annual rate of 0.18% of the average net assets of the Fund. The Complex Fee is an annual rate of 0.30% of the average net assets of the Fund. Further information about the calculation of the annual management fee is contained in the Statement of Additional Information.


On the first business day of each month, the Fund pays a management fee to the Manager for the previous month at the specified rate. The fee for the previous month is calculated by multiplying the applicable fee for the Fund by the aggregate average daily closing value of the Fund's net assets during the previous month by a fraction, the numerator of which is the number of days in the previous month and the denominator of which is 365 (366 in leap years).

CODE OF ETHICS

The Fund and the Manager have adopted a Code of Ethics, which restricts personal investing practices by employees of the Manager and its affiliates. Among other provisions, the Code of Ethics requires that employees with access to information about the purchase or sale of securities in the Fund's portfolio obtain preclearance before executing personal trades. With respect to Portfolio Managers and other investment personnel, the Code of Ethics prohibits acquisition of securities in an initial public offering, as well as profits derived from the purchase and sale of the same security within 60 calendar days. These provisions are designed to ensure that the interests of the Fund shareholders come before the interests of the people who manage the Fund.

TRANSFER AND ADMINISTRATIVE SERVICES

American Century Services Corporation, 4500 Main Street, Kansas City, Missouri, 64111 acts as transfer agent and dividend-paying agent for the Fund. It provides facilities, equipment and personnel


16 Additional Information You Should Know           American Century Investments


to the Fund and is paid for such services by the Manager.

Certain recordkeeping and administrative services that would otherwise be performed by the transfer agent may be performed by an insurance company or other entity providing similar services for various retirement plans using shares of the Fund as a funding medium, by broker-dealers and financial advisors for their customers investing in shares of American Century or by sponsors of multi mutual fund no- or low-transaction fee programs. The Manager or an affiliate may enter into contracts to pay them for such recordkeeping and administrative services out of its management fee.

Although there is no sales charge levied by the Fund, transactions in shares of the Fund may be executed by brokers or investment advisors who charge a transaction-based fee or other fee for their services. Such charges may vary among broker-dealers and financial advisors, but in all cases will be retained by the broker-dealer or financial advisor and not remitted to the Fund or the Manager. You should be aware of the fact that these transactions may be made directly with American Century without incurring such fees.

From time to time, special services may be offered to shareholders who maintain higher share balances in our family of funds. These services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions, newsletters and a team of personal representatives. Any expenses associated with these special services will be paid by the Manager or its affiliates.

The Manager and the transfer agent are both wholly owned by American Century Companies, Inc. James E. Stowers Jr., Chairman of the Board of Directors of American Century Companies, Inc. owns a majority of its common stock.

DISTRIBUTION OF FUND SHARES

The Fund's shares are distributed by American Century Investment Services, Inc. (the "Distributor"), a registered broker-dealer and an affiliate of the Manager. The Manager pays all expenses for promoting and distributing the Fund's shares.

FURTHER INFORMATION ABOUT AMERICAN CENTURY

The Trust is an open-end management investment company. Its principal office of the Trust is American Century Tower, 4500 Main Street, P.O. Box 419200, Kansas City, Missouri 64141-6200. All inquiries may be made by mail to that address or by telephone to 1-800-345-2021 (international calls: 816-531-5575).

The Fund is an individual series of the Trust which issues shares with no par value. The assets belonging to each series of shares are held separately by the custodian and in effect each series is a separate fund.

Each share is entitled to one vote. Matters affecting only one series are voted upon only by that series.

Shares have non-cumulative voting rights, which means that the holders of more than 50% of the votes cast in an election of Trustees can elect all of the Trustees if they choose to do so, and in such event the holders of the remaining votes will not be able to elect any person or persons to the Board of Trustees.

Unless required by the Investment Company Act, it will not be necessary for the Trust to hold annual meetings of shareholders. As a result, shareholders may not vote each year on the election of Trustees or the appointment of auditors. However, pursuant to the Trust's by-laws, the holders of shares representing at least 10% of the votes entitled to be cast may request that the Trust hold a special meeting of shareholders. We will assist in the communication with other shareholders.

WE RESERVE THE RIGHT TO CHANGE ANY OF THE POLICIES, PRACTICES AND PROCEDURES DESCRIBED IN THIS PROSPECTUS, INCLUDING THE STATEMENT OF ADDITIONAL INFORMATION, WITHOUT SHAREHOLDER APPROVAL EXCEPT IN THOSE INSTANCES WHERE SHAREHOLDER APPROVAL IS EXPRESSLY REQUIRED.

THIS PROSPECTUS CONSTITUTES AN OFFER TO SELL SECURITIES OF THE FUND ONLY IN THOSE STATES WHERE THE FUND'S SHARES HAVE BEEN REGISTERED OR OTHERWISE QUALIFIED FOR SALE. THE FUND WILL NOT ACCEPT APPLICATIONS FROM PERSONS RESIDING IN STATES WHERE THE FUND'S SHARES ARE NOT REGISTERED.

Prospectus                            Additional Information You Should Know  17


                                      NOTES


18  Notes                                           American Century Investments


                                      NOTES


                                                                       Notes  19


                                      NOTES


20  Notes                                           American Century Investments


                                      NOTES


                                                                       Notes  21



P.O. Box 419200
Kansas City, Missouri
64141-6200

Investor Services:
1-800-345-2021 or 816-531-5575

Automated Information Line:
1-800-345-8765

Telecommunications Device for the Deaf:
1-800-634-4113 or 816-444-3485

Fax: 816-340-7962

Internet: www.americancentury.com

                            [american century logo]
                                    American
                                  Century(sm)

9708           [recycled logo]
SH-BKT-9296       Recycled

                       STATEMENT OF ADDITIONAL INFORMATION

                             [american century logo]
                                    American
                                  Century(sm)


                                 AUGUST 1, 1997



                                 BENHAM GROUP(R)


                              Capital Preservation
                                Government Agency
                               Short-Term Treasury
                           Intermediate-Term Treasury
                               Long-Term Treasury
                                    ARM Fund
                                    GNMA Fund
                           Inflation-Adjusted Treasury

[front cover]

                       STATEMENT OF ADDITIONAL INFORMATION


                                 AUGUST 1, 1997



                    AMERICAN CENTURY GOVERNMENT INCOME TRUST



This Statement is not a prospectus but should be read in conjunction with the Funds' current Prospectuses dated August 1, 1997. The Funds' annual reports for the fiscal year ended March 31, 1997, are incorporated herein by reference. Please retain this document for future reference. To obtain the Prospectus, call American Century Investments toll-free at 1-800-345-2021 (international calls:
816-531-5575), or write P.O. Box 419200, Kansas City, Missouri 64141-6200.



TABLE OF CONTENTS


Investment Policies and Techniques.............................. 2
Investment Restrictions......................................... 8
Portfolio Transactions...........................................9
Valuation of Portfolio Securities...............................10
Performance.....................................................10
Taxes...........................................................12
About the Trust.................................................13
Trustees and Officers...........................................14
Management......................................................15
Transfer and Administrative Services............................19
Distribution of Fund Shares.....................................19
Additional Purchase and Redemption Information..................20
Other Information...............................................21



NOTE: Throughout this document, Short-Term Treasury, Intermediate-Term Treasury, Long-Term Treasury, ARM Fund, GNMA Fund and Inflation-Adjusted Treasury are referred to collectively as the "Variable-Price Funds." Capital Preservation and Government Agency are referred to as the "Money Market Funds."



Statement of Additional Information                                           1


INVESTMENT POLICIES AND TECHNIQUES

The following pages provide a more detailed description of the securities and investment practices identified in the Prospectus. Unless otherwise noted, the policies described in this Statement of Additional Information are not fundamental and may be changed by the Board of Trustees.

REPURCHASE AGREEMENTS (VARIABLE-PRICE FUNDS)


In a repurchase agreement (a "repo"), a Fund buys a security at one price and simultaneously agrees to sell it back to the seller at an agreed upon price on a specified date (usually within seven days from the date of purchase) or on demand. The repurchase price exceeds the purchase price by an amount that reflects an agreed-upon rate of return and that is unrelated to the interest rate on the underlying security. Delay or losses could result if the other party to the agreement defaults or becomes bankrupt.

The Funds may engage in repurchase agreements collateralized by U.S. Treasury bills, notes, and bonds, or by mortgage-backed GNMA certificates, which are guaranteed by the Government National Mortgage Association and backed by the full faith and credit of the U.S. government.

Repos may involve risks not associated with direct investments in U.S. government debt securities. If the seller fails to complete the terms of the agreement, the Fund may experience delays in recovering its cash or incur costs in the disposal of securities it has purchased under the agreement. A Fund could also suffer a loss if the securities decline in value before they can be sold in the open market.

American Century Investment Management, Inc. (the "Manager") attempts to minimize the risks associated with repurchase agreements by adhering to written guidelines which govern repurchase agreements. These guidelines strictly govern
(i) the type of  securities  which may be  acquired  and held  under  repurchase agreements; (ii) collateral requirements for sellers under repurchase agreements; (iii) the amount of a Fund's net assets that may be committed to repurchase agreements that mature in more than seven days; and (iv) the manner in which the Fund must take delivery of securities subject to repurchase agreements. Moreover, the Board of Trustees reviews and approves, on a quarterly basis, the creditworthiness of brokers, dealers and banks with whom a Fund may enter into repurchase agreements. A Fund may enter into a repurchase agreement only with an entity that appears on a list of those which have been approved by the Board as sufficiently creditworthy.

The Funds have received  permission from the Securities and Exchange  Commission
(SEC) to participate in joint repurchase agreements collateralized by U.S. government securities with other mutual funds advised by the Manager or its affiliates. Joint repos are expected to increase the income a Fund can earn from repo transactions without increasing the risks associated with these transactions.

Under the Investment Company Act of 1940 (the "Investment Company Act"), repos are considered to be loans.


WHEN-ISSUED AND FORWARD COMMITMENT AGREEMENTS (ALL FUNDS)

The Funds may engage in securities transactions on a when-issued or forward commitment basis, in which the transaction price and yield are each fixed at the time the commitment is made, but payment and delivery occur at a future date (typically 15 to 45 days later).

When purchasing securities on a when-issued or forward commitment basis, each Fund assumes the rights and risks of ownership, including the risk of price and yield fluctuations. Although a Fund will make commitments to purchase or sell securities with the intention of actually receiving or delivering them, it may sell the securities before the settlement date if doing so is deemed advisable as a matter of investment strategy.


In purchasing securities on a when-issued or forward commitment basis, a Fund will establish and maintain until the settlement date a segregated account consisting of cash or appropriate liquid securities in an amount sufficient to meet the purchase price. When the time comes to pay for such securities, the Fund will meet its obligations with available cash, through the sale of securities, or, although it would not normally expect to do so, by selling the when-issued securities themselves (which may have a market value greater or less than the Fund's payment obligation). Selling securities to meet when-issued or forward commitment obligations may generate taxable capital gains or losses.


2                                                   American Century Investments

ROLL TRANSACTIONS (ALL FUNDS EXCEPT CAPITAL PRESERVATION)

A Fund may sell a security and at the same time make a commitment to purchase the same or a comparable security at a future date and specified price.
Conversely, a Fund may purchase a security and at the same time make a commitment to sell the same or a comparable security at a future date and specified price. These types of transactions are executed simultaneously in what are known as "dollar-rolls," "cash and carry," or financing transactions. For example, a broker-dealer may seek to purchase a particular security that a Fund owns. The Fund will sell that security to the broker-dealer and simultaneously enter into a forward commitment agreement to buy it back at a future date. This type of transaction generates income for the Fund if the dealer is willing to execute the transaction at a favorable price in order to acquire a specific security. As an operating policy, the Manager limits forward commitment transactions (including roll transactions) to 35% of a Fund's total assets and will not enter into when-issued or forward commitment transactions with settlement dates that exceed 120 days.


When engaging in roll transactions, the Fund will maintain until the settlement date a segregated account consisting of cash or appropriate liquid securities in an amount sufficient to meet the purchase price, as described above.


INTEREST RATE RESETS ON FLOATING-RATE U.S. GOVERNMENT AGENCY SECURITIES (ALL FUNDS EXCEPT CAPITAL PRESERVATION)

Interest rate resets on floating-rate U.S. government agency securities generally occur at intervals of one year or less in response to changes in a predetermined interest rate index. There are two main categories of indexes, those based on U.S. Treasury securities and those derived from a calculated measure, such as a cost of funds index. Commonly used indexes include the three-month, six-month, and one-year Treasury bill rate; the two-year Treasury note yield; the Eleventh District Federal Home Loan Bank Cost of Funds Index (EDCOFI); and the London Interbank Offered Rate (LIBOR). Fluctuations in the prices of floating-rate U.S. government agency securities are typically attributed to differences between the coupon rates on these securities and prevailing market interest rates between interest rate reset dates.

MASTER DEMAND NOTES (GOVERNMENT AGENCY ONLY)

Government Agency may acquire variable-rate master demand notes issued by U.S. government agencies such as the Student Loan Marketing Association. Master demand notes allow the Fund to lend money at varying rates of interest under direct agreements with borrowers. The Fund may adjust the amount of money loaned under a master demand note daily or weekly up to the full amount specified in the agreement, and the borrower may prepay up to the full amount of the loan without penalty. Master demand notes may or may not be backed by bank letters of credit. Although, as direct agreements between lenders and borrowers, there is no secondary market for master demand notes, these instruments are redeemable (immediately repayable by the borrower) at par plus accrued interest at any time.

SECURITIES LENDING (ALL FUNDS EXCEPT CAPITAL PRESERVATION AND INTERMEDIATE-TERM TREASURY)


The Manager has received approval from the Board of Trustees to engage in securities lending on behalf of the Funds. Such loans are made with the intention of allowing the Funds to earn additional income by lending its portfolio securities to banks and broker-dealers. If a borrower defaulted on a securities loan, the lending Fund could experience delays in recovering the securities it loaned; if the value of the loaned securities increased over the value of the collateral, the Fund could suffer a loss. To minimize the risk of default on securities loans, the Manager adheres to guidelines prescribed by the Board of Trustees governing lending of securities. These guidelines strictly govern (i) the type and amount of collateral that must be received by the Fund;
(ii) the circumstances under which additions to that collateral must be made by borrowers; (iii) the return received by the Fund on the loaned securities; (iv) the limitations on the percentage of Fund assets on loan; and (v) the credit standards applied in evaluating potential borrowers of portfolio securities. In addition, the guidelines require that the Fund have the option to terminate any loan of a portfolio security at any time


Statement of Additional Information                                            3


and set requirements for recovery of securities from borrowers.


MORTGAGE-BACKED SECURITIES (ARM FUND AND GNMA FUND)

BACKGROUND. A mortgage-backed security represents an ownership interest in a pool of mortgage loans. The loans are made by financial institutions to finance home and other real estate purchases. As the loans are repaid, investors receive payments of both interest and principal.

Like fixed-income securities such as U.S. Treasury bonds, mortgage-backed securities pay a stated rate of interest over the life of the security. However, unlike a bond, which returns principal to the investor in one lump sum at maturity, mortgage-backed securities return principal to the investor in increments over the life of the security.

Because the timing and speed of principal repayments vary, the cash flow on mortgage securities is irregular. If mortgage holders sell their homes, refinance their loans, prepay their mortgages, or default on their loans, the principal is distributed pro rata to investors.

As with other fixed-income securities, the prices of mortgage securities fluctuate in response to changing interest rates; when interest rates fall, the prices of mortgage securities rise, and vice versa. Changing interest rates have additional significance for mortgage-backed securities investors, however, because they influence prepayment rates (the rates at which mortgage holders prepay their mortgages), which in turn affect the yields on mortgage-backed securities. When interest rates decline, prepayment rates generally increase. Mortgage holders take advantage of the opportunity to refinance their mortgages at lower rates with lower monthly payments. When interest rates rise, mortgage holders are less inclined to refinance their mortgages. The effect of prepayment activity on yield depends on whether the mortgage-backed security was purchased at a premium or at a discount.

A Fund may get back principal sooner than it expected because of accelerated prepayments. Under these circumstances, the Fund might have to reinvest returned principal at rates lower than it would have earned if principal payments were made on schedule. Conversely, a mortgage-backed security may exceed its anticipated life if prepayment rates decelerate unexpectedly. Under these circumstances, a Fund might miss an opportunity to earn interest at higher prevailing rates.

GINNIE MAE CERTIFICATES. The Government National Mortgage Association (GNMA or Ginnie Mae) is a wholly owned corporate instrumentality of the United States within the Department of Housing and Urban Development. The National Housing Act of 1934 (Housing Act), as amended, authorizes Ginnie Mae to guarantee the timely payment of interest and repayment of principal on certificates that are backed by a pool of mortgage loans insured by the Federal Housing Administration under the Housing Act, or by Title V of the Housing Act of 1949 (FHA Loans), or guaranteed by the Veterans' Administration under the Servicemen's Readjustment Act of 1944 (VA Loans), as amended, or by pools of other eligible mortgage loans. The Housing Act provides that the full faith and credit of the U.S. government is pledged to the payment of all amounts that may be required to be paid under any guarantee. Ginnie Mae has unlimited authority to borrow from the U.S. Treasury in order to meet its obligations under this guarantee.

Ginnie Mae certificates represent a pro rata interest in one or more pools of the following types of mortgage loans: (a) fixed-rate level payment mortgage loans; (b) fixed-rate graduated payment mortgage loans (GPMs); (c) fixed-rate growing equity mortgage loans (GEMs); (d) fixed-rate mortgage loans secured by manufactured (mobile) homes (MHs); (e) mortgage loans on multifamily residential properties under construction (CLCs); (f) mortgage loans on completed multifamily projects (PLCs); (g) fixed-rate mortgage loans that use escrowed funds to reduce the borrower's monthly payments during the early years of the mortgage loans (buydown mortgage loans); and (h) mortgage loans that provide for payment adjustments based on periodic changes in interest rates or in other payment terms of the mortgage loans.

FANNIE MAE CERTIFICATES. The Federal National Mortgage Association (FNMA or Fannie Mae) is a federally chartered and privately owned corporation established under the Federal National Mortgage Association Charter Act. Fannie Mae was originally established in 1938 as a U.S. government agency designed to provide supplemental liquidity to the

4                                                   American Century Investments

mortgage market and was reorganized as a stockholder-owned and privately managed corporation by legislation enacted in 1968. Fannie Mae acquires capital from investors who would not ordinarily invest in mortgage loans directly and thereby expands the total amount of funds available for housing. This money is used to buy home mortgage loans from local lenders, replenishing the supply of capital available for mortgage lending.

Fannie Mae certificates represent a pro rata interest in one or more pools of FHA Loans, VA Loans, or, most commonly, conventional mortgage loans (i.e., mortgage loans that are not insured or guaranteed by a governmental agency) of the following types: (a) fixed-rate level payment mortgage loans; (b) fixed-rate growing equity mortgage loans; (c) fixed-rate graduated payment mortgage loans;
(d) adjustable-rate mortgage loans; and (e) fixed-rate mortgage loans secured by multifamily projects.

Fannie Mae certificates entitle the registered holder to receive amounts representing a pro rata interest in scheduled principal and interest payments (at the certificate's pass-through rate, which is net of any servicing and guarantee fees on the underlying mortgage loans), any principal prepayments, and a proportionate interest in the full principal amount of any foreclosed or otherwise liquidated mortgage loan. The full and timely payment of interest and repayment of principal on each Fannie Mae certificate is guaranteed by Fannie Mae; this guarantee is not backed by the full faith and credit of the U.S. government.

FREDDIE MAC CERTIFICATES. The Federal Home Loan Mortgage Corporation (FHLMC or Freddie Mac) is a corporate instrumentality of the United States created pursuant to the Emergency Home Finance Act of 1970 (FHLMC Act), as amended. Freddie Mac was established primarily for the purpose of increasing the availability of mortgage credit. Its principal activity consists of purchasing first-lien conventional residential mortgage loans (and participation interests in such mortgage loans) and reselling these loans in the form of mortgage-backed securities, primarily Freddie Mac certificates.

Freddie Mac certificates represent a pro rata interest in a group of mortgage loans (a Freddie Mac certificate group) purchased by Freddie Mac. The mortgage loans underlying Freddie Mac certificates consist of fixed- or adjustable-rate mortgage loans with original terms to maturity of between ten and thirty years, substantially all of which are secured by first-liens on one- to four-family residential properties or multifamily projects. Each mortgage loan must meet standards set forth in the FHLMC Act. A Freddie Mac certificate group may include whole loans, participation interests in whole loans, undivided interests in whole loans, and participations composing another Freddie Mac certificate group.

Freddie Mac guarantees to each registered holder of a Freddie Mac certificate the timely payment of interest at the rate provided for by the certificate. Freddie Mac also guarantees ultimate collection of all principal on the related mortgage loans, without any offset or deduction, but generally does not guarantee the timely repayment of principal. Freddie Mac may remit principal at any time after default on an underlying mortgage loan, but no later than 30 days following (a) foreclosure sale, (b) payment of a claim by any mortgage insurer, or (c) the expiration of any right of redemption, whichever occurs later, and in any event no later than one year after demand has been made upon the mortgager for accelerated payment of principal. Obligations guaranteed by Freddie Mac are not backed by the full faith and credit of the U.S. government.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS). A CMO is a multiclass bond backed by a pool of mortgage pass-through certificates or mortgage loans. CMO's may be collateralized by (a) Ginnie Mae, Fannie Mae, or Freddie Mac pass-through certificates, (b) unsecuritized mortgage loans insured by the Federal Housing Administration or guaranteed by the Department of Veterans' Affairs, (c) unsecuritized conventional mortgages, or (d) any combination thereof.

In structuring a CMO, an issuer distributes cash flow from the underlying collateral over a series of classes called "tranches." Each CMO is a set of two or more tranches, with average lives and cash flow patterns designed to meet specific investment objectives. The average life expectancies of the different tranches in a four-part deal, for example, might be two, five, seven, and twenty years.

As payments on the underlying mortgage loans are collected, the CMO issuer pays the coupon rate of

Statement of Additional Information                                            5

interest to the bondholders in each tranche. At the outset, scheduled and unscheduled principal payments go to investors in the first tranches. Investors in later tranches do not begin receiving principal payments until the prior tranches are paid off. This basic type of CMO is known as a "sequential pay" or "plain vanilla" CMO.

Some CMOs are structured so that the prepayment or market risks are transferred from one tranche to another. Prepayment stability is improved in some tranches if other tranches absorb more prepayment variability.

The final tranche of a CMO often takes the form of a Z-bond, also known as an "accrual bond" or "accretion bond." Holders of these securities receive no cash until the earlier tranches are paid in full. During the period that the other tranches are outstanding, periodic interest payments are added to the initial face amount of the Z-bond but are not paid to investors. When the prior tranches are retired, the Z-bond receives coupon payments on its higher principal balance plus any principal prepayments from the underlying mortgage loans. The existence of a Z-bond tranche helps stabilize cash flow patterns in the other tranches. In a changing interest rate environment, however, the value of the Z-bond tends to be more volatile.

As CMOs have evolved, some classes of CMO bonds have become more prevalent. The planned amortization class (PAC) and targeted amortization class (TAC), for example, were designed to reduce prepayment risk by establishing a sinking-fund structure. PAC and TAC bonds assure to varying degrees that investors will receive payments over a predetermined period under various prepayment scenarios. Although PAC and TAC bonds are similar, PAC bonds are better able to provide stable cash flows under various prepayment scenarios than TAC bonds because of the order in which these tranches are paid.

The existence of a PAC or TAC tranche can create higher levels of risk for other tranches in the CMO because the stability of the PAC or TAC tranche is achieved by creating at least one other tranche-known as a companion bond, support, or non-PAC bond--that absorbs the variability of principal cash flows. Because companion bonds have a high degree of average life variability, they generally pay a higher yield. A TAC bond can have some of the prepayment variability of a companion bond if there is also a PAC bond in the CMO issue.

Floating-rate CMO tranches (floaters) pay a variable rate of interest that is usually tied to the London Interbank Offered Rate (LIBOR). Institutional investors with short-term liabilities, such as commercial banks, often find floating-rate CMOs attractive investments. "Super floaters" (which float a certain percentage above LIBOR) and "inverse floaters" (which float inversely to LIBOR) are variations on the floater structure that have highly variable cash flows.

STRIPPED MORTGAGE-BACKED SECURITIES (ARM FUND ONLY). Stripped mortgage securities are created by segregating the cash flows from underlying mortgage loans or mortgage securities to create two or more new securities, each with a specified percentage of the underlying security's principal or interest payments. Mortgage securities may be partially stripped so that each investor class receives some interest and some principal. When securities are completely stripped, however, all of the interest is distributed to holders of one type of security, known as an interest-only security, or IO, and all of the principal is distributed to holders of another type of security known as a principal-only security, or PO. Strips can be created in a pass-through structure or as tranches of a CMO.

The market values of IOs and POs are very sensitive to interest rate and prepayment rate fluctuations. POs, for example, increase (or decrease) in value as interest rates decline (or rise). The price behavior of these securities also depends on whether the mortgage collateral was purchased at a premium or discount to its par value. Prepayments on discount coupon POs generally are much lower than prepayments on premium coupon POs. IOs may be used to hedge a Fund's other investments because prepayments cause the value of an IO strip to move in the opposite direction from other mortgage-backed securities.

ADJUSTABLE-RATE MORTGAGE LOANS (ARMS). ARMs eligible for inclusion in a mortgage pool will generally provide for a fixed initial mortgage interest rate for a specified period of time, generally for either the first three, six, twelve, thirteen, thirty-six, or sixty scheduled monthly payments. Thereafter, the interest rates are subject to periodic adjustment based on changes in an index.

6                                                   American Century Investments

ARMs have minimum and maximum rates beyond which the mortgage interest rate may not vary over the lifetime of the loan. Certain ARMs provide for additional limitations on the maximum amount by which the mortgage interest rate may adjust for any single adjustment period. Negatively amortizing ARMs may provide limitations on changes in the required monthly payment. Limitations on monthly payments can result in monthly payments that are greater or less than the amount necessary to amortize a negatively amortizing ARM by its maturity at the interest rate in effect during any particular month.

There are two types of indexes that provide the basis for ARM rate adjustments: those based on market rates and those based on a calculated measure, such as a cost of funds index or a moving average of mortgage rates. Commonly utilized indexes include the one-year, three-year, and five-year constant maturity U.S. Treasury rates (as reported by the Federal Reserve Board); the three-month
Treasury bill rate; the 180-day Treasury bill rate; rates on longer-term Treasury securities; the Eleventh District Federal Home Loan Bank Cost of Funds Index (EDCOFI); the National Median Cost of Funds Index; the one-month, three-month, six-month, or one-year London Interbank Offered Rate (LIBOR); or six-month CD rates. Some indexes, such as the one-year constant maturity Treasury rate or three-month LIBOR, are highly correlated with changes in market interest rates. Other indexes, such as the EDCOFI, tend to lag behind changes in market rates and be somewhat less volatile over short periods of time.

The EDCOFI reflects the monthly weighted average cost of funds of savings and loan associations and savings banks whose home offices are located in Arizona, California, and Nevada (the Federal Home Loan Bank Eleventh District) and who are member institutions of the Federal Home Loan Bank of San Francisco (the FHLB of San Francisco), as computed from statistics tabulated and published by the FHLB of San Francisco. The FHLB of San Francisco normally announces the Cost of Funds Index on the last working day of the month following the month in which the cost of funds was incurred.

One-year and three-year Constant Maturity Treasury (CMT) rates are calculated by the Federal Reserve Bank of New York, based on daily closing bid yields on actively traded Treasury securities submitted by five leading broker-dealers. The median bid yields are used to construct a daily yield curve.

The National Median Cost of Funds Index, similar to the EDCOFI, is calculated monthly by the Federal Home Loan Bank Board (FHLBB) and represents the average monthly interest expenses on liabilities of member institutions. A median, rather than an arithmetic mean, is used to reduce the effect of extreme numbers.

The London Interbank Offered Rate Index (LIBOR) is the rate at which banks in London offer Eurodollars in trades between banks. LIBOR has become a key rate in the U.S. domestic money market because it is perceived to reflect the true global cost of money.

The Manager may invest in ARMs whose periodic interest rate adjustments are based on new indexes as these indexes become available.

ZERO-COUPON   SECURITIES  (SHORT-TERM  TREASURY,   INTERMEDIATE-TERM   TREASURY,
LONG-TERM TREASURY AND INFLATION-ADJUSTED TREASURY)

Zero-coupon U.S. Treasury securities are the unmatured interest coupons and underlying principal portions of U.S. Treasury notes and bonds. Originally, these securities were created by broker-dealers who bought Treasury notes and bonds and deposited these securities with a custodian bank. The broker-dealers then sold receipts representing ownership interests in the coupons or principal portions of the notes and bonds. Some examples of zero-coupon securities sold through custodial receipt programs are CATS (Certificates of Accrual on Treasury Securities), TIGRs (Treasury Investment Growth Receipts), and generic TRs (Treasury Receipts).

The U.S. Treasury subsequently introduced a program called Separate Trading of Registered Interest and Principal of Securities (STRIPS). In this program, eligible securities may be presented to the U.S. Treasury and exchanged for their component parts, which are then traded in book-entry form. (Book-entry trading eliminated the bank credit risks associated with broker-dealer sponsored custodial receipt programs.) STRIPS are direct obligations of the U.S. government and have the same credit risks as other U.S. Treasury securities.

Statement of Additional Information                                            7

Principal and interest on bonds issued by the Resolution Funding Corporation (REFCORP) have also been separated and issued as stripped securities. The U.S. government and its agencies may issue securities in zero-coupon form. These securities are referred to as "original issue zero-coupon securities."


OTHER INVESTMENT COMPANIES


Each Fund may invest in securities issued by open and closed-end investment companies which are consistent with its investment objective and policies. Such purchases will be made in the open market where no commission or profit to a sponsor or dealer results from the purchase other than the customary brokers' commissions. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the management fee that the Fund bears directly in connection with its own operations.

INVESTMENT RESTRICTIONS


The Funds' investment restrictions are set forth below. These investment restrictions are fundamental and may not be changed without approval of "a majority of the outstanding votes of shareholders" of a Fund, as determined in accordance with the Investment Company Act.

AS A FUNDAMENTAL POLICY, EACH FUND SHALL NOT:

1) issue senior securities, except as permitted under the Investment Company Act of 1940.

2) borrow money, except that the Fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 331/3% of the Fund's total assets (including the amount borrowed) less liabilities (other than borrowings).

3) lend any security or make any other loan if, as a result, more than 331/3% of the Fund's total assets would be lent to other parties, except, (i) through the purchase of debt securities in accordance with its investment objective, policies and limitations, or (ii) by engaging in repurchase agreements with respect to portfolio securities.

4) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This policy shall not prevent the Fund from investment in securities or other instruments backed by real estate or securities of companies that deal in real estate or are engaged in the real estate business.

5) concentrate its investments in securities of issuers in a particular industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities).

6) act as an underwriter of securities issued by others, except to the extent that the Fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities.

7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments; provided that this limitation shall not prohibit the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities.

8) invest for purposes of exercising control over management. In addition, the Funds are subject to the following additional investment restrictions which are not fundamental and may be changed by the Board of Trustees.

AS AN OPERATING POLICY, EACH FUND:

a) shall not purchase additional investment securities at any time during which outstanding borrowings exceed 5% of the total assets of the Fund.

b) shall not purchase any securities which would cause 25% or more of the value of the Fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (i) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions and repurchase agreements secured by

8                                                   American Century Investments

such instruments, (ii) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents, (iii) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry, and
(iv) personal credit and business credit businesses will be considered separate industries.

c) [Money Market Funds only] shall not purchase or sell futures contracts or call options. This limitation does not apply to options attached to, or acquired or traded together with, their underlying securities, and does not apply to securities that incorporate features similar to options or futures contracts.

d) shall not purchase any security or enter into a repurchase agreement if, as a result, more than 15% of its net assets (10% for the Money Market Funds) would be invested in repurchase agreements not entitling the holder to payment of principal and interest within seven days and in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market.

e) shall not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

f) shall not purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

For purposes of the investment restriction (5), relating to concentration, a Fund shall not purchase any securities which would cause 25% or more of the value of the Fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (i) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions and repurchase agreements secured by such instruments, (ii) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents,
(iii) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry, and (iv) personal credit and business credit businesses will be considered separate industries.

PORTFOLIO TRANSACTIONS

Each Fund's assets are invested by the Manager in a manner consistent with the Fund's investment objectives, policies, and restrictions, and with any instructions the Board of Trustees may issue from time to time. Within this framework, the Manager is responsible for making all determinations as to the purchase and sale of portfolio securities and for taking all steps necessary to implement securities transactions on behalf of the Funds.

In placing orders for the purchase and sale of portfolio securities, the Manager will use its best efforts to obtain the best possible price and execution and will otherwise place orders with broker-dealers subject to and in accordance with any instructions the Board of Trustees may issue from time to time. The Manager will select broker-dealers to execute portfolio transactions on behalf of the Funds solely on the basis of best price and execution.

U.S. government securities generally are traded in the over-the-counter market through broker-dealers. A broker-dealer is a securities firm or bank that makes a market for securities by offering to buy at one price and sell at a slightly higher price. The difference between the prices is known as a spread.

On behalf of the Funds, the Manager transacts in round lots ($100,000 to $10 million or more) whenever possible. Since commissions are not charged for round-lot transactions of U.S. Treasury securities, the Funds' transaction costs consist solely of custodian charges and dealer mark-ups. Each Fund may hold its portfolio securities to maturity or sell or swap them

Statement of Additional Information                                            9


for others, depending upon the level and slope of, and anticipated changes in, the yield curve. The Funds paid no brokerage commissions during the fiscal year ended March 31, 1997.

The portfolio turnover rates for each of the Variable-Price Funds appear in the Financial Highlights appearing in the Prospectus.


VALUATION OF PORTFOLIO SECURITIES


Each Fund's net asset value per share ("NAV") is calculated as of the close of business of the New York Stock Exchange (the "Exchange"), usually at 3:00 p.m. Central time each day the Exchange is open for business. The Exchange has designated the following holiday closings for 1997: New Year's Day (observed), Martin Luther King Jr. Day, Presidents` Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas (observed). Although the Funds expect the same holiday schedule to be observed in the future, the Exchange may modify its holiday schedule at any time.


Each Fund's share price is calculated by adding the value of all portfolio securities and other assets, deducting liabilities, and dividing the result by the number of shares outstanding. Expenses and interest on portfolio securities are accrued daily.

Securities held by the Money Market Funds are valued on the basis of amortized cost. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium paid at the time of purchase. Although this method provides certainty in valuation, it generally disregards the effect of fluctuating interest rates on an instrument's market value. Consequently, the instrument's amortized cost value may be higher or lower than its market value, and this discrepancy may be reflected in a Fund's yield. During periods of declining interest rates, for example, the daily yield on Fund shares computed as described above may be higher than that of a fund with identical investments priced at market value. The converse would apply in a period of rising interest rates.


The Money Market Funds each operate pursuant to Investment Company Act Rule 2a-7, which permits valuation of portfolio securities on the basis of amortized cost. As required by the Rule, the Board of Trustees has adopted procedures designed to stabilize, to the extent reasonably possible, each Money Market Fund's price per share as computed for the purposes of sales and redemptions at $1.00. While the day-to-day operation of each Money Market Fund has been delegated to the Manager, the quality requirements established by the procedures limit investments to certain instruments that the Board of Trustees has determined present minimal credit risks and that have been rated in one of the two highest rating categories as determined by a nationally recognized statistical rating organization or, in the case of unrated securities, of comparable quality. The procedures require review of each Money Market Fund's portfolio holdings at such intervals as are reasonable in light of current market conditions to determine whether the Money Market Fund's net asset value calculated by using available market quotations deviates form the per-share value based on amortized cost. The procedures also prescribe the action to be taken if such deviation should occur.


Most securities held by the Variable-Price Funds are valued at current market value as provided by an independent pricing service. Other securities are priced at fair value as determined in good faith pursuant to guidelines established by the Funds' Board of Trustees.

PERFORMANCE

A Fund may quote performance in various ways. Historical performance information will be used in advertising and sales literature and is not indicative of future results. A Fund's share price, yield and return will vary with changing market conditions.

For the MONEY MARKET FUNDS, yield quotations are based on the change in the value of a hypothetical investment (excluding realized gains and losses from the sale of securities and unrealized appreciation and depreciation of securities) over a seven-day period (base period) and stated as a percentage of the investment at the start of the base period (base-period return). The base-period return is then annualized by multiplying it by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent.

Calculations of effective yield begin with the same base-period return used to calculate yield, but the

10                                                  American Century Investments

return is then annualized to reflect weekly compounding according to the following formula:

Effective Yield = [(Base-Period Return + 1)365/7] - 1


Each Money Market Fund's yield for the seven-day period ended March 31, 1997, is indicated in the following table.

                           7-Day      7-Day Effective
Fund                       Yield            Yield
-----------------------------------------------------------
Capital Preservation       4.73%            4.84%
Government Agency          4.82             4.94
-----------------------------------------------------------


For the VARIABLE-PRICE FUNDS, yield quotations are based on the investment income per share earned during a particular 30-day period, less expenses accrued during the period (net investment income), and are computed by dividing the Fund's net investment income by its share price on the last day of the period, according to the following formula:

YIELD = 2 [(a - b + 1)6 - 1]
            -----
             cd

where a = dividends and interest earned during the period, b = expenses accrued for the period (net of reimbursements), c = the average daily number of shares outstanding during the period that were entitled to receive dividends, and d = the maximum offering price per share on the last day of the period.


Each Variable-Price Fund's yield for the 30-day period ended March 31, 1997, is indicated in the following table.

Fund                                  30-day Yield
-----------------------------------------------------------
Short-Term Treasury                      5.64%
Intermediate-Term Treasury               6.27
Long-Term Treasury                       6.65
ARM Fund                                 5.94
GNMA Fund                                6.92
Inflation-Adjusted Treasury              6.22
-----------------------------------------------------------


Total returns quoted in advertising and sales literature reflect all aspects of a Fund's return, including the effect of reinvesting dividends and capital gain distributions and any change in the Fund's NAV during the period.

Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment in a Fund over a stated period and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant throughout the period. For example, a cumulative return of 100% over 10 years would produce an average annual total return of 7.18%, which is the steady annual rate that would result in 100% growth on a compounded basis in 10 years. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that the Funds' performance is not constant over time, but changes from year to year, and that average annual returns represent averaged figures as opposed to actual year-to-year performance.


The Funds' average annual returns for the one-year, five-year, ten-year, and life-of-fund periods ended March 31, 1997, are indicated in the following table.

                              Average Annual Total Returns
--------------------------------------------------------------------------------
                                                                    Life-of-
Fund                      One-Year     Five-Years     Ten-Years       Fund
--------------------------------------------------------------------------------
Capital Preservation1       4.82%         3.99%         5.33%         5.33%
Government Agency2          4.89          4.09           N/A          4.96
Short-Term Treasury3        4.62           N/A           N/A          4.41
Intermediate-Term
   Treasury4                4.05          5.97          6.60          8.68
Long-Term Treasury3         2.65           N/A           N/A          6.23
ARM Fund5                   6.17          4.54           N/A          4.90
GNMA Fund6                  5.84          6.75          8.14          8.72
Inflation-Adjusted
   Treasury7                 N/A           N/A           N/A         (1.98)
--------------------------------------------------------------------------------
1 Commenced operations on October 13, 1972.
2 Commenced operations on December 5, 1989.
3 Commenced operations on September 8, 1992.
4 Commenced operations on May 16, 1980.
5 Commenced operations on September 3, 1991.
6 Commenced operations on September 23, 1985.
7 Commenced operations on February 10, 1997.


In addition to average annual total returns, each Fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount and may be calculated for a

Statement of Additional Information                                           11

single investment, a series of investments, or a series of redemptions over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) to illustrate the relationship of these factors and their contributions to total return. Performance information may be quoted numerically or in a table, graph, or similar illustration.

The Funds' performance may be compared with the performance of other mutual funds tracked by mutual fund rating services or with other indexes of market performance. This may include comparisons with funds that, unlike American Century funds, are sold with a sales charge or deferred sales charge. Sources of economic data that may be used for such comparisons may include, but are not limited to, U.S. Treasury bill, note, and bond yields, money market fund yields, U.S. government debt and percentage held by foreigners, the U.S. money supply, net free reserves, and yields on current-coupon GNMAs (source: Board of Governors of the Federal Reserve System); the federal funds and discount rates (source: Federal Reserve Bank of New York); yield curves for U.S. Treasury securities and AA/AAA-rated corporate securities (source: Bloomberg Financial Markets); yield curves for AAA-rated tax-free municipal securities (source:
Telerate); yield curves for foreign government securities (sources: Bloomberg Financial Markets and Data Resources, Inc.); total returns on foreign bonds (source: J.P. Morgan Securities Inc.); various U.S. and foreign government reports; the junk bond market (source: Data Resources, Inc.); the CRB Futures Index (source: Commodity Index Report); the price of gold (sources: London a.m./p.m. fixing and New York Comex Spot Price); rankings of any mutual fund or mutual fund category tracked by Lipper Analytical Services, Inc. or Morningstar, Inc.; mutual fund rankings published in major nationally distributed periodicals; data provided by the Investment Company Institute; Ibbotson Associates, Stocks, Bonds, Bills, and Inflation; major indexes of stock market performance; and indexes and historical data supplied by major securities brokerage or investment advisory firms. The Funds may also utilize reprints from newspapers and magazines furnished by third parties to illustrate historical performance.

The Funds' shares are sold without a sales charge (or load). No-load funds offer an advantage to investors when compared to load funds with comparable investment objectives and strategies.

TAXES

FEDERAL INCOME TAX

Each Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). By so qualifying, each Fund will not incur federal or state income taxes on its net investment income and on its net realized capital gains to the extent distributed as dividends to shareholders.

Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax at the Fund level. To avoid the tax, a Fund must distribute during each calendar year an amount equal to the sum of (a) at least 98% if its ordinary income (not taking into account any capital gains or losses) for the calendar year, (b) at least 98% of its capital gains in excess of capital losses (adjusted for certain ordinary losses) for a one-year period generally ending on October 31st of the calendar year, and (c) all ordinary income and capital gains for previous years that were not distributed during such years.

Under the Code, dividends derived from interest, and any short-term capital gains, are federally taxable to shareholders as ordinary income, regardless of whether such dividends are taken in cash or reinvested in additional shares. Distributions made from a Fund's net realized long-term capital gains (if any) and designated as capital gain dividends are taxable to shareholders as long-term capital gains, regardless of the length of time shares are held. Corporate investors are not eligible for the dividends-received deduction with respect to distributions from the Funds. A distribution will be treated as paid on December 31st of a calendar year if it is declared by a Fund in October, November or December of the year with a record date in such a month and paid by the Fund during January of the following year. Such distributions will be taxable to shareholders in the calendar year the distributions are declared, rather than the calendar year in which the distributions are received.

12                                                  American Century Investments

Upon redeeming, selling, or exchanging shares of a Variable-Price Fund, a shareholder will realize a taxable gain or loss depending upon his or her basis in the shares liquidated. The gain or loss generally will be long-term or short-term depending on the length of time the shares were held. However, a loss recognized by a shareholder in the disposition of shares on which capital gain dividends were paid (or deemed paid) before the shareholder had held his or her shares for more than six months would be treated as a long-term capital loss for tax purposes to the extent of capital gain dividends paid (or deemed paid).

The Funds may invest in obligations issued at a discount. In that case, a portion of the discount element generally is included in the Fund's investment company taxable income in each taxable period in which the obligation is held. Such amounts are subject to the Fund's tax-related distribution requirements even if not received by the Fund in cash in that period.


Dividends paid by Capital Preservation, Government Agency, Short-Term Treasury, Intermediate-Term Treasury, Long-Term Treasury and Inflation-Adjusted Treasury are exempt from state personal income taxes in all states to the extent these Funds derive their income from debt securities of the U.S. government, whose interest payments are state tax-exempt.


The information above is only a summary of some of the tax considerations generally affecting the Funds and their shareholders. No attempt has been made to discuss individual tax consequences. The Funds' distributions may also be subject to state, local, or foreign taxes. To determine whether a Fund is a suitable investment based on his or her tax situation, a prospective investor may wish to consult a tax advisor.

ABOUT THE TRUST

American Century Government Income Trust (the "Trust"), formerly known as Benham Government Income Trust, is a registered open-end management investment company that was organized as a Massachusetts business trust on July 24, 1985. Currently, there are eight series of the Trust as follows: American Century - Benham Capital Preservation Fund, American Century - Benham Government Agency Money Market Fund (formerly known as Benham Government Agency Fund), American Century - Benham Short-Term Treasury Fund (formerly known as Benham Short-Term Treasury and Agency Fund), American Century - Benham Intermediate-Term Treasury Fund (formerly known as Benham Treasury Note Fund), American Century - Benham Long-Term Treasury Fund (formerly known as Benham Long-Term Treasury and Agency
Fund), American Century - Benham Adjustable Rate Government Securities Fund (formerly known as Benham Adjustable Rate Government Securities Fund), American Century - Benham GNMA Fund (formerly known as Benham GNMA Income Fund), and American Century - Benham Inflation-Adjusted Treasury Fund. The Board of Trustees may create additional series from time to time.

The Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest without par value, which may be issued in series (funds). Shares issued are fully paid and nonassessable when issued and have no preemptive, conversion, or similar rights.

Each series votes separately on matters affecting that series exclusively. Voting rights are not cumulative, so that investors holding more than 50% of the Trust's (i.e., all series') outstanding shares may elect a Board of Trustees. The Trust has instituted dollar-based voting, meaning that the number of votes you are entitled to is based upon the dollar value of your investment. The election of Trustees is determined by the votes received from all Trust shareholders, without regard to whether a majority of shareholders of any one series voted in favor of a particular nominee or all nominees as a group. Each shareholder has equal rights to dividends and distributions declared by the Fund and to the net assets of such Fund upon its liquidation or dissolution proportionate to his or her share ownership interest in the Fund. Shares of each series have equal voting rights, although each series votes separately on matters affecting that series exclusively.

Shareholders   of  a   Massachusetts   business   trust  could,   under  certain
circumstances, be held personally liable for its obligations. However, the Declaration

Statement of Additional Information                                           13

of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust. The Declaration of Trust also provides for indemnification and reimbursement of expenses of any shareholder held personally liable for obligations of the Trust. The Declaration of Trust provides that the Trust will, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. The Declaration of Trust further provides that the Trust may maintain appropriate insurance (for example, fidelity, bonding, and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers, employees, and agents to cover possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss because of shareholder liability is limited to circumstances in which both inadequate insurance exists and the Trust is unable to meet its obligations.

CUSTODIAN BANKS: Chase Manhattan Bank, 4 Chase Metrotech Center, Brooklyn, New York 11245 and Commerce Bank, N.A., 1000 Walnut, Kansas City, Missouri 64106, serve as custodians of the Funds' assets. Services provided by the custodian banks include (a) settling portfolio purchases and sales, (b) reporting failed trades, (c) identifying and collecting portfolio income, and (d) providing safekeeping of securities. The custodians take no part in determining the Funds' investment policies or in determining which securities are sold or purchased by the Fund.


INDEPENDENT AUDITORS: KPMG Peat Marwick LLP, 1000 Walnut, Suite 1600, Kansas City, Missouri 64106, serves as the Trust's independent auditors and audits the annual financial statements.


For the current fiscal year, which started on April 1, 1997, the Trustees of the Funds have selected Coopers & Lybrand LLP to serve as independent auditors of the Funds. The address of Coopers & Lybrand LLP is City Center Square, 1100 Main Street, Suite 900, Kansas City, Missouri 64105-2140.

TRUSTEES AND OFFICERS


The Trust's activities are overseen by a Board of Trustees, including six independent Trustees. The individuals listed below whose names are marked by an asterisk (*) are "interested persons" of the Trust (as defined in the Investment Company Act) by virtue of, among other considerations, their affiliation with either the Trust; the Trust's Manager, American Century Investment Management, Inc. (ACIM); the Trust's agent for transfer and administrative services, American Century Services Corporation (ACS); the Trust's distribution agent, American Century Investment Services, Inc. (ACIS); their parent corporation, American Century Companies, Inc. (ACC) or ACC's subsidiaries; or other funds advised by the Manager. Each Trustee listed below serves as Trustee or Director of other funds advised by the Manager.

Unless otherwise noted, dates in parentheses indicate the dates the Trustee or officer began his or her service in a particular capacity. The Trustees' and officers' address with the exception of Mr. Stowers and Ms. Roepke is 1665 Charleston Road, Mountain View, California 94043. The address of Mr. Stowers and Ms. Roepke is American Century Tower, 4500 Main Street, Kansas City, Missouri 64111.


TRUSTEES

*JAMES M. BENHAM, Chairman of the Board of Trustees (1985), President and Chief Executive Officer (1996). Mr. Benham is also President and Chairman of the Board of the Manager (1971), and a member of the Board of Governors of the Investment Company Institute (1988). Mr. Benham has been in the securities business since 1963, and he frequently comments through the media on economic conditions, investment strategies, and the securities markets.

ALBERT A. EISENSTAT, independent Trustee (1995). Mr. Eisenstat is an independent Director of each of Commercial Metals Co. (1982), Sungard Data Systems (1991) and Business Objects S/A (1994). Previously, he served as Vice President of Corporate Development and Corporate Secretary of Apple Computer and served on its Board of Directors (1985 to 1993).

RONALD J. GILSON, independent Trustee (1995); Mr. Gilson is Charles J. Meyers Professor of Law and Business at Stanford Law School (1979) and the Mark and Eva Stern Professor of Law and Business at Columbia University School of Law (1992); counsel to Marron, Reid & Sheehy (a San Francisco law firm, 1984).

14                                                  American Century Investments

MYRON S. SCHOLES,  independent  Trustee  (1985).  Mr.  Scholes is a principal of
Long-Term Capital Management (1993). He is also Frank E. Buck Professor of Finance at the Stanford Graduate School of Business (1983) and a Director of Dimensional Fund Advisors (1982) and the Smith Breeden Family of Funds (1992). From August 1991 to June 1993, Mr. Scholes was a Managing Director of Salomon Brothers Inc. (securities brokerage).

KENNETH E. SCOTT, independent Trustee (1985). Mr. Scott is Ralph M. Parsons Professor of Law and Business at Stanford Law School (1972) and a Director of RCM Capital Funds, Inc. (1994).

ISAAC STEIN, independent Trustee (1992). Mr. Stein is former Chairman of the Board (1990 to 1992) and Chief Executive Officer (1991 to 1992) of Esprit de
Corp. (clothing manufacturer). He is a member of the Board of Raychem Corporation (electrical equipment, 1993), President of Waverley Associates, Inc. (private investment firm, 1983), and a Director of ALZA Corporation (pharmaceuticals, 1987). He is also a Trustee of Stanford University (1994) and Chairman of Stanford Health Services (hospital, 1994).


*JAMES E. STOWERS III, Trustee (1995). Mr. Stowers III is Chief Executive Officer and Director of ACC; President, Chief Executive Officer and Director of ACS and ACIS.


JEANNE D. WOHLERS, independent Trustee (1985). Ms. Wohlers is a private investor and an independent Director and Partner of Windy Hill Productions, LP. Previously, she served as Vice President and Chief Financial Officer of Sybase, Inc. (software company, 1988 to 1992).

OFFICERS

*JAMES M. BENHAM, President and Chief Executive Officer (1996).


*WILLIAM M. LYONS, Executive Vice President (1996);  President,  Chief Operating
Officer and General Counsel of ACC, Executive Vice President, Chief Operating Officer and General Counsel of ASC and ACIS; Assistant Secretary of ACC; Secretary of ACS and ACIS.


*DOUGLAS A. PAUL,  Secretary (1988),  Vice President (1990), and General Counsel
(1990); Secretary and Vice President of the funds advised by the Manager.

*C. JEAN WADE, Controller (1996).

*MARYANNE ROEPKE, CPA, Chief Financial Officer and Treasurer (1995); Vice President and Assistant Treasurer of ACS.


The table on the next page summarizes the compensation that the Trustees received for the Funds' fiscal year ended March 31, 1997, as well as the compensation received for serving as a Director or Trustee of all other funds advised by the Manager.

As of July 3, 1997, the Trust's officers and Trustees, as a group, owned less than 1% of the outstanding shares of each Fund.


MANAGEMENT


Each Fund has an investment management agreement with the Manager dated August 1, 1997. This agreement was approved by the shareholders of the Funds (except Capital Preservation) on July 30, 1997.

For the services provided to the Funds, the Manager receives a monthly fee based on a percentage of the average net assets of the Fund. The annual rate at which this fee is assessed is determined monthly in a two-step process: First, a fee rate schedule is applied to the assets of all of the funds of its investment category managed by the Manager (the "Investment Category Fee"). For example, when calculating the fee for a Money Market Fund, all of the assets of the money market funds managed by the Manager are aggregated. The three investment categories are Money Market Funds, Bond Funds and Equity Funds. Second, a separate fee rate schedule is applied to the assets of all of the funds managed by the Manager (the "Complex Fee"). The Investment Category Fee and the Complex Fee are then added to determine the unified management fee payable by the Fund to the Manager.


Statement of Additional Information                                           15


TRUSTEE COMPENSATION FOR THE FISCAL YEAR ENDED MARCH 31, 1997

                           Aggregate           Pension or Retirement            Estimated            Total Compensation
Name of                  Compensation         Benefits Accrued As Part       Annual Benefits      From The American Century
Trustee1                From Each Fund2           of Fund Expenses           Upon Retirement          Family of Funds3
------------------------------------------------------------------------------------------------------------------------------
Albert Eisenstat   $17,891 (Capital Preservation)  Not Applicable            Not Applicable                $72,250
                   1,761 (Government Agency)
                   1,048 (Short-Term)
                   1,510 (Intermediate-Term)
                   1,163 (Long-Term)
                   1,405 (ARM)
                   2,776 (GNMA)
                   134 (Inflation-Adjusted)

Ronald J. Gilson   $10,349 (Capital Preservation)  Not Applicable            Not Applicable                $70,250
                   1,677 (Government Agency)
                   1,061 (Short-Term)
                   1,467 (Intermediate-Term)
                   1,143 (Long-Term)
                   1,353 (ARM)
                   2,595 (GNMA)
                   133 (Inflation-Adjusted)

Myron S. Scholes   $15,743 (Capital Preservation)  Not Applicable            Not Applicable                $63,500
                   1,417 (Government Agency)
                   1,022 (Short-Term)
                   1,296 (Intermediate-Term)
                   1,079 (Long-Term)
                   1,214 (ARM)
                   1,996 (GNMA)
                   134 (Inflation-Adjusted)

Kenneth E. Scott   $12,757 (Capital Preservation)  Not Applicable            Not Applicable                $80,250
                   2,063 (Government Agency)
                   1,085 (Short-Term)
                   1,722 (Intermediate-Term)
                   1,240 (Long-Term)
                   1,559 (ARM)
                   3,486 (GNMA)
                   133 (Inflation-Adjusted)

Ezra Solomon4      $7,125 (Capital Preservation)   Not Applicable            Not Applicable                $26,167
                   1,148 (Government Agency)
                   753 (Short-Term)
                   1,020 (Intermediate-Term)
                   821 (Long-Term)
                   961 (ARM)
                   1,680 (GNMA)
                   133 (Inflation-Adjusted)

Isaac Stein        $10,585 (Capital Preservation)  Not Applicable            Not Applicable                $71,250
                   1,715 (Government Agency)
                   1,064 (Short-Term)
                   1,493 (Intermediate-Term)
                   1,153 (Long-Term)
                   1,373 (ARM)
                   2,684 (GNMA)
                   134 (Inflation-Adjusted)

16                                                               American Century Investments


TRUSTEE COMPENSATION FOR THE FISCAL YEAR ENDED MARCH 31, 1997 (CONT.)

                           Aggregate           Pension or Retirement            Estimated            Total Compensation
Name of                  Compensation         Benefits Accrued As Part       Annual Benefits      From The American Century
Trustee1                From Each Fund2           of Fund Expenses           Upon Retirement          Family of Funds3
------------------------------------------------------------------------------------------------------------------------------
Jeanne D. Wohlers  $19,012 (Capital Preservation)  Not Applicable            Not Applicable                $77,000
                   1,941 (Government Agency)
                   1,061 (Short-Term)
                   1,635 (Intermediate-Term)
                   1,209 (Long-Term)
                   1,498 (ARM)
                   3,198 (GNMA)
                   134 (Inflation-Adjusted)

1    Interested Trustees receive no compensation for their services as such.

2 For the Fiscal year ended March 31, 1997, Capital Preservation paid fees to the Trustees as an investment portfolio in American Century Capital
     Preservation Fund, Inc., a registered investment company within the fund complex, as described in footnote 3 below.

3 Includes compensation paid by the fifteen investment company members of the American Century family of funds.

4    Retired December, 1996.


The schedules by which the Investment Category Fee are determined are as follows:

MONEY MARKET FUNDS
Category Assets            Fee Rate
---------------------------------------
First $1 billion           0.2500%
Next $1 billion            0.2070%
Next $3 billion            0.1660%
Next $5 billion            0.1490%
Next $15 billion           0.1380%
Next $25 billion           0.1375%
Thereafter                 0.1370%
---------------------------------------

VARIABLE-PRICE FUNDS (EXCEPT GNMA AND ARM)
Category Assets            Fee Rate
---------------------------------------
First $1 billion           0.2800%
Next $1 billion            0.2280%
Next $3 billion            0.1980%
Next $5 billion            0.1780%
Next $15 billion           0.1650%
Next $25 billion           0.1630%
Thereafter                 0.1625%
---------------------------------------

GNMA AND ARM
Category Assets            Fee Rate
---------------------------------------
First $1 billion           0.3600%
Next $1 billion            0.3080%
Next $3 billion            0.2780%
Next $5 billion            0.2580%
Next $15 billion           0.2450%
Next $25 billion           0.2430%
Thereafter                 0.2425%
---------------------------------------

The Complex Fee Schedule is as follows:

Complex Assets             Fee Rate
---------------------------------------
First $2.5 billion         0.3100%
Next $7.5 billion          0.3000%
Next $15.0 billion         0.2985%
Next $25.0 billion         0.2970%
Next $50.0 billion         0.2960%
Next $100.0 billion        0.2950%
Next $100.0 billion        0.2940%
Next $200.0 billion        0.2930%
Next $250.0 billion        0.2920%
Next $500.0 billion        0.2910%
Thereafter                 0.2900%
---------------------------------------

On the first business day of each month, the Funds pay a management fee to the Manager for the previous month at the specified rate. The fee for the previous month is calculated by multiplying the applicable fee for a Fund by the aggregate average daily closing value of a Fund's net assets during the previous month by a fraction, the numerator of which is the number of days in the previous month and the denominator of which is 365 (366 in leap years).

The management agreement shall continue in effect until the earlier of the expiration of two years from the date of its execution or until the first meeting of shareholders following such execution and for as long thereafter as its continuance is specifically approved at least annually by (1) the Funds' Board of Trustees, or by the vote of a majority of outstanding

Statement of Additional Information                                           17

votes (as defined in the Investment Company Act) and (2) by the vote of a majority of the Trustees of the Funds who are not parties to the agreement or interested persons of the Manager, cast in person at a meeting called for the purpose of voting on such approval.

The management agreement provides that it may be terminated at any time without payment of any penalty by the Funds' Board of Trustees, or by a vote of a majority of the Funds' shareholders, on 60 days' written notice to the Manager, and that it shall be automatically terminated if it is assigned.

The management agreement provides that the Manager shall not be liable to the Funds or its shareholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

The management agreement also provides that the Manager and its officers, Trustees and employees may engage in other business, devote time and attention to any other business whether of a similar or dissimilar nature, and render services to others.

Certain investments may be appropriate for the Funds and also for other clients advised by the Manager. Investment decisions for the Funds and other clients are made with a view to achieving their respective investment objectives after consideration of such factors as their current holdings, availability of cash for investment, and the size of their investment generally. A particular security may be bought or sold for only one client or series, or in different amounts and at different times for more than one but less than all clients or series. In addition, purchases or sales of the same security may be made for two or more clients or series on the same date. Such transactions will be allocated among clients in a manner believed by the Manager to be equitable to each. In some cases this procedure could have an adverse effect on the price or amount of the securities purchased or sold by the Fund.

The Manager may aggregate purchase and sale orders of the Funds with purchase and sale orders of its other clients when the Manager believes that such aggregation provides the best execution for the Funds. The Funds' Board of Trustees has approved the policy of the Manager with respect to the aggregation of portfolio transactions. Where portfolio transactions have been aggregated, the Funds participate at the average share price for all transactions in that security on a given day and share transaction costs on a pro rata basis. The Manager will not aggregate portfolio transactions of the Funds unless it believes such aggregation is consistent with its duty to seek best execution on behalf of the Funds and the terms of the management agreement. The Manager receives no additional compensation or remuneration as a result of such aggregation.

In addition to managing the Funds, the Manager was also acting as an investment adviser to 12 institutional accounts and to the following registered investment companies: American Century Mutual Funds, Inc., American Century World Mutual Funds, Inc., American Century Premium Reserves, Inc., American Century Variable Portfolios, Inc., American Century Capital Portfolios, Inc., American Century Strategic Asset Allocations, Inc., American Century Municipal Trust, American Century Investment Trust, American Century Target Maturities Trust, American Century California Tax-Free and Municipal Funds, American Century Quantitative Equity Funds and American Century International Bond Funds.

Prior to August 1, 1997, Benham Management Corporation served as the investment advisor to the Funds. Benham Management Corporation is, like the Manager, wholly-owned by ACC.

Investment advisory fees paid by each Fund to the Manager for the fiscal years ended March 31, 1997, 1996 and 1995 (or its affiliate, Benham Management Corporation), are indicated in the following table. Fee amounts are net of reimbursements.

18                                                  American Century Investments

                            Investment Advisory Fees*
--------------------------------------------------------------------------------
                                     Fiscal            Fiscal           Fiscal
Fund                                  1997              1996             1995
--------------------------------------------------------------------------------
Capital Preservation               $8,107,075        $8,039,420       $7,631,805
Government Agency                   1,441,378         1,104,214        1,014,951
Short-Term Treasury                  77,935            118,721          60,440
Intermediate-Term Treasury           881,647           867,876          875,087
Long-Term Treasury                   339,340           174,665          33,915
ARM Fund                             730,283           971,274         1,646,614
GNMA Fund                           3,115,478         2,980,327        2,807,230
Inflation-Adjusted Treasury             0                N/A              N/A
--------------------------------------------------------------------------------
*Net of Reimbursements

TRANSFER AND ADMINISTRATIVE SERVICES

American Century Services Corporation, 4500 Main Street, Kansas City, Missouri 64111, acts as transfer agent and dividend paying agent for the Funds. It provides physical facilities, including computer hardware and software and personnel, for the day-to-day administration of the Funds and of the Manager. The Manager pays American Century Services Corporation for such services.

Prior to August 1, 1997, the Funds paid American Century Services Corporation directly for its services as transfer agent and administrative services agent.


Administrative service and transfer agent fees paid by each Fund for the fiscal years ended March 31, 1997, 1996, and 1995 are indicated in the following tables. Fee amounts are net of reimbursements.

                              Administrative Fees*
--------------------------------------------------------------------------------
                                     Fiscal            Fiscal           Fiscal
Fund                                  1997              1996             1995
--------------------------------------------------------------------------------
Capital Preservation               $2,871,948        $2,896,754       $2,781,843
Government Agency                    459,802           475,745          478,410
Short-Term Treasury                  33,371            39,657           30,662
Intermediate-Term Treasury           300,336           301,079          312,814
Long-Term Treasury                   112,936           69,302           23,884
ARM Fund                             249,492           423,862          595,079
GNMA Fund                           1,059,314         1,149,339        1,003,636
Inflation-Adjusted Treasury             0                N/A              N/A
--------------------------------------------------------------------------------
*Net of Reimbursements

                              Transfer Agent Fees*
--------------------------------------------------------------------------------
                                     Fiscal            Fiscal           Fiscal
Fund                                  1997              1996             1995
--------------------------------------------------------------------------------
Capital Preservation               $2,449,205        $2,536,792       $2,582,343
Government Agency                    553,760           591,421          636,462
Short-Term Treasury                  34,555            44,415           36,254
Intermediate-Term Treasury           258,334           283,949          317,653
Long-Term Treasury                   181,017           120,818          37,365
ARM Fund                             329,914           329,830          684,702
GNMA Fund                           1,150,565         1,033,782        1,178,768
Inflation-Adjusted Treasury             0                N/A              N/A
--------------------------------------------------------------------------------
*Net of Reimbursements


DISTRIBUTION OF FUND SHARES

The Funds' shares are distributed by American Century Investment Services, Inc. (the "Distributor"), a registered broker-dealer and an affiliate of the Manager. The Manager pays all expenses for promoting and distributing the Funds' shares. The Funds do not pay any commissions or other fees to the Distributor or to any other broker-dealers or financial intermediaries in connection with the distribution of Fund shares.


Statement of Additional Information                                           19

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

The Funds' shares are continuously offered at net asset value. Share certificates are issued (without charge) only when requested in writing. Certificates are not issued for fractional shares. Dividend and voting rights are not affected by the issuance of certificates.

American Century may reject or limit the amount of an investment to prevent any one shareholder or affiliated group from controlling the Trust or one of its series; to avoid jeopardizing a Fund's tax status; or whenever, in the Manager's opinion, such rejection is in the Trust's or a Fund's best interest.

As of July 3, 1997, to the knowledge of the Trust, the shareholders listed in the following chart were the only record holders of greater than 5% of the outstanding shares of the individual Funds.



FUND                           SHORT-TERM TREASURY
---------------------------------------------------------
Shareholder Name and           Charles Schwab & Co.
Address                        101 Montgomery Street
                               San Francisco, CA 94104
# of Shares Held               677,124
% of Total Shares
Outstanding                    18.3%
---------------------------------------------------------
Shareholder Name and           J. Harris Morgan
Address                        P.O. Box 556
                               Greenville, TX 75403
# of Shares Held               314,616
% of Total Shares
Outstanding                    8.5%
---------------------------------------------------------
Shareholder Name and           Allied Clearings Co.
Address                        P.O. Box 94303
                               Pasadena, CA 91109
# of Shares Held               197,075
% of Total Shares
Outstanding                    5.3%
---------------------------------------------------------

FUND                           INTERMEDIATE-TERM TREASURY
---------------------------------------------------------
Shareholder Name and           Chase Manhattan Bank NA
Address                        770 Broadway 10th FL
                               New York, NY 10003
# of Shares Held               2,850,290
% of Total Shares
Outstanding                    9.1%
---------------------------------------------------------
Shareholder Name and           Charles Schwab & Co.
Address                        101 Montgomery Street
                               San Francisco, CA 94104
# of Shares Held               3,029,972
% of Total Shares
Outstanding                    9.7%
---------------------------------------------------------

FUND                           LONG-TERM TREASURY
---------------------------------------------------------
Shareholder Name and           Charles Schwab & Co.
Address                        101 Montgomery Street
                               San Francisco, CA 94104
# of Shares Held               7,694,829
% of Total Shares
Outstanding                    55.5%
---------------------------------------------------------

FUND                           ARM FUND
---------------------------------------------------------
Shareholder Name and           Charles Schwab & Co.
Address                        101 Montgomery Street
                               San Francisco, CA 94104
# of Shares Held               1,268,779
% of Total Shares
Outstanding                    5.3%
---------------------------------------------------------

FUND                           GNMA FUND
---------------------------------------------------------
Shareholder Name and           Charles Schwab & Co.
Address                        101 Montgomery Street
                               San Francisco, CA 94104
# of Shares Held               21,394,507
% of Total Shares
Outstanding                    19.5%
---------------------------------------------------------

20                                                  American Century Investments

FUND                           INFLATION-ADJUSTED TREASURY
---------------------------------------------------------
Shareholder Name and           Leonard Chase
Address                        2165 Gunpower Dr.
                               Palm Bay, FL 32905
# of Shares Held               40,150
% of Total Shares
Outstanding                    8.9%
---------------------------------------------------------

Shareholder Name and           American Century
Address                        Investment Management
                               4500 Main Street
                               Kansas City, MO 64111
# of Shares Held               101,445
% of Total Shares
Outstanding                    22.6%
---------------------------------------------------------

ACS charges neither fees nor commissions on the purchase and sale of fund shares. However, ACS may charge fees for special services requested by a shareholder or necessitated by acts or omissions of a shareholder. For example, ACS may charge a fee for processing dishonored investment checks or stop-payment requests. See the Investor Services Guide for more information.

OTHER INFORMATION

For further information, please refer to registration statement and exhibits on file with the SEC in Washington, DC. These documents are available upon payment of a reproduction fee. Statements in the Prospectus and in this Statement of Additional Information concerning the contents of contracts or other documents, copies of which are filed as exhibits to the registration statement, are qualified by reference to such contracts or documents.

Statement of Additional Information                                           21



                              FINANCIAL HIGHLIGHTS
                           INFLATION-ADJUSTED TREASURY


                                For a Share Outstanding Throughout the Periods as Indicated


                                                                        1997(1)     1997(2)

PER-SHARE DATA

Net Asset Value, Beginning of Period...............................      $9.74      $10.00
                                                                      ----------  ----------
Income From Investment Operations

   Net Investment Income...........................................      0.13        0.06

   Net Unrealized Gain on Investment Transactions..................     (0.05)      (0.26)
                                                                      ----------  ----------
   Total From Investment Operations................................      0.08       (0.20)
                                                                      ----------  ----------
Distributions

   From Net Investment Income......................................     (0.13)      (0.06)
                                                                      ----------  ----------
Net Asset Value, End of Period.....................................      $9.69       $9.74
                                                                      ==========  ==========
   TOTAL RETURN(3).................................................      0.85%      (1.98)%

RATIOS/SUPPLEMENTAL DATA

   Ratio of Operating Expenses to Average Net Assets(4)............      0.50%       0.50%

   Ratio of Net Investment Income to Average Net Assets(4).........      5.30%       5.03%

   Portfolio Turnover Rate.........................................       32%          -

   Net Assets, End of Period (in thousands)........................     $4,312      $2,277


(1)  Three months ended June 30, 1997 (unaudited).

(2)  February 10, 1997 (inception) through March 31, 1997.

(3)  Total  return   assumes   reinvestment   of  dividends  and  capital  gains
distributions, if any, and are not annualized.

(4)  Annualized.

See Notes to Financial Statements


22   Financial Highlights                           American Century Investments


                       STATEMENT OF ASSETS AND LIABILITIES


JUNE 30, 1997 (UNAUDITED)


ASSETS

Investment securities:
   U.S. Treasury Inflation Indexed Notes, 3.375%, 1/15/07, at value.....................        $2,947,396
      (principal amount and identified cost of $2,985,000 and $2,980,655, respectively)
   Tennessee Valley Authority, 3.375%, 1/15/07, at value................................           971,974
      (principal amount and identified cost of $1,000,000 and $976,389, respectively)
Cash. ..................................................................................           329,123
Interest receivable.....................................................................            62,434
Prepaid expenses and other assets.......................................................             3,858
                                                                                             ---------------
                                                                                                 4,314,785
                                                                                             ---------------

LIABILITIES

Payable for capital shares redeemed.....................................................               757
Payable to affiliates (Note 2)..........................................................             1,376
Dividends payable.......................................................................             1,148
                                                                                             ---------------
                                                                                                     3,281
                                                                                             ---------------

NET ASSETS APPLICABLE TO OUTSTANDING SHARES.............................................        $4,311,504
                                                                                             ===============

CAPITAL SHARES

Outstanding (Unlimited number of shares authorized).....................................           444,923
                                                                                             ===============

NET ASSET VALUE PER SHARE...............................................................             $9.69
                                                                                             ===============

NET ASSETS CONSIST OF:

Capital paid in.........................................................................        $4,378,802
Accumulated undistributed net realized loss on investments..............................          (29,624)
Net unrealized depreciation on investments (Note 3).....................................          (37,674)
                                                                                             ---------------
                                                                                                $4,311,504
                                                                                             ===============
See Notes to Financial Statements


Statement of Additional Information      Statement of Assets and Liabilities  23


                             STATEMENT OF OPERATIONS


FOR THE THREE MONTHS ENDED JUNE 30, 1997 (UNAUDITED)


INVESTMENT INCOME

INCOME:
Interest...................................................................           $49,945
                                                                                 -------------

EXPENSES (NOTE 2):
Registration and filing fees...............................................             3,672
Printing and postage.......................................................             9,411
Directors' fees and expenses...............................................             1,294
Investment advisory fees...................................................             2,393
Transfer agency fees.......................................................             1,507
Administrative fees........................................................               816
Auditing and legal fees....................................................                36
Other operating expenses...................................................               283
                                                                                 -------------
    Total expenses.........................................................            19,412
Amount reimbursed..........................................................          (15,132)
                                                                                 -------------
    Net expenses...........................................................             4,280
                                                                                 -------------

NET INVESTMENT INCOME......................................................            45,665
                                                                                 -------------

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS (NOTE 3)

Net realized loss on investments...........................................          (29,624)
Change in net unrealized depreciation on investments.......................             7,634
                                                                                 -------------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS............................          (21,990)
                                                                                 -------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.......................           $23,675
                                                                                 =============


See Notes to Financial Statements


24   Statement of Operations                        American Century Investments

                       STATEMENT OF CHANGES IN NET ASSETS


THREE MONTHS ENDED JUNE 30, 1997 (UNAUDITED) AND PERIOD ENDED MARCH 31, 1997


INCREASE IN NET ASSETS                                                                  1997(1)         1997(2)

OPERATIONS

Net investment income...........................................................  $     45,665     $     10,540
Net realized loss on investments................................................       (29,624)               -
Change in net unrealized depreciation on investments............................          7,634        (45,308)
                                                                                   --------------  --------------
Net increase (decrease) in net assets resulting from operations.................         23,675        (34,768)
                                                                                   --------------  --------------

DISTRIBUTIONS TO SHAREHOLDERS

From net investment income......................................................       (45,665)        (10,540)
                                                                                   --------------  --------------

CAPITAL SHARE TRANSACTIONS

Proceeds from shares sold.......................................................      2,400,704       2,627,000
Proceeds from reinvestment of distributions.....................................        42,564           8,426
Payments for shares redeemed....................................................      (387,150)       (312,742)
                                                                                   --------------  --------------
Net increase in net assets from capital share transactions......................     2,056,118        2,322,684
                                                                                   --------------  --------------

NET increase in net assets......................................................     2,034,128        2,277,376

NET ASSETS

Beginning of period.............................................................      2,277,376               -
                                                                                   --------------  --------------
End of period...................................................................     $4,311,504      $2,277,376
                                                                                   ==============  ==============

TRANSACTIONS IN SHARES OF THE FUNDS

Sold............................................................................        246,578         264,716
Issued in reinvestment of distributions.........................................          4,378             861
Redeemed........................................................................       (39,796)        (31,814)
                                                                                   --------------  --------------
Net increase....................................................................        211,160         233,763
                                                                                   ==============  ==============

(1)  Three months ended June 30, 1997 (unaudited).
(2)  February 10, 1997 (inception) through March 31, 1997.


See Notes to Financial Statements


Statement of Additional Information       Statement of Changes in Net Assets  25


                          NOTES TO FINANCIAL STATEMENTS


JUNE 30, 1997 (UNAUDITED)

--------------------------------------------------------------------------------

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Government Income Trust (the Trust) is registered under the Investment Company Act of 1940 as an open-end diversified management investment company. American Century -- Benham Treasury Inflation-Adjusted Securities Fund is one of the seven funds composing the Trust. The Fund's investment objective is to provide a total return consistent with investment in U.S. Treasury inflation-adjusted securities. The Fund seeks to achieve its investment objective by investing at least 65% of its total assets in Treasury Inflation-Adjusted Securities that are backed by the full faith and credit of the U.S. government and indexed or otherwise structured by the U.S. Treasury to provide protection against inflation. Treasury Inflation-Adjusted Securities may be issued by the U.S. Treasury in the form of notes or bonds. Up to 35% of the Fund's total assets may be invested in Treasury Inflation-Adjusted Securities issued by U.S. government agencies and government-sponsored organizations, when such securities become available. The Fund may also invest in U.S. Treasury securities which are not indexed to inflation for liquidity and total return, or if at any time the manger believes there is an inadequate supply of appropriate Treasury Inflation-Adjusted Securities in which to invest. The following significant accounting policies, related to the Fund, are in accordance with accounting policies generally accepted in the investment company industry.

SECURITY VALUATIONS -- Securities are valued through valuations obtained through a commercial pricing service or at the mean of the most recent bid and asked prices. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Board of Trustees.

SECURITIES TRANSACTIONS -- Security transactions are accounted for on the date purchased or sold. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Interest income is recorded on the accrual basis and includes amortization of discounts and premiums. Premiums and discounts are amortized using the effective interest rate method. The difference between original principal and the inflation-adjusted principal is amortized on a straight-line basis and is included in interest income.

INCOME TAX STATUS -- It is the Fund's policy to distribute all net investment income and net realized capital gains to shareholders and to otherwise qualify as a regulated investment company under the provisions of the Internal Revenue Code. Accordingly, no provision has been made for federal or state taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared daily and distributed monthly. Distributions from net realized gains are declared and paid annually.

The character of distributions made during the year from net investment income or net realized capital gains may differ from their ultimate characterization for federal income tax purposes. These differences are due to differences in the recognition of income and expense items for financial statement and tax purposes.

SUPPLEMENTARY INFORMATION -- Certain officers and trustees of the Trust are also officers and/or directors, and, as a group, controlling stockholders of American Century Companies, Inc. (ACC), the parent of the Trust's investment advisor, Benham Management Corporation (BMC), the Trust's distributor, American Century Investment Services, Inc. (ACIS), and the Trust's transfer agent, American Century Services Corporation (ACSC).

USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from these estimates.


26  Notes to Financial Statements                   American Century Investments


                          NOTES TO FINANCIAL STATEMENTS


JUNE 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

2. TRANSACTIONS WITH RELATED PARTIES


The Trust has entered into an Investment Advisory Agreement with BMC that provides the Trust with investment advisory services in exchange for an investment advisory fee. ACSC pays all compensation of Trust officers and trustees who are officers or directors of ACC or any of its subsidiaries. In addition, promotion and distribution expenses are paid by BMC. The investment advisory fee is paid monthly by the Fund based on its pro rata share of the dollar amount derived from applying the Trust's average daily closing net assets to the following annualized investment advisory fee schedule:

          0.50% of the first $100 million
          0.45% of the next $100 million
          0.40% of the next $100 million
          0.35% of the next $100 million
          0.30% of the next $100 million
          0.25% of the next $1 billion
          0.24% of the next $1 billion
          0.23% of the next $1 billion
          0.22% of the next $1 billion
          0.21% of the next $1 billion
          0.20% of the next $1 billion
          0.19% of the average daily net assets over $6.5 billion

The Trust has an Administrative Services and Transfer Agency Agreement with ACSC. Under the Agreement, ACSC provides substantially all administrative and transfer agency services necessary to operate the Fund. Fees for these services are based on transaction volume, number of accounts and average daily closing net assets for funds advised by BMC.

The Trust has an additional agreement with BMC pursuant to which BMC established a contractual expense guarantee that limits Fund expenses (excluding items such as brokerage commissions, taxes, interest, custodian earnings credits, and extraordinary expenses) to 0.50% of average daily closing net assets. The agreement provides that BMC may recover amounts (representing expenses in excess of the Fund's expense guarantee rate) absorbed during the preceding 11 months, if, and to the extent that, for any given month, the Fund's expenses are less than the expense guarantee rate in effect at that time.

The payable to affiliates as of June 30, 1997, based on the above agreements was as follows:

Administrative Services and Transfer Agent . . . . . . . . . $1,376

On July 30, 1997, the shareholders of the Fund approved a new management agreement with American Century Investment Management, Inc. (an affiliate of
BMC) which replaces the existing contracts between the Fund and BMC and ACSC for advisory, administrative and transfer agency services. Under the agreement, ACIM will provide all services required by the fund in exchange for one "unified" fee. Had the new agreement been in effect for the fiscal year ended June 30, 1997, the annual expense ratio of the Fund would have been 0.58%. However, ACIM has agreed to waive expenses which exceed 0.50% of average daily net assets until May 31, 1998.

Final proxy tabulations were not available at the time this report was printed.

The Trust has a Distribution Agreement with ACIS, which is responsible for promoting sales of and distributing the Trust's shares.

--------------------------------------------------------------------------------
3. INVESTMENT TRANSACTIONS

Purchases and sales of U.S. Treasury and Agency obligations, other than short-term investments, for the three months ended June 30, 1997, totaled $2,852,482 and $988,785, respectively.

As of June 30, 1997, accumulated net unrealized depreciation was $37,674, which consisted entirely of unrealized depreciation.


Statement of Additional Information            Notes to Financial Statements  27



P.O. Box 419200
Kansas City, Missouri
64141-6200


Investor Services:
1-800-345-2021 or 816-531-5575


Automated Information Line:
1-800-345-8765

Telecommunications Device for the Deaf:
1-800-634-4113 or 816-444-3485

Fax: 816-340-7962

Internet: www.americancentury.com

                            [american century logo]
                                    American
                                  Century(sm)

9708           [recycled logo]
SH-BKT-9284       Recycled

AMERICAN CENTURY GOVERNMENT INCOME TRUST


1933 Act Post-Effective Amendment No. 33
1940 Act Amendment No. 34
--------------------------------------------------------------------------------

PART C            OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) FINANCIAL STATEMENTS. Audited financial statements for each series of American Century Government Income Trust for the fiscal year ended March 31, 1997, are filed herein as included in the Trust's Statement of Additional Information by reference to the Annual Report dated March 31, 1997, filed on May 30, 1997 (Accession # 0000773674-97-000008).

(b)      EXHIBITS.

         (1) (a) Agreement and Declaration of Trust dated May 31, 1995, is incorporated herein by reference to Exhibit 1 of Post-Effective Amendment No. 28 filed on May 29, 1996 (Accession # 0000773674-96-000004).

                  (b) Amendment to the Declaration of Trust dated October 21, 1996 is incorporated herein by reference to Exhibit 1 of Post-Effective Amendment No. 31 filed on February 7, 1997 (Accession # 0000773674-97-000002).

                  (c) Amendment to the Declaration of Trust dated January 20, 1997 with respect to the American Century - Benham Inflation-Adjusted Treasury Fund is incorporated herein by reference to
                  Exhibit 1 of Post-Effective Amendment No. 31 filed on February 7, 1997 (Accession # 0000773674-97-000002).

         (2) Amended and Restated Bylaws, dated May 17, 1995, are incorporated herein by reference to Exhibit 2 of Post-Effective Amendment No. 28 filed on May 29, 1996 (Accession # 0000773674-96-000004).

         (3)      Not applicable.

         (4) (a) Specimen copy of American Century - Benham GNMA Fund share certificate is incorporated herein by reference to Exhibit 4 to the registration statement filed on July 26, 1985.

                  (b) Specimen copy of American Century - Benham Adjustable Rate Government Securities Fund share certificate is incorporated herein by reference to Exhibit 4 to Post-Effective Amendment No. 17 filed on September 30, 1991.

                  (c) Specimen copy of American Century - Benham Intermediate-Term Treasury Fund share certificate is incorporated herein by reference to Exhibit 4 to Post-Effective Amendment No. 18 filed on November 27, 1991.

                  (d) Specimen copy of American Century - Benham Government Agency Money Market Fund share certificate is incorporated herein by reference to Exhibit 4 to Post-Effective Amendment No. 18 filed on November 27, 1991.

                  (e) Specimen copy of American Century - Benham Short-Term Treasury Fund share certificate is incorporated herein by reference to Exhibit 4(e) to Post-Effective Amendment No. 24 filed on November 29, 1992.

                  (f) Specimen copy of American Century - Benham Long-Term Treasury Fund share certificate is incorporated herein by reference to Exhibit 4(f) to Post-Effective Amendment No. 24 filed on November 29, 1992.

                  (g) Specimen copy of American Century - Benham Inflation-Adjusted Treasury Fund share certificate is incorporated herein by reference to Exhibit 4 of Post-Effective Amendment No. 31 filed on February 7, 1997 (Accession # 0000773674-97-000002).

                  (h) Specimen copy of American Century - Benham Capital Preservation Fund share certificate to be filed by amendment.

         (5) Investor Class Investment Management Agreement between American Century - Benham Capital Preservation Fund, American Century - Benham GNMA Fund, American Century - Benham Government Agency Money Market Fund, American Century - Benham Short-Term Treasury Fund, American Century - Benham Intermediate-Term Treasury Fund, American Century - Benham Long-Term Treasury Fund and American Century - Benham
                  Inflation Adjusted Treasury Fund and American Century Investment Management, Inc. , dated as of August 1, 1997, is included herein.

         (6) Distribution Agreement between American Century Government Income Trust and American Century Investment Services, Inc. dated as of August 1, 1997, is included herein.

         (7)      Not applicable.

         (8) Custodian Agreement between American Century Government Income Trust and The Chase Manhattan Bank, dated August 9, 1996, is incorporated herein by reference to Exhibit 8 of Post-Effective Amendment No. 31 filed on February 7, 1997 (Accession # 0000773674-97-000002).

         (9) Transfer Agency Agreement between American Century Government Income Trust and American Century Services Corporation, dated as of August 1, 1997, is included herein.

         (10) (a) Opinion and consent of counsel as to the legality of the securities being registered, dated May 30, 1997 is incorporated herein by reference to Rule 24f-2 Notice filed on May 30, 1997 (Accession # 773674-97-000009).

                  (b) Opinion  and consent of counsel as to the  legality of the
                  American  Century  -  Benham  Capital   Preservation  Fund  is
                  included herein.

         (11) Consent of KPMG Peat Marwick LLP, independent auditors, is included herein.

         (12)     Not applicable.

         (13)     Not applicable.

         (14) (a) American Century Individual Retirement Account Plan, including all instructions and other relevant documents, dated February 1992, is incorporated herein by reference to Exhibit 14(a) to Post-Effective Amendment No. 23 filed on September 28, 1992.

                  (b) American Century Pension/Profit Sharing plan, including all instructions and other relevant documents, dated February 1992, is incorporated herein by reference to Exhibit 14(b) to Post-Effective Amendment No. 23 filed on September 28, 1992.

         (15)     Not applicable.

         (16)     Schedule  for  computation  of  each   performance   quotation
                  provided in response to Item 22 is included herein.

         (17)     Power of Attorney dated February 28, 1997 is included herein.

Item 25. Persons Controlled by or Under Common Control with Registrant.

Not applicable.

Item 26. Number of Holders of Securities.

As of June 30, 1997, each series of Benham Government Income Trust had the following number shareholders of record:

  American Century - Benham Capital Preservation Fund                         0
  American Century - Benham Government Agency Money Market Fund          16,354
  American Century - Benham Short-Term Treasury Fund                      1,133
  American Century - Benham Intermediate-Term Treasury Fund               9,152
  American Century - Benham Long-Term Treasury Fund                       2,892
  American Century - Benham Adjustable Rate Government Securities Fund   11,279
  American Century - Benham GNMA Fund                                    36,435
  American Century - Benham Inflation-Adjusted Treasury Fund                248

Item 27. Indemnification.

As stated in Article VII, Section 3 of the Declaration of Trust, incorporated herein by reference to Exhibit 1 to the Registration Statement, "The Trustees shall be entitled and empowered to the fullest extent permitted by law to purchase insurance for and to provide by resolution or in the Bylaws for indemnification out of Trust assets for liability and for all expenses reasonably incurred or paid or expected to be paid by a Trustee or officer in connection with any claim, action, suit, or proceeding in which he or she becomes involved by virtue of his or her capacity or former capacity with the Trust. The provisions, including any exceptions and limitations concerning indemnification, may be set forth in detail in the Bylaws or in a resolution adopted by the Board of Trustees."

Registrant hereby  incorporates by reference,  as though set forth fully herein,
Article VI of the  Registrant's  Bylaws,  amended on May 17, 1995,  appearing as
Exhibit 2 to Post-Effective Amendment No. 28 filed on May 29, 1996 (Accession # 0000773674-96-000004).

Item 28. Business and Other Connections of Investment Advisor.

American Century Investment Management, Inc., the investment manager to each of the Registrant's Funds, is engaged in the business of managing investments for deferred compensation plans and other institutional investors.

Item 29. Principal Underwriters.

The Registrant's distribution agent, American Century Investment Services, Inc., is distribution agent to American Century Capital Preservation Fund, Inc., American Century Capital Preservation Fund II, Inc., American Century California Tax-Free and Municipal Funds, American Century Government Income Trust, American Century Municipal Trust, American Century Target Maturities Trust, American Century Quantitative Equity Funds, American Century International Bond Funds, American Century Investment Trust, American Century Manager Funds, American Century Variable Portfolios, Inc., American Century Capital Portfolios, Inc., American Century Mutual Funds, Inc., American Century Premium Reserves, Inc., American Century Strategic Asset Allocations, Inc. and American Century World Mutual Funds, Inc. The information required with respect to each director, officer or partner of American Century Investment Services, Inc. is incorporated herein by reference to American Century Investment Services, Inc. Form B-D filed on November 21, 1985 (SEC File No. 8-35220; Firm CRD No. 17437).

Item 30. Location of Accounts and Records.

American Century Investment Management, Inc., the Registrant and its agent for transfer and administrative services, American Century Services Corporation, maintain their principal office at 4500 Main St., Kansas City, MO 64111.
American Century Services Corporation maintains physical possession of each account, book, or other document, and shareholder records as required by ss.31(a) of the 1940 Act and rules thereunder. The computer and data base for shareholder records are located at Central Computer Facility, 401 North Broad Street, Sixth Floor, Philadelphia, PA 19108.

Item 31. Management Services.

Not applicable.

Item 32. Undertakings.

(a) Registrant undertakes to furnish each person to whom a Prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

(b) Registrant hereby undertakes to call a meeting of shareholders of the Trust upon written request of shareholders owning at least one-tenth of the outstanding shares.

(c) Registrant hereby undertakes to file, with respect to American Century--Benham Capital Preservation Fund, a post-effective amendment using financial statements which need not be certified, within four to six months from the commencement of operations.

(d) The Registrant undertakes to assist shareholders in their communications with other shareholders.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 33/Amendment No. 34 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Mountain View, and State of California, on the 25th day of July, 1997. I hereby certify that this Amendment meets the requirement for immediate effectiveness pursuant to Rule 485(b).

                           AMERICAN CENTURY GOVERNMENT INCOME TRUST


                           By: /s/ Douglas A. Paul
                               Douglas A. Paul
                               Vice President and Associate General Counsel

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 33/Amendment No. 34 has been signed below by the following persons in the capacities and on the dates indicated.

                                                                            Date
*                                    Chairman of the Board of Trustees,     July 25, 1997
---------------------------------    President, and
James M. Benham                      Chief Executive Officer

*                                    Trustee                                July 25, 1997
---------------------------------
Albert A. Eisenstat

*                                    Trustee                                July 25, 1997
---------------------------------
Ronald J. Gilson

*                                    Trustee                                July 25, 1997
---------------------------------
Myron S. Scholes

*                                    Trustee                                July 25, 1997
---------------------------------
Kenneth E. Scott

*                                    Trustee                                July 25, 1997
---------------------------------
Isaac Stein

*                                    Trustee                                July 25, 1997
---------------------------------
James E. Stowers III

*                                    Trustee                                July 25, 1997
---------------------------------
Jeanne D. Wohlers

*                                    Chief Financial Officer, Treasurer     July 25, 1997
---------------------------------
Maryanne Roepke


/s/ Douglas A. Paul
*by Douglas A. Paul, Attorney in Fact (pursuant to a Power of Attorney dated February 28, 1997).